                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                               File No. 33-40991
                                                               File No. 811-6322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

         Pre-Effective Amendment No. ___
         Post-Effective Amendment No. 43                          X

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

         Amendment No. 43                                         X

                              DELAWARE POOLED TRUST
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               (Exact Name of Registrant as Specified in Charter)

     2005 Market Street, Philadelphia, PA 19103-7094         19103
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       (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:       (800) 523-1918

   Richelle S. Maestro, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                      April 30, 2003

It is proposed that this filing will become effective:

         [ ]      immediately upon filing pursuant to paragraph (b)
         [x]      on April 30, 2003 pursuant to paragraph (b)
         [ ]      60 days after filing pursuant to paragraph (a)(1)
         [ ]      on [date] pursuant to paragraph (a)(1)
         [ ]      75 days after filing pursuant to paragraph (a)(2)
         [ ]      on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         [ ]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 43 to Registration File No. 33-40991 includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A--Prospectus

4.       Part B--Statement of Additional Information

5.       Part C--Other Information

6.       Signatures

                              DELAWARE POOLED TRUST

                               Delaware REIT Fund

                            Supplement to the Fund's
                     Class A, Class B and Class C Prospectus
                             dated February 28, 2003

The Board of Trustees has approved the addition of Class R Shares. These shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R Shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

The following, which reflects the fees and expenses applicable to Class R Shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware REIT Fund - What are the Fund's fees and expenses?".

You do not pay sales charges directly from your investments when you buy or sell Class R Shares.

Maximum sales charge (load) imposed on purchases as a percentage of none offering price
Maximum contingent deferred sales charge (load) as a percentage of       none
original purchase price or redemption price, whichever is lower
Maximum sales charge (load) imposed on reinvested dividends              none
Redemption fees                                                          none
Exchange fees1                                                           none

Annual fund operating expenses are deducted from the Fund's assets.

Management fees                                                          0.75%
Distribution and service (12b-1) fees                                    0.60%
Other expenses                                                           0.37%
Total operating expenses                                                 1.72%
Net expenses                                                             1.72%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. /2/ This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year               $   175
3 years              $   542
5 years              $   933
10 years             $ 2,030

/1/ Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
/2/ The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share class - Class A" on page 12:

Class A

- Class A Shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R Shares.

- Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

The following information replaces the fifth bullet under "About your account - Choosing a share class - Class B" on page 13:

Class B

- Because of the higher 12b-1 fees, Class B Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information replaces the fourth bullet under "About your account - Choosing a share class - Class C" on page 13:

Class C

- Because of the higher 12b-1 fees, Class C Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R Shares.

The following information supplements the section "About your account - Choosing a share class" on page 13:

Class R

- Class R Shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R Shares are not subject to a contingent deferred sales charge.

- Class R Shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C Shares.

- Because of the higher 12b-1 fee, Class R Shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A Shares.

- Unlike Class B Shares, Class R Shares do not automatically convert into another class.

- Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class Shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R Shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A Shares as of June 1, 2003 (the date Class R Shares were made available) continues to be eligible to purchase Class A Shares after that date. Any account holding Class R Shares is not eligible to purchase Class A Shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 14:

"Class R Shares have no up front sales charge."

The following replaces the second sentence under the section "About your account
- Special services - Exchanges" on page 19:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R Shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated April 30, 2003.

                              DELAWARE POOLED TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 28, 2002
                             as amended May 1, 2002
                       -----------------------------------

         Delaware Pooled Trust ("Pooled Trust") is an open-end management investment company. Pooled Trust consists of various series ("Portfolios") offering a broad range of investment choices. Pooled Trust is designed to provide clients with attractive alternatives for meeting their investment needs. This Statement of Additional Information ("SAI") (Part B of Pooled Trust's registration statement) addresses information for Pooled Trust applicable to each of the Portfolios.

         This SAI is not a prospectus but should be read in conjunction with the related Prospectus for each Portfolio. Certain information from the Portfolios' Annual and Semi-Annual Reports has been incorporated by reference into this SAI. To obtain the Prospectuses or Annual and Semi-Annual Reports for the A, B, C, Institutional and R Class Shares of The Real Estate Investment Trust Portfolio or Class P Shares of The International Equity Portfolio, write to Delaware Distributors, L.P. (the "Distributor") at 2005 Market Street, Philadelphia, PA 19103-7094. You can also call 800 523-1918 for the Class A, B, C and R Shares of The Real Estate Investment Trust Portfolio or 800 510-4015 for the Institutional Class of the Real Estate Investment Trust Portfolio and Class P Shares of The International Equity Portfolio. To obtain the proper Prospectus or Annual and Semi-Annual Reports for the other Portfolios and Classes, please write to Delaware Pooled Trust at 2005 Market Street, Philadelphia, PA 19103-7094, Attn:
Client Services or call Pooled Trust at 800 231-8002.

TABLE OF CONTENTS                                                                  Page
                                                                                   ----
Fund History                                                                          2
Investment Policies, Portfolio Techniques and Risk Considerations                     2
Accounting and Tax Issues                                                            33
Trading Practices and Brokerage                                                      36
Portfolio Turnover                                                                   39
Purchasing Shares                                                                    40
Investment Plans                                                                     53
Determining Offering Price and Net Asset Value                                       62
Redemption and Exchange                                                              64
Dividends and Capital Gain Distributions                                             74
Taxes                                                                                76
Investment Management Agreements and Sub-Advisory Agreements                         78
Officers and Trustees                                                                84
General Information                                                                 102
Performance Information                                                             106
Financial Statements                                                                118
Appendix A - Ratings                                                                119
Appendix B - Investment Objectives of the Funds in the Delaware Investments Family  121

FUND HISTORY

         Pooled Trust was originally incorporated under the laws of the State of Maryland on May 30, 1991. On December 15, 1999, the company completed a reorganization that changed its state and form of organization from a Maryland corporation to a Delaware business trust called Delaware Pooled Trust.

         Delaware Pooled Trust offers various Portfolios providing eligible investors a broad range of investment choices, with the service companies of Delaware Investments providing customized services as investment advisor, administrator and distributor. Each Portfolio, other than The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II (which Portfolios together may be referred to as "The Real Estate Investment Trust Portfolios"), The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Focused Value Portfolio, is a diversified fund as defined by the Investment Company Act of 1940 (the "1940 Act"). The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The Focused Value Portfolio are nondiversified funds as defined by the 1940 Act.

INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS

Investment Restrictions
         Investment Objectives--The investment objectives of all the Portfolios, except The Labor Select International Equity Portfolio, are non-fundamental, and may be changed without shareholder approval. However, the Board of Trustees must approve any changes to non-fundamental investment objectives and the appropriate Portfolio will notify shareholders prior to a material change in a Portfolio's objective. The investment objective of The Labor Select International Equity Portfolio is fundamental and may not be changed without shareholder approval.

         Fundamental Investment Restrictions -- Pooled Trust has adopted the following restrictions for each of the Portfolios (except where otherwise noted) which cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of the respective Portfolio, which is the vote of: (i) more than 50% of the outstanding voting securities of the Portfolio; or
(ii) 67% or more of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Portfolio purchases securities.

         Each Portfolio, other than The Labor Select International Equity Portfolio, shall not:

         1. With respect to each Portfolio, except The Focused Value Portfolio and The Real Estate Investment Trust Portfolios, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The Real Estate Investment Trust Portfolios will concentrate their respective investments in the real estate industry. Each of The Real Estate Investment Trust Portfolios otherwise shall not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The Focused Value Portfolio may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. With respect to each Portfolio, purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         The Labor Select International Equity Portfolio shall not:

         1. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with the Portfolio's investment objective and policies, are considered loans, and except that the Portfolio may loan up to 25% of its respective assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         2. Purchase or sell real estate or real estate limited partnerships, but this shall not otherwise prevent a Portfolio from investing in securities secured by real estate or interests therein.

         3. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, the Portfolio may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         4. Make any investment which would cause more than 25% of the market or other fair value of its respective total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         5.       Purchase or sell commodities or commodity contracts.

         6.       Enter into futures contracts or options thereon.

         7. Make short sales of securities, or purchase securities on margin.

         8. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Pooled Trust or of either of the investment advisors if or so long as the directors and officers of Pooled Trust and of the investment advisors together own beneficially more than 5% of any class of securities of such issuer.

         9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         10. Borrow money, except as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of its respective net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. No investment securities will be purchased while the Portfolio has an outstanding borrowing. The Portfolio will not pledge more than 10% of its respective net assets. The Portfolio will not issue senior securities (as defined in the 1940 Act), except for notes to banks.

         11. As to 75% of its respective total assets, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

         In addition to the restrictions set forth above, in connection with the qualification of the Portfolio's shares for sale in certain states, the Portfolio may not invest in warrants if such warrants, valued at the lower of cost or market, would exceed 5% of the value of the Portfolio's net assets. Included within such amount, but not to exceed 2% of the Portfolio's net assets may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

         Non-fundamental Investment Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Portfolio, except as noted, will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees, as appropriate, without shareholder approval.

         Each Portfolio, other than The Labor Select International Equity Portfolio,

         1. Is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, none of the Portfolios may operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. May not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

         The Large-Cap Value Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Intermediate Fixed Income Portfolio, The High-Yield Bond Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio shall not:

         1. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with a Portfolio's investment objective and policies, are considered loans, and except that each Portfolio may loan up to 25% of its respective assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         2. Purchase or sell real estate or real estate limited partnerships, but this shall not otherwise prevent a Portfolio from investing in securities secured by real estate or interests therein and except that The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio II (collectively, "The Real Estate Investment Trust Portfolios") may each own real estate directly as a result of a default on securities the Portfolio owns.

         3. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, a Portfolio may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         4. Make any investment which would cause more than 25% of the market or other fair value of its respective total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry, except that each of The Real Estate Investment Trust Portfolios shall invest in excess of 25% of its total assets in the securities of issuers in the real estate industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         5. Purchase or sell commodities or commodity contracts, except that The Mid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The Intermediate Fixed Income Portfolio and The International Fixed Income Portfolio may enter into futures contracts and may purchase and sell options on futures contracts in accordance with the related Prospectus, subject to investment restriction 6 below.

         6. Enter into futures contracts or options thereon, except that The Mid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The Intermediate Fixed Income Portfolio and The International Fixed Income Portfolio may each enter into futures contracts and options thereon to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of its total assets.

         7. Make short sales of securities, or purchase securities on margin, except that The Mid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios and The International Fixed Income Portfolio may satisfy margin requirements with respect to futures transactions.

         8. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Pooled Trust or of either of the investment advisors if or so long as the directors and officers of Pooled Trust and of the investment advisors together own beneficially more than 5% of any class of securities of such issuer.

         9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         10. Borrow money, except as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of its respective net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Portfolio shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission ("Commission") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. No investment securities will be purchased while a Portfolio has an outstanding borrowing. A Portfolio will not pledge more than 10% of its respective net assets. A Portfolio will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         In addition to the restrictions set forth above, in connection with the qualification of a Portfolio's shares for sale in certain states, a Portfolio may not invest in warrants if such warrants, valued at the lower of cost or market, would exceed 5% of the value of a Portfolio's net assets. Included within such amount, but not to exceed 2% of a Portfolio's net assets may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

         The Large-Cap Value Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Global Equity Portfolio, The International Equity Portfolio, The Intermediate Fixed Income Portfolio, The Global Fixed Income Portfolio and, only where noted, The High-Yield Bond Portfolio shall not:

         1. As to 75% of its respective total assets, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities). This restriction shall also apply to The High-Yield Bond Portfolio. This restriction shall apply to only 50% of the total assets of The Global Fixed Income Portfolio.

         2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

         3. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         4. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that The Mid-Cap Growth Equity Portfolio may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets; (c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. The Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

         5. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         6. Invest more than 10% of its respective total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         For purposes of investment restriction 6, it is Pooled Trust's policy, changeable without shareholder vote, that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which a bona fide market does not exist at the time of purchase or subsequent valuation.

         The following additional non-fundamental investment restrictions apply to The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The International Fixed Income Portfolio and The High-Yield Bond Portfolio.

         Except as noted below, each of The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios and The International Fixed Income Portfolio shall not:

         1. As to 50% of the respective total assets of The Real Estate Investment Trust Portfolios and The International Fixed Income Portfolio, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

         3. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year old period shall include the operation of any predecessor company or companies. This restriction shall not apply to The Real Estate Investment Trust Portfolios and their investments in the securities of real estate investment trusts.

         4. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         5. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that each of The Real Estate Investment Trust Portfolios may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets; (c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Each Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

         6. Invest more than 15% of its respective total assets, determined at the time of purchase, in repurchase agreements maturing in more than seven days and other illiquid assets.

         For purposes of investment restriction 6, it is Pooled Trust's policy that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which no bona fide market exists at the time of purchase.

         The following additional non-fundamental investment restrictions apply to The Global Equity Portfolio, The Emerging Markets Portfolio and The Core Fixed Income Portfolio (except where otherwise noted). The percentage limitations contained in these restrictions and policies apply at the time a Portfolio purchases securities.

         Except as noted below, each of The Global Equity Portfolio, The Emerging Markets Portfolio and The Core Fixed Income Portfolio shall not:

         1. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities). This restriction shall not apply to The Emerging Markets Portfolio.

         2. Invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements), whether or not the purchase was made upon the original issuance of the securities, and except that the Portfolio may loan its assets to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Portfolio might be deemed to be an underwriter under the Securities Act of 1933. No limit is placed on the proportion of the Portfolio's assets which may be invested in such securities.

         5. Purchase or sell physical commodities or physical commodity contracts, including physical commodity options or futures contracts in a contract market or other futures market.

         6. Purchase or sell real estate; provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

Investment Policies and Risks

Foreign Investment Information (The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The International Small-Cap Portfolio, The International Large-Cap Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Large-Cap Growth Equity Portfolio, The Small-Cap Value Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The All-Cap Growth Equity Portfolio, The Core Fixed Income Portfolio, The Intermediate Fixed Income Portfolio, The Core Plus Fixed Income Portfolio and The High-Yield Bond Portfolio)
         Investors in The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The Global Fixed Income and The International Fixed Income Portfolios (as well as The Large-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Core Fixed Income, The Intermediate Fixed Income, The Core Plus Fixed Income and The High-Yield Bond Portfolios, each of which possesses a limited ability to invest in foreign securities) should recognize that investing in securities issued by foreign corporations and foreign governments involves certain considerations, including those set forth in the related Prospectus, which are not typically associated with investments in United States issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since each Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, these Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Portfolio, except The High-Yield Bond Portfolio, permit each to enter into forward foreign currency exchange contracts and permit The Small-Cap Growth Equity, The Global Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity and The International Fixed Income Portfolios to engage in certain options and futures activities, in order to hedge holdings and commitments against changes in the level of future currency rates. See "FOREIGN CURRENCY TRANSACTIONS (THE GLOBAL EQUITY PORTFOLIO, THE INTERNATIONAL EQUITY PORTFOLIO, THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO, THE EMERGING MARKETS PORTFOLIO, THE INTERNATIONAL SMALL-CAP, THE INTERNATIONAL LARGE-CAP EQUITY PORTFOLIO, THE GLOBAL FIXED INCOME PORTFOLIO, THE INTERNATIONAL FIXED INCOME PORTFOLIO, THE LARGE-CAP GROWTH EQUITY PORTFOLIO, THE SMALL-CAP VALUE EQUITY PORTFOLIO, THE SMALL-CAP GROWTH EQUITY PORTFOLIO, THE REAL ESTATE INVESTMENT TRUST PORTFOLIOS, THE CORE FIXED INCOME PORTFOLIO, THE INTERMEDIATE FIXED INCOME PORTFOLIO, THE CORE PLUS FIXED INCOME PORTFOLIO AND THE ALL-CAP GROWTH EQUITY PORTFOLIO)," below.

         The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The Global Fixed Income and The International Fixed Income Portfolios (and The Large-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Core Fixed Income, The Intermediate Fixed Income, The Core Plus Fixed Income and The High-Yield Bond Portfolios up to 20%, 5%, 5%, 10%, 10%, 10%, 20%, 20%, 20% and 20%, respectively, of their total assets) will invest in securities of foreign issuers and may hold foreign currency. Each of these Portfolios has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States and this information tends to be of a lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

         It is also expected that the expenses for custodial arrangements of The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The Global Fixed Income, The International Fixed Income, The Large-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Core Fixed Income, The Intermediate Fixed Income, The Core Plus Fixed Income and The High-Yield Bond Portfolios' foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio's investments. See "TAXES."

         Further, a Portfolio may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Portfolio may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Portfolio invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the investment advisors for the Portfolios do not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Portfolio may invest, and in which The Emerging Markets Portfolio will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Portfolio may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         The issuers of the foreign government and government-related high-yield securities, including Brady Bonds, in which The Emerging Markets, The International Small-Cap, The High-Yield Bond, The Global Fixed Income and The International Fixed Income Portfolios expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which The Emerging Markets, The International Small-Cap, The High-Yield Bond, The Global Fixed Income and The International Fixed Income Portfolios may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         With respect to forward foreign currency exchange, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain. See "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS" below.

         A Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This in turn, could reduce a Fund's distributions paid to shareholders. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include, as relevant, the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract and similar financial instrument if such instrument is not "marked to market." The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department has authority to issue regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Portfolios may make or enter into will be subject to the special currency rules described above.

         With reference to the Portfolios' investments in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, a Portfolio may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         The issuers of foreign government and government-related debt securities have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that Brady Bonds and other foreign government and government-related securities will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Portfolios' invest. Although these restrictions may in the future make it undesirable to invest in emerging countries, a Portfolio's advisor or sub-advisor, as relevant, does not believe that any current registration restrictions would affect its decision to invest in such countries.

         As disclosed in the Prospectuses for The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The International Small-Cap Portfolio, The International Large-Cap Equity Portfolio, The Global Fixed Income Portfolio, The Core Fixed Income Portfolio, The Intermediate Fixed Income Portfolio, The Core Plus Fixed Income Portfolio and The International Fixed Income Portfolio, the foreign short-term fixed-income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the euro. Such securities may include those issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: The Work Bank, European Investment Bank, Asian Development Bank, European Economic Community and the Inter-American Development Bank. Such fixed-income securities will be typically rated, at the time of purchase, AA or higher by Standard & Poor's Ratings Group or Aa or higher by Moody's Investor Service, Inc. or of comparable quality as determined by the Portfolio's investment advisor.

Foreign Currency Transactions (The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The International Small-Cap Portfolio, The International Large-Cap Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Large-Cap Growth Equity Portfolio, The Small-Cap Value Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The All-Cap Growth Equity Portfolio, The Core Fixed Income Portfolio, The Intermediate Fixed Income Portfolio, The Core Plus Fixed Income Portfolio and The High-Yield Bond Portfolio)
         The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap Portfolios, The International Large-Cap Equity, The Global Fixed Income, The International Fixed Income (as well as The Large-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Core Fixed Income, The Intermediate Fixed Income, The Core Plus Fixed Income and The High-Yield Bond Portfolios consistent with their limited ability to invest in foreign securities) may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Portfolio will account for forward contracts by marking to market each day at daily exchange rates.

         When a Portfolio enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of its assets denominated in such foreign currency, its Custodian Bank will place or will cause to be placed cash or liquid equity or debt securities in a separate account of that Portfolio in an amount not less than the value of that Portfolio's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of that Portfolio's commitments with respect to such contracts.

         The Small-Cap Growth Equity, The Global Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity and The International Fixed Income Portfolios may also enter into transactions involving foreign currency options, futures contracts and options on futures contracts, in order to minimize the currency risk in its investment portfolio.

         Foreign currency options are traded in a manner substantially similar to options on securities. In particular, an option on foreign currency provides the holder with the right to purchase, in the case of a call option, or to sell, in the case of a put option, a stated quantity of a particular currency for a fixed price up to a stated expiration date. The writer of the option undertakes the obligation to deliver, in the case of a call option, or to purchase, in the case of a put option, the quantity of the currency called for in the option, upon exercise of the option by the holder. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of a rate movement adverse to a Portfolio's position, a Portfolio may forfeit the entire amount of the premium plus any related transaction costs. As in the case of other types of options, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

         A Portfolio will write call options only if they are "covered" and put options only if they are secured. A call written by a Portfolio will be considered covered if a Portfolio owns short-term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. A put option written by a Portfolio will be considered secured if, so long as a Portfolio is obligated as the writer of the put, it segregates with its Custodian Bank cash or liquid high grade debt securities equal at all times to the aggregate exercise price of the put.

         As in the case of other types of options, the holder of an option on foreign currency is required to pay a one-time, non-refundable premium, which represents the cost of purchasing the option. The holder can lose the entire amount of this premium, as well as related transaction costs, but not more than this amount. The writer of the option, in contrast, generally is required to make initial and variation margin payments, similar to margin deposits required in the trading of futures contacts and the writing of other types of options. The writer is therefore subject to risk of loss beyond the amount originally invested and above the value of the option at the time it is entered into.

         Certain options on foreign currencies, like forward contracts, are traded over-the-counter through financial institutions acting as market-makers in such options and the underlying currencies. Such transactions therefore involve risks not generally associated with exchange-traded instruments. Options on foreign currencies may also be traded on national securities exchanges regulated by the Commission or commodities exchanges regulated by the Commodity Futures Trading Commission.

         A foreign currency futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a foreign currency. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of foreign currency futures contracts, the currency underlying the contract is delivered by the seller and paid for by the purchaser, or on which, in the case of certain futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transactions. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker referred to as "variation margin" are made on a daily basis as the value of the currency underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearinghouse guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

         A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position, in the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by the Portfolio is exercised, the Portfolio will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

Forward Foreign Currency Exchange Contracts
         The foreign investments made by The International Equity, The International Large-Cap Equity, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income, The Global Equity, The Emerging Markets, The International Small-Cap, The Small-Cap Value Equity, The Small-Cap Growth Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Core Fixed Income, The Intermediate Fixed Income, The Core Plus Fixed Income and The High-Yield Bond Portfolios present currency considerations which pose special risks, as described in the Prospectus.

         Although these Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

         A Portfolio may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         For example, when the investment advisor believes that the currency of a particular foreign country may suffer a significant decline against the U.S. dollar or against another currency, a Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

         The Portfolios may enter into forward contracts to hedge the currency risk associated with the purchase of individual securities denominated in particular currencies. In the alternative, the Portfolios may also engage in currency "cross hedging" when, in the opinion of the investment advisors, as appropriate, the historical relationship among foreign currencies suggests that the Portfolios may achieve the same protection for a foreign security at reduced cost and/or administrative burden through the use of a forward contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

         At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize gain or loss from currency transactions.

         With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of Portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

Brady Bonds (The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The International Small-Cap Portfolio)
         The Global Fixed Income, The International Fixed Income, The Emerging Markets and The International Small-Cap Portfolios may invest, within the limits specified in the related Prospectus, in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989, as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The investment advisor to the Portfolios believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds a viable opportunity for investment.

         Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors.

Options on Securities, Futures Contracts and Options on Futures Contracts (The Mid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio, The Focused Value Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Value Equity Portfolio, The International Large-Cap Equity Portfolio, The All-Cap Growth Equity Portfolio and The Large-Cap Growth Equity Portfolio)
         In order to remain fully invested, and to reduce transaction costs, The Mid-Cap Growth Equity, The Real Estate Investment Trust, The Core Plus Fixed Income, The Emerging Markets, The Global Equity, The International Small-Cap, The Focused Value, The Small-Cap Growth Equity, The Small-Cap Value Equity, The International Large-Cap Equity and The All-Cap Growth Equity Portfolios may, to the limited extent identified in the related Prospectus, use futures contracts, options on futures contracts and options on securities and may enter into closing transactions with respect to such activities. The Large-Cap Growth Equity Portfolio is permitted to enter into such transactions; however, options on securities, futures contracts and options on futures contracts are not expected to be a primary component of the Portfolio's investment strategy at this time. The Portfolios may only enter into these transactions for hedging purposes, if it is consistent with the Portfolios' investment objectives and policies. The Portfolios will not engage in such transactions to the extent that obligations resulting from these activities in the aggregate exceed 25% of the Portfolios' assets, or 20% of The Real Estate Investment Trust Portfolios' total assets.

Options
         The Mid-Cap Growth Equity, The Real Estate Investment Trust, The Core Plus Fixed Income, The Emerging Markets, The Global Equity, The International Small-Cap, The Focused Value, The Small-Cap Growth Equity, The Small-Cap Value Equity, The International Large-Cap Equity, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios may purchase call options, write call options on a covered basis, purchase put options and write put options. Writing put options will require the Portfolio to segregate assets sufficient to cover the put while the option is outstanding.

         The Portfolios may invest in options that are either exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Portfolios' ability to effectively hedge their securities. The Mid-Cap Growth Equity Portfolio will not invest more than 10% of its assets in illiquid securities, and The Real Estate Investment Trust, The Core Plus Fixed Income, The Emerging Markets, The Global Equity, The International Small-Cap, The Focused Value, The Small-Cap Growth Equity, The Small-Cap Value Equity, The International Large-Cap Equity, The Large-Cap Growth Equity and The All-Cap Growth Equity Portfolios will not invest more than 15% of their respective assets in illiquid securities.

         A. Covered Call Writing-- The Portfolios may write covered call options from time to time on such portion of their securities as the investment advisor determines is appropriate given the limited circumstances under which the Portfolios intend to engage in this activity. A call option gives the purchaser of such option the right to buy and the writer (in this case a Portfolio) the obligation to sell the underlying security at the exercise price during the option period. The advantage is that the writer receives a premium income and the purchaser may hedge against an increase in the price of the securities it ultimately wishes to buy. If the security rises in value, however, the Portfolio may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to options on actual portfolio securities owned by the Portfolios, a Portfolio may enter into closing purchase transactions. A closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Consistent with the limited purposes for which the Portfolios intend to engage in the writing of covered calls, closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Portfolios to write another call option on the underlying security with either a different exercise price or expiration date or both.

         The Portfolios may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Portfolio will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Portfolios will write call options only on a covered basis, which means that the Portfolios will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Portfolios would be required to continue to hold a security which they might otherwise wish to sell, or deliver a security they would want to hold. Options written by the Portfolios will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options-- The Portfolios may purchase call options to the extent that premiums paid by the Portfolios do not aggregate more than 2% of their respective total assets. When a Portfolio purchases a call option, in return for a premium paid by the Portfolio to the writer of the option, the Portfolio obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Portfolios may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         The Portfolios may, following the purchase of a call option, liquidate their positions by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Portfolios will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Portfolios will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Portfolios will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolios would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Portfolio may expire without any value to the Portfolio.

         C. Purchasing Put Options --The Portfolios may purchase put options to the extent premiums paid by the Portfolios do not aggregate more than 2% of their respective total assets. The Mid-Cap Growth Equity, The Real Estate Investment Trust and The Core Plus Fixed Income Portfolios will, at all times during which they hold a put option, own the security covered by such option.

         A put option purchased by the Portfolios gives them the right to sell one of their securities for an agreed price up to an agreed date. Consistent with the limited purposes for which the Portfolios intend to purchase put options, the Portfolios intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Portfolio to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Portfolio will lose the value of the premium paid. The Portfolio may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Portfolios may sell a put option purchased on individual portfolio securities. Additionally, the Portfolios may enter into closing sale transactions. A closing sale transaction is one in which a Portfolio, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         D. Writing Put Options --A put option written by a Portfolio obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Portfolio. During the option period, the Portfolio, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Portfolio to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. A Portfolio may write put options only if the Portfolio will maintain in a segregated account with its Custodian Bank, cash, U.S. government securities or other assets in an amount not less than the exercise price of the option at all times during the option period. The amount of cash, U.S. government securities or other assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Portfolios. Consistent with the limited purposes for which the Portfolios intend to engage in the writing of put options, such put options will generally be written in circumstances where the investment advisor wishes to purchase the underlying security for the Portfolios at a price lower than the current market price of the security. In such event, a Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, the Portfolios may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Portfolios may not, however, effect such a closing transaction after they have been notified of the exercise of the option.

Options on Stock Indices
         The Emerging Markets, The Global Equity, The Core Plus Fixed Income, The Small-Cap Growth Equity, The International Small-Cap, The Focused Value, The International Large-Cap Equity, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios may acquire options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received to make delivery of this amount. Gain or loss to a Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, a Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

         A Portfolio's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which the price moves in the Portfolio's securities. Since a Portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Portfolio bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Portfolio's ability effectively to hedge its securities. A Portfolio will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Portfolio will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Futures and Options on Futures
         Consistent with the limited circumstances under which The Large-Cap Growth Equity, The Focused Value, The Mid-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The Global Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The All-Cap Growth Equity, The Intermediate Fixed Income, The Core Fixed Income and The Core Plus Fixed Income Portfolios will use futures, the Portfolios may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Portfolio enters into a futures transaction, it must deliver to the futures commission merchant selected by the Portfolio an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Portfolio's Custodian Bank. Thereafter, a "variation margin" may be paid by the Portfolio to, or drawn by the Portfolio from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         Consistent with the limited purposes for which the Portfolios may engage in these transactions, a Portfolio may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Because the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase.

         If a put or call option that a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, consistent with the limited purposes for which the Portfolios will engage in these activities, a Portfolio will purchase a put option on a futures contract to hedge the Portfolio's securities against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Portfolios may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Portfolio is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Portfolio had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Portfolios may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Portfolios may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Futures Contracts And Options On Futures Contracts
         In order to remain fully invested, to facilitate investments in portfolio securities and to reduce transaction costs, The Large-Cap Growth Equity, The Focused Value, The Mid-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The Global Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The All-Cap Growth Equity, The Intermediate Fixed Income, The Core Fixed Income and The Core Plus Fixed Income Portfolios may, to a limited extent, enter into futures contracts, purchase or sell options on futures contracts and engage in certain transactions in options on securities, and may enter into closing transactions with respect to such activities. For the same purposes, The Focused Value and The International Large-Cap Equity Portfolios may also enter into futures contracts on stock indices and purchases or sell options on stock index futures and stock indices and may enter into closing transactions with respect to these activities. The Portfolios will only enter into these transactions for hedging purposes if it is consistent with the Portfolios' investment objectives and policies and the Portfolios will not engage in such transactions to the extent that obligations relating to futures contracts, options on futures contracts and options on securities, in the aggregate, exceed 25% of the Portfolios' assets.

         Additionally, The International Fixed Income, The Global Equity, The Emerging Markets, The International Small-Cap and The International Large-Cap Equity Portfolios may enter into futures contracts, purchase or sell options on futures contracts, and trade in options on foreign currencies, and may enter into closing transactions with respect to such activities to hedge or "cross hedge" the currency risks associated with its investments.

         The Large-Cap Growth Equity, The Focused Value, The Mid-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The Global Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The All-Cap Growth Equity, The Intermediate Fixed Income, The Core Fixed Income and The Core Plus Fixed Income Portfolios may enter into contracts for the purchase or sale for future delivery of securities. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contracts are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and the seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         Foreign currency futures contracts operate similarly to futures contracts concerning securities. When The International Fixed Income, The Global Equity, The Emerging Markets or The International Large-Cap Equity Portfolios sells a futures contract on a foreign currency, it is obligated to deliver that foreign currency at a specified future date. Similarly, a purchase by the Portfolio gives it a contractual right to receive a foreign currency. This enables the Portfolio to "lock in" exchange rates. The Portfolios may also purchase and write options to buy or sell futures contracts in which the Portfolio's may invest and enter into related closing transactions. Options on futures are similar to options except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. The Portfolios will not enter into futures contracts and options thereon to the extent that more than 5% of a Portfolio's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Portfolio's total assets. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limit.

         To the extent that interest or exchange rates move in an unexpected direction, the Portfolio may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Portfolio purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market would prevent the Portfolio from closing out its positions relating to futures.

Asset-Backed Securities (The Intermediate Fixed Income Portfolio, The Core Fixed Income Portfolio and The Core Plus Fixed Income Portfolio)
         The Intermediate Fixed Income, The Core Fixed Income and The Core Plus Fixed Income Portfolios may each invest a portion of their assets in asset-backed securities. All such securities must be rated in one of the four highest rating categories by a reputable credit rating agency (e.g., BBB by S&P or Baa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the Portfolio to pay the debt service on the debt obligations issued.

         The rate of principal payment on asset, The Core Plus Fixed Income principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do however, involve certain risks not associated with mortgage-backed securities, including the risk that security interest cannot be adequately or in many case, ever, established and other risks which may be peculiar classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

High-Yield, High Risk Securities
         The International Fixed Income, The Global Fixed Income, The Core Plus Fixed Income and The All-Cap Growth Equity Portfolios may invest up to 5%, 5%, 30%, 30% and 5%, respectively, of its assets in high risk, high-yield fixed-income securities of foreign governments, including, within specified limitations, so-called Brady Bonds. The Emerging Markets Portfolio may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies and instrumentalities or political sub-divisions, all of which may be high-yield, high risk securities, including Brady Bonds. The International Small-Cap Portfolio may invest up to 15% of its net assets in fixed-income securities some or all of which may be corporate obligations, and some or all of which may be below investment grade, or unrated. These high-yield, high risk securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the investment advisor to have characteristics similar to such rated securities.

         The High-Yield Bond Portfolio invests primarily in securities rated B-or higher by S&P or B3 or higher by Moody's or, if unrated, judged to be of comparable quality by the investment advisor. See "APPENDIX A--RATINGS" to this SAI for more rating information.

         High yield, high risk bonds are considered to be of poor standing and predominantly speculative and entail certain risks, including the risk of loss of principal, which may be greater than the risks involved with investing in investment grade securities. Such securities are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the high-yield securities. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The High-Yield Bond Portfolio's investment advisor intends to maintain an adequately diversified portfolio of these bonds. Investments in high yield bonds by other Portfolios is limited as discussed herein and in the Prospectus. While diversification and limiting the percentage of the Portfolio that can be invested in such bonds can help to reduce the effect of an individual default on the Portfolios, there can be no assurance that diversification or limitation will protect the Portfolios from widespread bond defaults brought about by a sustained economic downturn.

         Medium and low-grade bonds held by the Portfolios may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the respective Portfolios' net asset values per share.

         Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, adversely affect the liquidity of such bonds, and/or adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Portfolio's net asset value.

         In addition, if, as a result of volatility in the high-yield market or other factors, the Portfolio experiences substantial net redemptions of the Portfolio's shares for a sustained period of time, the Portfolio may be required to sell securities without regard to the investment merits of the securities to be sold. If the Portfolio sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Portfolio will decrease and the Portfolio's expense ratios may increase.

         Furthermore, the secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Portfolio's ability to dispose of particular issues, when necessary, to meet the Portfolio's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Portfolio's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

         Finally, there are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchase of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Portfolio to attain its investment objective.

Convertible Debt and Non-Traditional Equity Securities
         A portion of The Small-Cap Value Equity, The High-Yield Bond, The Small-Cap Growth Equity, The International Small-Cap, The Focused Value, The International Equity, The International Large-Cap Equity, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios' assets may be invested in convertible debt securities of issuers in any industry, and The Real Estate Investment Trust Portfolios' assets may be invested in convertible securities of issuers in the real estate industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible debt securities provide a fixed-income stream and the opportunity, through a conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The All-Cap Growth Equity Portfolio may invest in convertible securities without reference to such securities' investment grade rating because it invests in such securities primarily for their equity characteristics.

         The Small-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Emerging Markets, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as a Portfolio, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Small-Cap Value Equity, The Real Estate Investment Trust, The High-Yield Bond, The Emerging Markets, The International Small-Cap, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

REITS
         The Real Estate Investment Trust Portfolios' and The Small-Cap Value Equity Portfolio's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Depositary Receipts
         The Focused Value, The Small-Cap Growth Equity, The Large-Cap Value Equity, The Large-Cap Growth Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The Mid-Cap Growth Equity, The Small-Cap Value Equity, The All-Cap Growth Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income, The Global Equity, The Emerging Markets and The International Small-Cap Portfolios may invest in sponsored and unsponsored ADRs. Such ADRs that The Focused Value, The Small-Cap Growth Equity, The Large-Cap Value Equity, The Mid-Cap Growth Equity Portfolio, The Small-Cap Value Equity and The Real Estate Investment Trust Portfolios may invest in will be those that are actively traded in the United States.

         In conjunction with their investment in foreign securities, The Large-Cap Growth Equity, The Focused Value, The All-Cap Growth Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The Global Equity, The Emerging Markets, The International Small-Cap, The Global Fixed Income and The International Fixed Income Portfolios may also invest in sponsored and unsponsored European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). In addition, The Small-Cap Growth Equity Portfolio may invest in sponsored and unsponsored GDRs subject to its 10% limit on investments in foreign securities.

         ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Repurchase Agreements
         While each Portfolio is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes.

         The funds in the Delaware Investments family, including Pooled Trust, have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow such funds jointly to invest cash balances. Each Portfolio may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Portfolio, if any, would be the difference between the repurchase price and the market value of the security. If bankruptcy proceedings are commenced with respect to the seller a Portfolio's realization upon the collateral may be delayed or limited. Each Portfolio will limit its investment's in repurchase agreements to those which its respective investment advisor, under the guidelines of the Board of Trustees, as applicable, determines to present minimal credit risks and which are of high quality. In addition, a Portfolio must have collateral of at least 102% of the repurchase price, including the portion representing the Portfolio's yield under such agreements which is monitored on a daily basis. The term of these agreements is usually from overnight to one week and never exceeds one year. The Large-Cap Value Equity, The Mid-Cap Growth Equity, The International Equity, The Intermediate Fixed Income and The Global Fixed Income Portfolios may invest no more than 10% of net assets in repurchase agreements having a maturity in excess of seven days. The Large-Cap Growth Equity, The Focused Value, The Small-Cap Growth Equity, The Small-Cap Value Equity, The Real Estate Investment Trust, The Global Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The All-Cap Growth Equity, The Core Fixed Income, The High-Yield Bond and The International Fixed Income Portfolios may invest no more than 15% of net assets in repurchase agreements having a maturity in excess of seven days.

Portfolio Loan Transactions
         Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of Pooled Trust that the staff of the Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Pooled Trust from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Portfolio; 3) a Portfolio must be able to terminate the loan after notice, at any time; 4) a Portfolio must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Portfolio may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Trustees of Pooled Trust knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

         The major risk to which a Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Portfolio will only enter into loan arrangements after a review of all pertinent facts by the respective investment advisor, under the supervision of the Board of Trustees as applicable, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment advisor.

Restricted and Rule 144A Securities
         Each Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A Securities are traded among qualified institutional investors. While maintaining oversight, the Board of Trustees, as applicable, has delegated to the respective investment advisor the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Portfolio's limitation (whether 15% or 10% of net assets) on investments in illiquid assets. The Boards have instructed the respective investment advisor to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of other potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         Investing in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees, as applicable, and the respective investment advisor will continue to monitor the liquidity of that security to ensure that a Portfolio has no more than 10% or 15%, as appropriate, of its net assets in illiquid securities. If an investment advisor determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Portfolio's holdings of illiquid securities exceed the Portfolio's 10% or 15% limit, as applicable, on investment in such securities, the investment advisor will determine what action shall be taken to ensure that the Portfolio continues to adhere to such limitation.

         Each Portfolio may purchase privately-placed securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately-negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in the Portfolio obtaining a less favorable price on a resale.

U.S. Government Securities
         The U.S. government securities in which the various Portfolios may invest for temporary purposes and otherwise (see "INVESTMENT RESTRICTIONS" and the Prospectus of the Portfolios for additional information), include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

         Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

         An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.

Mortgage-Backed Securities
         The Real Estate Investment Trust, The Core Fixed Income, The Core Plus Fixed Income, The Intermediate Fixed Income and The Global Fixed Income Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. Those securities include, but are not limited to, GNMA certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

         The Portfolios also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Portfolios may invest are considered by the Commission to be investment companies, the Portfolios will limit their investments in such securities in a manner consistent with the provisions of the 1940 Act.

         The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Portfolio may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

         Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Portfolios may invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% or 15%, as applicable, of a Portfolio's net assets.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Each of the Portfolios may invest in such private-backed securities but, the Portfolios, other than The Intermediate Fixed Income Portfolio and The Core Fixed Income Portfolio, will do so (i) only if the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, only if they are rated at the time of purchase in the two highest grades by a nationally-recognized statistical rating agency.

         The Intermediate Fixed Income, The Core Fixed Income and The Core Plus Fixed Income Portfolios each may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

Short-Term Investments
         The short-term investments in which The Large-Cap Value Equity, The Mid-Cap Growth Equity, The International Equity, The International Large-Cap Equity, The Core Plus Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income, The High-Yield Bond, The Global Equity, The Emerging Markets, The International Small-Cap, The Small-Cap Growth Equity, The Focused Value, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios may invest include:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by a Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the net assets of a Portfolio, in the case of The Large-Cap Value Equity, The Mid-Cap Growth Equity, The International Equity, The International Large-Cap Equity, The Global Fixed Income and The International Fixed Income Portfolios, and 15% of the net assets of a Portfolio, in the case of The Small-Cap Value Equity, The Core Plus Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust, The Global Equity, The Emerging Markets, The International Small-Cap, The High-Yield Bond, The Small-Cap Growth Equity, The Focused Value, The Large-Cap Growth Equity and The All-Cap Growth Equity Portfolios. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         A Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment advisor;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment advisor;

         (4)      U.S. government securities (see "U.S. Government Securities");
and

         (5) Repurchase agreements collateralized by securities listed above.

         (6) And in the case of The Global Equity, The International Equity, The International Large-Cap Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The Global Fixed Income and The International Fixed Income Portfolios, bank deposits held by or at the Portfolio's Custodian Bank or one of its sub-custodians.

Investment Company Securities
         Any investments that the Portfolios make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Portfolios may not (1) own more than 3% of the voting stock of another investment company; and (2) invest more than 5% of the Portfolio's total assets in the shares of any one investment company; nor, (3) invest more than 10% of the Portfolio's total assets in shares of other investment companies. These percentage limitations also apply to the Portfolio's investments in unregistered investment companies.

Zero Coupon and Pay-In-Kind Bonds
         Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Portfolios authorized to invest in them. Investments in zero coupon or PIK bonds would require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount, timing and tax character of income distributed to you by the Portfolio.

When-Issued and Delayed Delivery Securities
         Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Portfolio will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Warrants
         The Global Equity, The International Equity, The International Large-Cap Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Concentration
         In applying a Portfolio's policies on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

         When The Mid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The Large-Cap Growth Equity Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio, The International Large-Cap Equity Portfolio, The All-Cap Growth Equity Portfolio, The Focused Value Portfolio, The Core Plus Fixed Income Portfolio, The Small-Cap Value Equity Portfolio or The Small-Cap Growth Equity Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security on foreign currency and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Portfolio for the purchase of a put option is reported in the section of the Portfolio's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements
         Each Portfolio has qualified or intends to qualify, and each that has qualified intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Portfolio generally pays no Federal income tax on the income and gains it distributes.

         The Trustees reserve the right not to maintain the qualification of a Portfolio as a regulated investment company if they determine such course of action to be beneficial to shareholders. In such case, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

         (i) Each Portfolio must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of a Portfolio's total assets, and, with respect to 50% of a Portfolio's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of a Portfolio's total assets or 10% of the outstanding voting securities of the issuer. For purposes of the tax diversification test under Subchapter M of the Internal Revenue Code, repurchase agreements constitute securities and are not considered to be cash or cash items;

         (ii) Each Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) Each Portfolio must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

         The Code requires each Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of any undistributed amounts from the prior year to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that their distributions will be sufficient to eliminate all such taxes.

         When a Portfolio holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

         Under a rule relating to "Constructive Sale Transactions", a Portfolio must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Portfolio generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract with respect to same or substantially identical property; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

Investment in Foreign Currencies and Foreign Securities
         Certain of the Portfolios are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Portfolio:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Portfolio accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Portfolio actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Portfolio.

         If a Portfolio's Section 988 losses exceed a Portfolio's other net investment company taxable income during a taxable year, a Portfolio generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Portfolio shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Portfolio shares will be treated as capital gain to you.

         A Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio's income dividends paid to you.

         Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains, when distributed, are taxable to you as ordinary income, and any losses reduce a Portfolio's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Portfolio's ordinary income distributions to you, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         Investment in Passive Foreign Investment Company securities--The Portfolios may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Portfolio receives an "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Portfolio to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Portfolio held the PFIC shares. A Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Portfolio. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Portfolio distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market the Portfolio's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. The Portfolio would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Portfolio were to make this second PFIC election, tax at the Portfolio level under the PFIC rules generally would be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Portfolio (if any), the amounts distributable to you by a Portfolio, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Portfolio acquires shares in that corporation. While a Portfolio will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Portfolio, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Portfolio's income available for distribution to you, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

TRADING PRACTICES AND BROKERAGE

         The investment advisor or sub-advisor of each Portfolio, as the case may be, selects brokers or dealers to execute transactions on behalf of a Portfolio for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where securities either are purchased directly from the dealer or are sold to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the investment advisor or sub-advisor pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, Pooled Trust pays a minimal share transaction cost when the transaction presents no difficulty.

         Securities transactions for The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap, The Global Fixed Income, The International Fixed Income, The Large-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Core Fixed Income, The Intermediate Fixed Income, The Core Plus Fixed Income and The High-Yield Bond Portfolios may be effected in foreign markets which may not allow negotiation of commissions or where it is customary to pay fixed rates.

         During the fiscal years ended October 31, 2000, 2001 and 2002, the aggregate dollar amounts of brokerage commissions paid by the Portfolios listed below amounted to the following:

                                                      2002       2001       2000
                                                  --------   --------   --------
The Large-Cap Value Equity Portfolio              $172,878   $233,715   $257,490
The Mid-Cap Growth Equity Portfolio               $  8,711   $ 10,234   $ 11,017
The International Equity Portfolio                $225,271        N/A   $835,932
The Global Fixed Income Portfolio                      N/A   $ 60,650        N/A
The Labor Select International Equity Portfolio   $ 81,590   $368,707   $152,344
The Real Estate Investment Trust Portfolio        $810,489   $271,597   $144,159
The Emerging Markets Portfolio                    $243,616   $  2,512   $357,530
The Global Equity Portfolio                       $  3,205   $ 32,991   $  3,817
The Small-Cap Growth Equity Portfolio             $ 74,550   $ 27,633   $ 13,160
The Real Estate Investment Trust Portfolio II .   $ 57,080        N/A   $  5,394
The Intermediate Fixed Income Portfolio                N/A        N/A        N/A
The Core Fixed Income Portfolio                        N/A        N/A        N/A
The High-Yield Bond Portfolio                          N/A        N/A        N/A
The Core Plus Fixed Income Portfolio/1/                N/A        N/A        N/A
The International Fixed Income Portfolio               N/A        N/A        N/A
The Small-Cap Value Equity Portfolio              $  5,546   $  5,449   $  6,490
The Focused Value Portfolio                       $  8,039   $  9,496   $ 11,669
The International Small-Cap Portfolio             $  3,914   $  2,605   $  3,025
The International Large-Cap Equity Portfolio/2/.  $  1,025   $  1,222   $  7,691
The All-Cap Growth Equity Portfolio/3/            $ 34,268   $ 22,009   $ 12,183
The Large-Cap Growth Equity Portfolio/4/          $  3,832   $  1,947        N/A

1        Commenced operations on June 28, 2002.
2        Commenced operations on December 14, 1999.
3        Commenced operations on March 31, 2000.
4        Commenced operations on October 31, 2000.

         The investment advisors or sub-advisors may allocate out of all commission business generated by all of the Portfolios and accounts under management by them, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the investment advisors or sub-advisors in connection with their investment decision-making process with respect to one or more funds and accounts they manage, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended October 31, 2002, portfolio transactions of the following Portfolios in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

                                                      Portfolio      Brokerage
                                                    Transactions    Commissions
                                                       Amounts        Amounts
                                                    ------------    -----------
The Large Cap Value Equity Portfolio                $ 35,496,356    $    54,304
The Mid-Cap Growth Equity Portfolio                 $  2,043,860    $     3,330
The International Equity Portfolio                  $  5,456,537    $    12,795
The Labor Select International Equity Portfolio     $  5,542,756    $    10,530
The Real Estate Investment Trust Portfolio          $192,113,055    $   425,917
The Emerging Markets Portfolio                      $    870,651    $     2,171
The Small-Cap Growth Equity Portfolio               $ 10,645,789    $    19,054
The Real Estate Investment Trust Portfolio II       $ 11,948,827    $    26,301
The Intermediate Fixed Income Portfolio                      N/A            N/A
The Core Fixed Income Portfolio                              N/A            N/A
The High-Yield Bond Portfolio                                N/A            N/A
The Core Plus Fixed Income Portfolio1                        N/A            N/A
The Global Equity Portfolio                         $    392,479    $       548
The Global Fixed Income Portfolio                            N/A            N/A
The International Fixed Income Portfolio                     N/A            N/A
The Small-Cap Value Equity Portfolio                $    748,257    $     1,784
The Focused Value Portfolio                         $  2,413,472    $     4,907
The International Small-Cap Portfolio               $        -0-    $       -0-
The International Large-Cap Equity Portfolio        $      7,672    $        25
The All-Cap Growth Equity Portfolio                 $  9,059,628    $    13,566
The Large-Cap Growth Equity Portfolio               $  1,154,553    $     1,594

1        Commenced operations on June 28, 2002.

         As provided under the Securities Exchange Act of 1934 and each Portfolio's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Pooled Trust believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the investment advisors or sub-advisors which constitute in some part brokerage and research services used by the investment advisors or sub-advisors in connection with their investment decision-making process and constitute in some part services used by them in connection with administrative or other functions not related to their investment decision-making process. In such cases, the investment advisors or sub-advisors will make a good faith allocation of brokerage and research services and will pay out of their own resources for services used by them in connection with administrative or other functions not related to their investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to Pooled Trust and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the Portfolios receiving the pricing service.

         Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the investment advisors or sub-advisors and the Board of Trustees of Pooled Trust that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with NASDRsm Regulation, Inc. (the "NASDRsm") rules, and subject to seeking best execution, orders may be placed with broker/dealers that have agreed to defray certain Portfolio expenses, such as custodian fees.

         Subject to best execution, Portfolio orders may be placed with qualified broker/dealers who recommend the Portfolios or who acts as agents in the purchase of shares of the Portfolios for their clients.

PORTFOLIO TURNOVER
         Portfolio trading will be undertaken principally to accomplish each Portfolio's objective in relation to anticipated movements in the general level of interest rates. A Portfolio is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act. A Portfolio will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Portfolio's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Portfolio and taxes payable by a Portfolio's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Portfolio's securities at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a relevant Portfolio may hold securities for any period of time. Portfolio turnover will also be increased by The Mid-Cap Growth Equity Portfolio, either of The Real Estate Investment Trust Portfolios, The International Large-Cap Equity Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio, The Focused Value Portfolio, The Core Plus Fixed Income Portfolio, The Small-Cap Growth Equity Portfolio, The All-Cap Growth Equity Portfolio and The Large-Cap Growth Equity Portfolio, if the Portfolio writes a large number of call options which are subsequently exercised. To the extent a Portfolio realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Portfolio at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Portfolio shares. High portfolio turnover involves correspondingly greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income taxes.

         The Large Cap Value Equity, The International Equity, The Labor Select International Equity, The International Fixed Income, The Emerging Markets, The Global Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The International Small-Cap and The International Large-Cap Equity Portfolios have generally had portfolio turnover rates below 100%. The Mid-Cap Growth Equity, The Global Fixed Income, The Intermediate Fixed Income, The High-Yield Bond, The Core Fixed Income, The Core Plus Fixed Income, The Focused Value, The All-Cap Growth Equity and The Large-Cap Growth Equity Portfolios may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. The High-Yield Bond, The Core Fixed Income and The Focused Value Portfolios are expected to experience portfolio turnover rates significantly in excess of 100%. The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         The portfolio turnover rates of the following Portfolios for the past two fiscal years were as follows:

                                                             October 31, 2002   October 31, 2001
                                                             ----------------   ----------------
         The Large Cap Value Equity Portfolio                       95%               113%
         The Mid-Cap Growth Equity Portfolio                       112%               133%
         The International Equity Portfolio Original Class          10%                13%
         The International Equity Portfolio Class P                 10%               N/A
         The Global Fixed Income Portfolio                          58%                32%
         The Labor Select International Equity Portfolio            12%                15%
         The Real Estate Investment Trust Portfolio                 65%                61%
         The Intermediate Fixed Income Portfolio                   381%               243%
         The High-Yield Bond Portfolio                             553%               830%
         The International Fixed Income Portfolio                   46%                60%
         The Emerging Markets Portfolio                             36%                35%
         The Global Equity Portfolio                                26%                24%
         The Small-Cap Value Equity Portfolio                       47%                72%
         The Small-Cap Growth Equity Portfolio                      46%                67%
         The Real Estate Investment Trust Portfolio II              61%                65%
         The Core Fixed Income Portfolio                           525%               326%
         The Core Plus Fixed Income Portfolio (1)                  847%               N/A
         The Focused Value Portfolio                               154%               185%
         The International Small-Cap Portfolio                      31%                17%
         The International Large-Cap Equity Portfolio               10%                10%
         The All-Cap Growth Equity Portfolio                       130%               147%
         The Large-Cap Growth Equity Portfolio                     142%                68%

         (1)      Commenced operations on June 28, 2002.

         A new portfolio manager assumed responsibility for making the day to day investment decisions for The High-Yield Bond Portfolio in the last half of 2000. Another contributing factor to high turnover rates in 2001 was the record level of new issue bonds in 2001 that provided a unique opportunity to seek long-term total return. Going forward, it is expected that The High-Yield Bond Portfolio will experience portfolio turnover rates between 100% and 200%.

         In fiscal year 2001, The Core Fixed Income Portfolio had higher than expected portfolio turnover as a result of the record level of new issue bonds in 2001 that provided a unique opportunity to seek long-term total return.

         The Focused Value Portfolio's turnover rate, for the fiscal year 1999, was lower than expected because it represents only a partial year (the Portfolio commenced operation on June 29, 1999). Going forward, we anticipate that The Focused Value Portfolio's turnover rate will exceed 200%, and may be considerably in excess of 200%.

PURCHASING SHARES

         Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for each Portfolio's shares. See the related Prospectus for information on how to invest. Pooled Trust reserves the right to suspend sales of Portfolio shares, and reject any order for the purchase of Portfolio shares if in the opinion of management such rejection is in the Portfolio's best interest.

         Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares of The Real Estate Investment Trust Portfolio or for any Portfolio in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained on behalf of Pooled Trust. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Pooled Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Portfolios for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Purchasing Shares (The Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio, Original Class of The International Equity Portfolio and all other Portfolios)
         Shares of each Portfolio are sold on a continuous basis directly to institutions and high net-worth individuals at the net asset value next determined after the receipt of a purchase order and a Federal Funds wire as described more fully in the related Prospectus. In addition, for purchases of shares in The Emerging Markets Portfolio, a purchase reimbursement fee of 0.75% of the dollar amount invested is charged to investors and paid to the Portfolio to help defray expenses of investing purchase proceeds. For The Global Equity Portfolio, the purchase reimbursement fee is equal to 0.40% of the dollar amount invested, for The International Small-Cap Portfolio, the purchase reimbursement fee is equal to 0.55% of the dollar amount invested and for The International Large-Cap Equity Portfolio, the purchase reimbursement fee is equal to 0.45% of the dollar amount invested. In lieu of paying that fee, an investor in The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio or The International Large-Cap Equity Portfolio may elect, subject to agreement by Delaware International, to invest by a contribution of in-kind securities or may follow another procedure that has the same economic impact on the Portfolio and its shareholders, in which case the purchase reimbursement fee will not apply. See "DETERMINING OFFERING PRICE AND NET ASSET VALUE." The minimum for initial investments is $1,000,000 for each Portfolio. There are no minimums for subsequent investments. See the related Prospectus for special purchase procedures and requirements that may be applicable to prospective investors in The Emerging Markets Portfolio, The International Equity Portfolio, The International Large-Cap Equity Portfolio, The Global Equity Portfolio and The International Small-Cap Portfolio. At such time as Pooled Trust receives appropriate regulatory approvals to do so in the future, under certain circumstances, Pooled Trust may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware International or an affiliate of Delaware to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios.

Purchasing Shares (Class P Shares of The International Equity Portfolio)
         Class P Shares of The International Equity Portfolio are available only to defined contribution plans making at least a $5 million initial investment or having plan assets of at least $100 million. There are no minimums for subsequent investments. Investments made by plan participants in an employer-sponsored defined contribution plan will be made in accordance with directions provided by or on behalf of the employer. See the related Prospectus for special purchase procedures and requirements that may be applicable to prospective investors in the Portfolio. At such time as Pooled Trust receives appropriate regulatory approvals to do so in the future, under certain circumstances, Pooled Trust may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware International or an affiliate of Delaware to make investments in such Portfolio by a contribution of securities in-kind to the Portfolio.

         Class P Shares are purchased at net asset value and are subject to 12b-1 Distribution and Service Plan expenses. See "Plans Under Rule 12b-1" under "PURCHASING SHARES" in this Part B.

         Pooled Trust reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in The International Equity Portfolio's best interest. An investment may be suitable for investors with long-term goals and is not suitable for investors with short-term goals. Short-term market-timing activity is discouraged as such activity may result in the Portfolio being unable to invest effectively in accordance with its investment objectives and policies or being otherwise adversely affected. The Portfolio monitors investment activity that appears to follow a market-timing pattern. In the event of such activity in any plan account, the Portfolio may request the assistance of the employer, plan sponsor or plan recordkeeper in an effort to identify the plan participant who is involved and to curtail such activity. If the timing activity continues, the Portfolio may refuse, either temporarily or permanently, further investments from that plan.

         The NASDRsm has adopted amendments to its rules relating to investment company sales charges. Pooled Trust and the Distributor intend to operate in compliance with these rules.

         Class P Shares and Original Class Shares of The International Equity Portfolio represent a proportionate interest in the Portfolio's assets and will receive a proportionate interest in the Portfolio's income, before application as to Class P Shares, of any expenses under that class' Distribution and Service Plan. Dividends, if any, paid on Original Class Shares and Class P Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional expenses of the Distribution and Service Plan expenses relating to Class P Shares will be borne exclusively by such shares. See "DETERMINING OFFERING PRICE AND NET ASSET VALUE."

Purchasing Shares (Delaware REIT Fund A, B, C, Institutional and R Classes of The Real Estate Investment Trust Portfolio)
         The minimum initial investment generally is $1,000 for Delaware REIT Fund A Class, B Class and C Class. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors, trustees and employees of any Delaware Investments fund, the investment advisor or any of the investment advisor's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Class, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See "INVESTMENT PLANS" for purchase limitations applicable to retirement plans. Pooled Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Pooled Trust reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in The Real Estate Investment Trust Portfolio's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Portfolio reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Real Estate Investment Trust Portfolio also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Portfolio will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Real Estate Investment Trust Portfolio also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASDRsm has adopted amendments to its rules relating to investment company sales charges. Pooled Trust and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the appropriate Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year following purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; and (v) 1.50% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See "AUTOMATIC CONVERSION OF CLASS B SHARES," below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See "Plans Under Rule 12b-1" under "PURCHASING SHARES," and "DETERMINING OFFERING PRICE AND NET ASSET VALUE" in this Part B.

         Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         Class A Shares, Class B Shares, Class C Shares, Institutional Class Shares and Class R Shares represent a proportionate interest in The Real Estate Investment Trust Portfolio's assets and will receive a proportionate interest in that Portfolio's income, before application, as to Class A, Class B, Class C and Class R Shares, of any expenses under that Portfolio's 12b-1 Plans.

Alternative Purchase Arrangements (The Real Estate Investment Trust Portfolio)
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Portfolio with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

         In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the class is subject and the desirability of an automatic conversation feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Portfolios, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans(including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See "Plans Under Rule 12b-1."

         Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Class R Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See "DETERMINING OFFERING PRICE AND NET ASSET VALUE."

Class A Shares (The Real Estate Investment Trust Portfolio)
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the appropriate Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See "SPECIAL PURCHASE FEATURES - CLASS A SHARES," below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission (The Real Estate Investment Trust Portfolio)
         As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see "CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE" under "REDEMPTION AND EXCHANGE") may be aggregated with those of the Class A Shares of The Real Estate Investment Trust Portfolio. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares (The Real Estate Investment Trust Portfolio)
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of The Real Estate Investment Trust Portfolio, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See "WAIVER OF CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES AND CLASS C SHARES" under "REDEMPTION AND EXCHANGE" for the Portfolio Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Portfolio. See "AUTOMATIC CONVERSION OF CLASS B SHARES," below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See "TAXES." Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares (The Real Estate Investment Trust Portfolio)
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Portfolio shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Portfolio to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See "REDEMPTION AND EXCHANGE."

Automatic Conversion of Class B Shares (The Real Estate Investment Trust Portfolio)
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of the Portfolio acquired through a reinvestment of dividends will convert to Class A Shares of the Portfolio pro-rata with Class B Shares not acquired through dividend reinvestment. If the Class B Shares of the Portfolio have been exchanged for Class B Shares of Delaware Group Cash Reserve Fund, the Delaware Cash Reserve Fund Class B Shares will convert into Delaware Cash Reserve Fund Consultant Class Shares rather than Delaware Cash Reserve Fund A Class Shares. In the case of exchanges into other Delaware Investments funds, Class B Shares will be converted into Class A Shares of the same fund.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See "TAXES."

Level Sales Charge Alternative - Class C Shares (The Real Estate Investment Trust Portfolio)
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Portfolio shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B, even after the exchange. See "REDEMPTION AND EXCHANGE."

Plans Under Rule 12b-1 (The Real Estate Investment Trust Portfolio and The International Equity Portfolio Class P)
         Pursuant to Rule 12b-1 under the 1940 Act, Pooled Trust has adopted a separate plan for each of the Class A Shares, the Class B Shares, the Class C Shares and the Class R Shares of The Real Estate Investment Trust Portfolio and the Class P Shares of The International Equity Portfolio (the "Plans"). Each Plan permits the relevant Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

         The Plans permit each Portfolio, pursuant to the Distribution Agreement, to pay out of the assets of the applicable class monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing out of the Distributor's own assets the commission costs to dealers with respect to the initial sale of such shares.

         In addition, the Portfolio may make payments out of the assets of Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class P Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by The Real Estate Investment Trust Portfolio under the Plans, and the Portfolio's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year of Class A Shares, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of Class B Shares' and Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. The maximum aggregate fee payable by The International Equity Portfolio under the Class P Plan, and the Portfolio's Distribution Agreement, is on an annual basis up to 0.20% of the Class P Shares' average daily net assets for the year. The Class P Shares' distribution and service fees may be retained by DDLP or used by DDLP in a manner determined to be appropriate to help offset the cost of shareholder and plan recordkeeping. Pooled Trust's Board of Trustees may reduce the amounts payable under each Plan at any time. Pursuant to Board action, the maximum aggregate fee currently payable by Class A Shares of The Real Estate Investment Trust Portfolio is 0.25%.

         All of the distribution and service expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class P Shares would be borne by such persons without any reimbursement from such Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement have been approved by the Board of Trustees of Pooled Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Pooled Trust and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, the Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class P Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to the Classes. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Pooled Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Pooled Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended October 31, 2002, 12b-1 Plan payments from Delaware REIT Fund A Class, B Class and C Class amounted to $281,102, $490,151 and $304,857, respectively. (Class R Shares were not available for purchase during this period. Such amounts were used for the following purposes:

                                             Delaware REIT   Delaware REIT   Delaware REIT
                                                 Fund            Fund            Fund
                                                A Class         B Class         C Class
                                             -------------   -------------   -------------
         Advertising                                   -              -               -
         Annual/Semi-Annual Reports                    -              -               -
         Broker Trails                       $   281,102     $  122,448      $   99,388
         Broker Sales Charges                          -     $  252,419      $  197,138
         Dealer Service Expenses                       -     $  115,284      $    8,331
         Interest on Broker Sales Charges              -              -               -
         Commissions to Wholesalers                    -              -               -
         Promotional-Broker Meetings                   -              -               -
         Promotional-Other                             -              -               -
         Prospectus Printing                           -              -               -
         Telephone                                     -              -               -
         Wholesaler Expenses                           -              -               -
         Other                                         -              -               -

Other Payments to Dealers - Class A Shares, Class B Shares, Class C Shares and Class R Shares (The Real Estate Investment Trust Portfolio)
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of shares of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares (The Real Estate Investment Trust Portfolio)

Buying Class A Shares at Net Asset Value
         Class A Shares of The Real Estate Investment Trust Portfolio may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees/directors and employees of Pooled Trust, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the investment advisor or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Portfolio; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on Retirement Financial Services, Inc.'s proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the investment advisor or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to Retirement Financial Services, Inc. in writing that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See "GROUP INVESTMENT PLANS" for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A Share NAV Agreement with respect to such retirement platform.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to the Portfolio account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

         Pooled Trust must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See "COMBINED PURCHASES PRIVILEGE," below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See "INVESTING BY EXCHANGE."

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See "CLASS A SHARES," above.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under " REDEMPTION AND EXCHANGE -- WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES" under, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See "CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE" under "REDEMPTION AND EXCHANGE."

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Pooled Trust, which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of the Portfolio and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Portfolio and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of the Portfolio and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates, you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

       The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of the Portfolio and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquire those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of the Portfolio (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Portfolio or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of the remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as the Portfolio's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares described in the Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Portfolio in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Portfolio in which they are investing in connection with each purchase. See "RETIREMENT PLANS" under "INVESTMENTS PLANS" for information about retirement plans.

         The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See "CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE" under "REDEMPTION AND EXCHANGE." Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Class R Shares
         Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class Shares to participants.

Institutional Class
         The Institutional Class of The Real Estate Investment Trust Portfolio is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
(b) tax-exempt employee benefit plans of the investment advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the investment advisor or its affiliates and those having client relationships with Delaware Investment Advisors, an affiliate of the investment advisor, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans").

         Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS OF THE REAL ESTATE INVESTMENT TRUST PORTFOLIO

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits or returns of capital, if any, will be automatically reinvested in additional shares of the respective A, B or C Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions on Institutional Class Shares are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Institutional Class Shares and Class R Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in Delaware Investments, including the Portfolio, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Portfolio in which the investor does not then have an account will be treated like all other initial purchases of the Portfolio's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Portfolio, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class B Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Portfolio. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Portfolio's Prospectus. See "REDEMPTION AND EXCHANGE" for more complete information concerning your exchange privileges.

         Holders of Class A Shares of the Portfolio may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Portfolio or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Portfolio are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Portfolio are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Portfolio and Class C Shares of the Portfolio acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Portfolio acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Portfolio. Holders of Class R Shares of the Portfolio are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

         Permissible exchanges into Class A Shares of the Portfolio will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Portfolio will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing proceeds from Eligible 529 Plans
         The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS - Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Portfolio to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Portfolio account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                     *  *  *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Portfolio from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Portfolio may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Portfolio.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Portfolio accounts. Either Portfolio will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Pooled Trust for proper instructions.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Class A, B and C Shares by phone using MoneyLine (SM) On Demand. When you authorize the Portfolio to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolio does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Class A Shares, Class B Shares and C Shares through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Class A, B and C Shares may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Class A, B and C Shares Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See "REDEMPTION AND EXCHANGE" for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under "INVESTING BY EXCHANGE." Also see "BUYING CLASS A SHARES AT NET ASSET VALUE." The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Portfolio and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to the Transfer Agent to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years. See "INSTITUTIONAL CLASS," above, for additional information on any of the plans and Delaware's retirement services, or call the Shareholder Service Center.

Retirement Plans
         An investment in the Delaware REIT Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See "WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES" under "REDEMPTION AND EXCHANGE" for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the investment advisor and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See "INSTITUTIONAL CLASS," above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

IRA Disclosures

         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $3,000 to his or her IRA through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The $3,000 limit will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of 2001 will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

         The annual contribution limits through 2008 are as follows:

               Calendar Year          Under Age 50           Age 50 and Above
               -------------          ------------           ----------------
                 2002-2004               $ 3,000                  $ 3,500
                   2005                  $ 4,000                  $ 4,500
                 2006-2007               $ 4,000                  $ 5,000
                   2008                  $ 5,000                  $ 6,000

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 in 2002 and increased limits in subsequent years are still available if the taxpayer's AGI is not greater than $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with AGI greater than $54,000 and less than $64,000, and for single individuals with AGI greater than $34,000 and less than $44,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 through 2004 can be made to a Roth IRA, reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2004 are the same as for a regular IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year before applying the AGI limitation. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Beginning in 2002, the annual contribution that can be made for each designated beneficiary is $2,000 and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The annual contribution limit for an Education IRA is in addition to the annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         Beginning in 2002, the modified AGI limit increases for couples filing jointly to $190,000 for a full contribution through $220,000 for a partial contribution. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

       Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% tax if the distribution is not for qualified higher education expenses. In general, tax-free transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

Group IRAs or Group Roth IRAs
         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Portfolio.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see "CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES."

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principal residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Portfolio. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

The Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio and all other Portfolios
         Orders for purchases of shares of a Portfolio are effected at the net asset value of that Portfolio next calculated after receipt of the order by Pooled Trust and Federal Funds wire by the Portfolio's Custodian Bank, plus in the case of The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio and The International Large-Cap Equity Portfolio, any applicable purchase reimbursement fee equal to 0.75%, 0.40%, 0.55% and 0.45%, respectively, of the dollar amount invested.

         Net asset value is computed at the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time, on days when the New York Stock Exchange is open and an order to purchase or sell shares of a Portfolio has been received or is on hand, having been received since the last previous computation of net asset value. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, Pooled Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         With respect to the International Equity Portfolio, each Class will bear, pro-rata, all of the common expenses of the Portfolio. The net asset values of all outstanding shares of each Class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Portfolio represented by the value of shares of that Class. All income earned and expenses incurred by the Portfolio will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Portfolio represented by the value of shares of such Classes, except that the Class P Shares alone will bear the 12b-1 Plan expenses payable under its Plan. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of The International Equity Portfolio may vary. However, the net asset value per share of each Class is expected to be equivalent.

The Real Estate Investment Trust Portfolio
         Orders for purchases of Class A Shares are effected at the offering price next calculated by The Real Estate Investment Trust Portfolio after receipt of the order by Pooled Trust, its agent or certain other authorized persons. See "DISTRIBUTION AND SERVICE" under "INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS." Orders for purchases of Class B Shares, Class C Shares, Class R Shares and the Institutional Class are effected at the net asset value per share next calculated after receipt of the order by the Portfolio, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly. Orders for purchases of the Real Estate Investment Trust Portfolio Class Shares are effected at the net asset value per share next calculated after receipt of the order by Pooled Trust and Federal Funds wire by the Portfolio's Custodian Bank.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, Pooled Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         Each Class will bear, pro-rata, all of the common expenses of The Real Estate Investment Trust Portfolio. The net asset values of all outstanding shares of each Class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Portfolio represented by the value of shares of that Class. All income earned and expenses incurred by the Portfolio will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Portfolio represented by the value of shares of such Classes, except that the Class A, Class B, Class C and Class R Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of The Real Estate Investment Trust Portfolio may vary. However, the net asset value per share of each Class is expected to be equivalent.

                                     *  *  *

         The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are generally valued at the last quoted sale price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available before the time when net assets are valued. Unlisted domestic equity securities are valued at the last sale price as of the close of the New York Stock Exchange. Domestic equity securities traded over-the-counter and domestic equity securities which are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

         U.S. government securities are priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Net asset value includes interest on fixed-income securities, which is accrued daily. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

         Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Non-exchange traded options are also valued at the mean between the last reported bid and asked prices. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Board of Trustees, as applicable.

         The securities in which The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The Global Fixed Income and The International Fixed Income Portfolios (as well as The Large-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Core Fixed Income, The Intermediate Fixed Income, The Core Plus Fixed Income and The High-Yield Bond Portfolios, each of which possesses a limited ability to invest in foreign securities) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as holidays or Saturday). As a result, the net asset value of those Portfolios may be significantly affected by such trading on days when shareholders have no access to the Portfolios.

         For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including the Custodian Banks. Forward foreign currency contracts are valued at the mean price of the contract. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares of The Real Estate Investment Trust Portfolio, the offering price per share, is included in the financial statements for the Portfolios, which are incorporated by reference into this Part B.

REDEMPTION AND EXCHANGE

The Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio and all other Portfolios

         Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         No charge is made by any Portfolio for redemptions, except that shareholders that redeem shares of The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio and The International Large-Cap Equity Portfolio are assessed by the relevant Portfolio a redemption reimbursement fee of 0.75%, 0.30%, 0.45% and 0.35%, respectively. Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in-kind. If a redemption of shares is made in-kind, the redemption reimbursement fee that is otherwise applicable will not be assessed. Any portfolio securities paid or distributed in-kind would be valued as described in "DETERMINING OFFERING PRICE AND NET ASSET VALUE." Subsequent sales by an investor receiving a distribution in-kind could result in the payment of brokerage commissions. Payment for shares redeemed ordinarily will be made within three business days, but in no case later than seven days, after receipt of a redemption request in good order. See "REDEMPTION OF SHARES" in the related Prospectus for special redemption procedures and requirements that may be applicable to shareholders in The Emerging Markets Portfolio, The International Equity Portfolio, The International Large-Cap Equity Portfolio, The Labor Select International Equity Portfolio, The International Small-Cap Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Global Equity Portfolio. Under certain circumstances, eligible investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International will not be subject to Pooled Trust's in-kind redemption requirements until such time as Pooled Trust receives appropriate regulatory approvals to permit such redemptions for the account of such investors.

         Pooled Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which Pooled Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Portfolio during any 90-day period for any one shareholder.

         The value of a Portfolio's investments is subject to changing market prices. Redemption proceeds may be more or less than the shareholder's cost depending upon the market value of the Portfolio's securities. Thus, a shareholder redeeming shares of a Portfolio may, if such shareholder is subject to federal income tax, sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Due to the relatively higher cost of maintaining small accounts, Pooled Trust reserves the right to redeem Portfolio shares in any of its accounts at the then-current net asset value if as a result of redemption or transfer a shareholder's investment in a Portfolio has a value of less than $500,000. However, before Pooled Trust redeems such shares and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $500,000 and will be allowed 90 days from that date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

                                     *  *  *

         Pooled Trust has available certain redemption privileges, as described below. They are unavailable to shareholders of The Emerging Markets Portfolio, The International Equity Portfolio, The International Large-Cap Equity Portfolio, The Labor Select International Equity Portfolio, The International Small-Cap Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Global Equity Portfolio whose redemptions trigger the special in-kind redemption procedures. See the related Prospectus. The Portfolios reserve the right to suspend or terminate these expedited payment procedures at any time in the future.

Expedited Telephone Redemptions
         Shareholders of Class P Shares of The International Equity Portfolio wishing to redeem shares may call Pooled Trust at 800 510-4015. Holders of all other Portfolios and their shares, including The International Equity Portfolio Class Shares, wishing to redeem shares for which certificates have not been issued may call Pooled Trust at 800 231-8002 prior to 4 p.m., Eastern time, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed three business days, but no later than seven days, after receipt of the redemption request.

         In addition, redemption proceeds can be transferred to your predesignated bank account by wire or by check by calling Pooled Trust, as described above. The Telephone Redemption Option on the Account Registration Form must have been elected by the shareholder and filed with Pooled Trust before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment By Wire: Request that Federal Funds be wired to the bank account designated on the Account Registration Form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is no charge for this service. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the Portfolio to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the Account Registration Form. Redemption proceeds will normally be mailed three business days, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it. If expedited payment under these procedures could adversely affect a Portfolio, Pooled Trust may take up to seven days to pay the shareholder.

         To reduce the risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the Account Registration Form. If a shareholder wishes to change the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

Exchange Privilege
         Shares of each Portfolio, other than Class P Shares of The International Equity Portfolio, may be exchanged for shares of any other Portfolio or for the institutional classes of the other funds in the Delaware Investments family. Class P Shares of The International Equity Portfolio may only be exchanged for the institutional classes of other funds in the Delaware Investments family Exchange requests should be sent to Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103-7094 Attn: Client Services (Attn:
Special Services for Class P Shares of The International Equity Portfolio).

         Any such exchange will be calculated on the basis of the respective net asset values of the shares involved and will be subject to the minimum investment requirements noted above. There is no sales commission or charge of any kind, except for the special purchase and redemption reimbursement fees for exchanges involving shares of The Emerging Markets Portfolio, The Global Equity Portfolio, The International Small-Cap Portfolio and The International Large-Cap Equity Portfolio. See "EXCHANGE PRIVILEGE" under "SHAREHOLDER SERVICES" in the related Prospectus. The shares of a Portfolio into which an exchange is made, if necessary, must be authorized for sale in the state in which the investor is domiciled. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

         Exchange requests may be made either by mail, facsimile message or by telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by Pooled Trust for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4 p.m., Eastern time, for the Portfolios will be processed as of the close of business on the same day. Requests received after this time will be processed on the next business day. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees, as applicable, to assure that such exchanges do not disadvantage a Portfolio and its shareholders. Exchanges into and out of The Emerging Markets Portfolio, The International Equity Portfolio, The International Large-Cap Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The International Small-Cap Portfolio and The Global Equity Portfolio shall be subject to the special purchase and redemption procedures identified in sections of the related Prospectus entitled Purchase of Shares and Redemption of Shares.

         For federal income tax purposes, an exchange between Portfolios is a taxable event for shareholders subject to federal income tax, and, accordingly, a gain or loss may be realized. Pooled Trust reserves the right to suspend or terminate or amend the terms of the exchange privilege upon 60 days' written notice to client shareholders.

                                     *  *  *

         Neither Pooled Trust, the Portfolios nor the Portfolios' transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, Pooled Trust will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as if it does not, Pooled Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Class A Shares, Class B Shares and Class C Shares and Institutional Class Shares of The Real Estate Investment Trust Portfolio
         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of the Portfolio and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Portfolio receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Portfolio will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Portfolio may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Portfolio shares, the Distributor, acting as agent of the Portfolio, offers to repurchase Portfolio shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Portfolio, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See "DETERMINING OFFERING PRICE AND NET ASSET VALUE." The Portfolio and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Portfolio shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Portfolio or certain other authorized persons (see "DISTRIBUTION AND SERVICE" under "INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS"); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Portfolio will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but the Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Portfolio will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Portfolio or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practical, or it is not reasonably practical for the Portfolio fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Portfolio may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Pooled Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one shareholder.

         The value of the Portfolio's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Portfolio may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See "CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE," below. Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year of purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth or fifth years following purchase; and (v) 1.50% if shares are redeemed during the sixth year following purchase and (vi) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See "CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES" under "PURCHASING SHARES." Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Class A, B and C Shares, there may be a bank wiring cost, neither the Portfolio nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Portfolio, the Portfolio's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Portfolio for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to the Portfolio at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Portfolio require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Portfolio may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares, Class C Shares or Class R Shares.

Written Exchange

         You may also write to the Portfolio (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Portfolio in which you have your account in writing that you do not wish to have such services available with respect to your account. The Portfolio reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Portfolio by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Portfolio nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Class A, B and C Shares are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Class A, B and C Shares redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Portfolio, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Portfolio reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Class A, B and C Shares by phone using MoneyLine (SM) On Demand. When you authorize the Portfolio to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See "MONEYLINE (SM) ON DEMAND" under "INVESTMENT PLANS."

Timing Accounts
         Redemptions of Timing Accounts--Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

         Right to Refuse Timing Accounts--With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Portfolio will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Portfolio reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Portfolio within two weeks of an earlier exchange request out of the Portfolio, or (ii) makes more than two exchanges out of the Portfolio per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Portfolio's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

         Restrictions on Timed Exchanges--Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Portfolio reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Portfolio also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the investment advisor's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Portfolio and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Portfolios do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Portfolio's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the investment advisor must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See "WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES," below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Portfolio account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolio does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Class. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Portfolio or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under
Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits;
(vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see "BUYING CLASS A SHARES AT NET ASSET VALUE" under "PURCHASING SHARES"); and (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC for Class B and Class C Shares will be waived in connection with the following redemptions: distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred

         Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pension plans) (i) that purchases shares through a retirement plan alliance program, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully bundled retirement plan services and maintains participant records on its propriety recordkeeping system.

                                     *  *  *

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         The policy of Pooled Trust is to distribute substantially all of each Portfolio's net investment income and any net realized capital gains in the amount and at the times that will avoid any federal income or excise taxes. All dividends and capital gains distributions of accounts in Delaware REIT Fund Institutional Class shall be automatically reinvested in the Class. For all other Portfolios and Classes of The Real Estate Investment Trust Portfolio, shareholders may elect to receive dividends and capital gains distributions in cash, otherwise, all such dividends and distributions will be automatically reinvested in the Portfolios. The amounts of any dividend or capital gains distributions cannot be predicted.

         All dividends out of net investment income, together with distributions from short-term capital gains, will be taxable to those shareholders who are subject to income taxes as ordinary income. (These distributions may be eligible for the dividends-received deductions for corporations.) Any net long-term capital gains distributed to those shareholders who are subject to income tax will be taxable as such, regardless of the length of time a shareholder has owned their shares.

         For the fiscal year ended October 31, 2002, the percentage of dividends paid by the following Portfolios qualified for the dividends-received deduction:

The Large-Cap Value Equity Portfolio                 100%
The Real Estate Investment Trust Portfolio            --
The Mid-Cap Growth Equity Portfolio                   --
The Small-Cap Value Equity Portfolio                 100%
The Small-Cap Growth Equity Portfolio                 --
The Real Estate Investment Trust Portfolio II         --
The Global Equity Portfolio                           --
The International Equity Portfolio                    --
The Labor Select International Equity Portfolio       --
The Emerging Markets Portfolio                        --
The Intermediate Fixed Income Portfolio               --
The Core Fixed Income Portfolio                       --
The High-Yield Bond Portfolio                         --
The Core Plus Fixed Income Portfolio                  --
The Global Fixed Income Portfolio                     --
The International Fixed Income Portfolio              --
The International Small-Cap Portfolio                 --
The Focused Value Portfolio                          100%
The International Large-Cap Equity Portfolio          --
The All-Cap Growth Equity Portfolio                   --
The Large-Cap Growth Equity Portfolio                100%

         Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders who are subject to tax.

         Each Portfolio is treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

         Each year, Pooled Trust will mail information to investors on the amount and tax status of each Portfolio's dividends and distributions. Shareholders should consult their own tax advisors regarding specific questions as to federal, state or local taxes.

         Each class of shares of The International Equity Portfolio will share proportionately in the investment income and expenses of the Portfolio, except that Class P shares alone will incur distribution fees under its 12b-1 plan.

         Each class of shares of The Real Estate Investment Trust Portfolio will share proportionately in the investment income and expenses of the Portfolio, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 plans.

TAXES

         The following supplements the tax disclosure provided in the Prospectuses.

         A Portfolio will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Portfolio. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Portfolio on those shares.

         All or a portion of any loss that you realize on the redemption of your Portfolio shares is disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Delaware Investments Portfolio within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

         A portion of each Portfolio's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to a Portfolio's shareholders, and cannot exceed the gross amount of dividends received by a Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio if the Portfolio was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Portfolio were debt-financed or held by a Portfolio for less than a minimum period of time, generally 46 days. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         In addition to the federal taxes described above, distributions and gains by the Portfolios, from the sale or exchange of your shares, generally will be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisors. Non-U.S. investors may be subject to U.S. withholding and estate tax. Each year Pooled Trust will mail to you information on the amount and tax status of each Portfolio's dividends and distribution.

         A Portfolio may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Portfolio is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Portfolio (possibly causing the Portfolio to sell securities to raise the cash for necessary distributions) and/or defer the Portfolio's ability to recognize a loss, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Portfolio.

         See also "OTHER TAX REQUIREMENTS" under "ACCOUNTING AND TAX ISSUES" in this Part B.

Futures Contracts and Stock Options
(The Mid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolios, The Emerging Markets Portfolio, The Global Equity Portfolio, The International Large-Cap Equity Portfolio, The Focused Value Portfolio, The International Small-Cap Portfolio, The Core Plus Fixed Income Portfolio, The Small-Cap Value Equity Portfolio and The Small-Cap Growth Equity Portfolio)
         The Mid-Cap Growth Equity Portfolio's, The Real Estate Investment Trust Portfolios', The Emerging Markets Portfolio's, The Global Equity Portfolio's, The International Large-Cap Equity Portfolio's, The Core Plus Fixed Income Portfolio's, The Small-Cap Value Equity Portfolio's, The Small-Cap Growth Equity Portfolio's, The Focused Value Portfolio's and The International Small-Cap Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on such day, and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish its risk of loss with respect to other positions in a Portfolio will constitute "straddles," which are subject to special tax rules that may cause deferral of the Portfolio's losses, adjustments in the holding periods of Portfolio securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles which could alter the effects of these rules. The Portfolios will limit their activities in options and futures contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

Forward Currency Contracts
(The International Equity Portfolio, The International Large-Cap Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The Emerging Markets Portfolio, The International Fixed Income Portfolio, The Global Equity Portfolio, The Small-Cap Value Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Focused Value Portfolio, The Core Fixed Income Portfolio, The Intermediate Fixed Income Portfolio, The Core Plus Fixed Income Portfolio and The International Small-Cap Portfolio)
         The International Equity Portfolio, The International Large-Cap Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolios, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Equity Portfolio, The Small-Cap Value Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Focused Value Portfolio, The Core Fixed Income Portfolio, The Intermediate Fixed Income Portfolio, The Core Plus Fixed Income Portfolio and The International Small-Cap Portfolio will be required for federal income tax purposes to recognize any gains and losses on forward currency contracts as of the end of each taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a forward currency contract is considered to be ordinary income or loss. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by these Portfolios may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

         Special tax considerations also apply with respect to foreign investments of these Portfolios. For example, certain foreign exchange gains and losses (including exchange gains and losses on forward currency contracts) realized by the Portfolio will be treated as ordinary income or losses.

State and Local Taxes
         Shares of Pooled Trust are exempt from Pennsylvania county personal property tax.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

         Delaware Management Company ("Delaware"), 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to The Large-Cap Value Equity, The Large-Cap Growth Equity, The Focused Value, The Mid-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Intermediate Fixed Income, The Core Fixed Income, The High-Yield Bond and The Core Plus Fixed Income Portfolios and provides sub-advisory services to The Global Equity Portfolio, subject to the supervision and direction of Board of Trustees of Pooled Trust. Delaware International Advisers Ltd. ("Delaware International"), Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes similar services to The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The Global Fixed Income and The International Fixed Income Portfolios subject to the supervision and direction of Pooled Trust's Board of Trustees.

         Delaware and its predecessors have been managing the funds in the Delaware Investments family since 1938. On October 31, 2002, Delaware and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $44 billion in assets in the various institutional or separately managed (approximately $25,230,183,000) and investment company (approximately $19,370,684,000) accounts.

         The following table contains the dates of the Investment Management Agreements for the Portfolios as well as the dates that they were approved by shareholders.

         Portfolio                                          Date of Agreement     Date Approved by
                                                                                  Shareholders
         The Large-Cap Value Equity Portfolio               December 15, 1999     December 15, 1999*
         The Mid-Cap Growth Equity Portfolio                December 15, 1999     December 15, 1999*
         The International Fixed Income Portfolio           December 15, 1999     December 15, 1999*
         The International Equity Portfolio                 December 15, 1999     December 15, 1999*
         The Global Fixed Income Portfolio                  December 15, 1999     December 15, 1999*
         The Intermediate Fixed Income Portfolio            December 15, 1999     December 15, 1999*
         The Labor Select International Equity Portfolio    December 15, 1999     December 15, 1999*
         The Real Estate Investment Trust Portfolio         December 15, 1999     December 15, 1999*
         The High-Yield Bond Portfolio                      December 15, 1999     December 15, 1999*
         The Emerging Markets Portfolio                     December 15, 1999     December 15, 1999*
         The Global Equity Portfolio                        December 15, 1999     December 15, 1999*
         The Real Estate Investment Trust Portfolio II      December 15, 1999     December 15, 1999*
         The Core Fixed Income Portfolio                    December 15, 1999     December 15, 1999*
         The Core Plus Fixed Income Portfolio               December 15, 1999     **
         The Small-Cap Growth Equity Portfolio              December 15, 1999     December 15, 1999*
         The Small-Cap Value Equity Portfolio               December 15, 1999     December 15, 1999*
         The Focused Value Portfolio                        December 15, 1999     December 15, 1999*
         The International Small-Cap Portfolio              December 15, 1999     December 15, 1999*
         The International Large-Cap Equity Portfolio       December 15, 1999     December 15, 1999*
         The All-Cap Growth Equity Portfolio                December 15, 1999     March 30, 2000*
         The Large-Cap Growth Equity Portfolio              December 15, 1999     October 30, 2000*

         *Date approved by the initial shareholder
         **Will be approved by the initial shareholder prior to commencement of operations.

         The Sub-Advisory Agreement between Delaware International and Delaware for The Global Equity Portfolio is dated December 15, 1999 and was approved by the initial shareholder on December 15, 1999.

         The Investment Management Agreements for Pooled Trust have an initial term of two years and may be renewed after their initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees, as applicable, or by vote of a majority of the outstanding voting securities of the Portfolios, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of Pooled Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of Pooled Trust or by the investment advisor. Each Agreement will terminate automatically in the event of its assignment.

         As compensation for the services to be rendered under their advisory agreements, Delaware or, as relevant, Delaware International is entitled to an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

                Portfolio                                            Rate
      The Large-Cap Value Equity Portfolio                           0.55%
      The Mid-Cap Growth Equity Portfolio                            0.75%
      The International Equity Portfolio                             0.75%
      The Labor Select International Equity Portfolio                0.75%
      The Real Estate Investment Trust Portfolio                     0.75% on the first $500 million;
                                                                     0.70% on the next $500 million;
                                                                     0.65% on the next $1.5 billion;
                                                                     0.60% on assets in excess of $2.5 billion
      The Real Estate Investment Trust Portfolio II                  0.75%
      The Intermediate Fixed Income Portfolio                        0.40%
      The Core Fixed Income Portfolio                                0.40%
      The Global Fixed Income Portfolio                              0.50%
      The International Fixed Income Portfolio                       0.50%
      The High-Yield Bond Portfolio                                  0.45%
      The Emerging Markets Portfolio                                 1.00%
      The Global Equity Portfolio                                    0.75%(1)
      The Core Plus Fixed Income Portfolio                           0.43%
      The Small-Cap Growth Equity Portfolio                          0.75%
      The Small-Cap Value Equity Portfolio                           0.75%
      The Focused Value Portfolio                                    1.00%
      The International Small-Cap Portfolio                          1.00%
      The International Large-Cap Equity Portfolio                   0.75%
      The All-Cap Growth Equity Portfolio                            0.75%
      The Large-Cap Growth Equity Portfolio                          0.65%

(1) Delaware International has entered into a sub-advisory agreement with Delaware with respect to The Global Equity Portfolio. As compensation for its services as sub-advisor to Delaware International, Delaware is entitled to receive sub-advisory fees equal to 50% of the investment management fees under Delaware International's Investment Management Agreement with Pooled Trust on behalf of The Global Equity Portfolio.

         Delaware, or as applicable Delaware International, has elected to waive that portion, if any of the annual investment advisory fees payable by a particular Portfolio and to pay a Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, the following percentages of average daily net assets from the commencement of operations through October 31, 2003 unless otherwise noted):

                              Portfolio
       The Large-Cap Value Equity Portfolio                     0.68%
       The Mid-Cap Growth Equity Portfolio                      0.93%
       The International Equity Portfolio                        N/A(4)
       The Labor Select International Equity Portfolio          0.96%
       The Real Estate Investment Trust Portfolio               1.10%(1)
       The Real Estate Investment Trust Portfolio II            0.86%
       The Intermediate Fixed Income Portfolio                  0.43%
       The Core Fixed Income Portfolio                          0.43%
       The Global Fixed Income Portfolio                        0.60%(2)
       The International Fixed Income Portfolio                 0.60%(3)
       The High-Yield Bond Portfolio                            0.59%
       The Emerging Markets Portfolio                           1.55%
       The Global Equity Portfolio                              0.96%
       The Core Plus Fixed Income Portfolio                     0.50%
       The Small-Cap Growth Equity Portfolio                    0.89%
       The Small-Cap Value Equity Portfolio                     0.89%
       The Focused Value Portfolio                              1.20%
       The International Small-Cap Portfolio                    1.20%
       The International Large-Cap Equity Portfolio             0.96%
       The All-Cap Growth Equity Portfolio                      0.89%
       The Large-Cap Growth Equity Portfolio                    0.80%

(1) With respect to Delaware REIT Fund A Class, Delaware REIT Fund B Class, Delaware REIT Fund C Class, Delaware REIT Fund Institutional Class and the Real Estate Investment Trust Portfolio Class of The Real Estate Investment Trust Portfolio, Delaware has contracted to waive that portion, if any, of the annual investment advisory fee payable by such classes and to reimburse each class for its expenses to the extent necessary to ensure that the expenses of each class (exclusive of applicable 12b-1 plan expenses, taxes, interest, brokerage commissions, extraordinary expenses) do not exceed, on an annualized basis, 1.15% as a percentage of average net assets during the period March 1, 2002 through February 28, 2004. From March 1, 2001 through February 28, 2002, expenses were capped at 1.10%. From November 11, 1998 through February 28, 2001, expenses were capped at 0.95%. From commencement of operations of the classes through November 11, 1998, expenses were capped at 0.86%.
(2) Delaware International voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to pay The Global Fixed Income Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, 0.62% as a percentage of average net assets for the period from the commencement of the public offering for the Portfolio through October 31, 1994. Such waiver was modified effective November 1, 1994 to provide that such expenses of the Portfolio do not exceed, on an annualized basis, 0.60% through October 31, 2002.
(3) Delaware International voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to pay The International Fixed Income Portfolio for its respective expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, 0.62% as a percentage of average net assets for the period from the commencement of the public offering for the Portfolio through April 30, 1994. Such waiver for The International Fixed Income Portfolio was modified effective May 1, 1994 to provide that such expenses of the Portfolio do not exceed, on an annual basis, 0.60% through October 31, 2002.
(4) Delaware International voluntarily elected to wave that portion, if any, of its annual investment advisory fees and to pay The International Equity Portfolio for its respective expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, 0.96% as a percentage of average net assets for the period from the commencement of the public offering for the Portfolio through October 31, 2001. Such waiver for The International Equity Portfolio was terminated effective November 1, 2001.

         Investment management fees incurred for the last three fiscal years with respect to each Portfolio follows:

                   Portfolio                       October 31, 2002       October 31, 2001       October 31, 2000
The Large-Cap Value Equity Portfolio               $327,450 earned        $416,880 earned        $576,428 earned
                                                   $288,209 paid          $291,231 paid          $497,639 paid
                                                   $39,241 waived         $125,649 waived        $78,789 waived
The Mid-Cap Growth Equity Portfolio                $19,840 earned         $31,244 earned         $55,238 earned
                                                   $7,174 paid            $17,399 paid           $46,727 paid
                                                   $12,666 waived         $13,845 waived         $8,511 waived
The International Equity Portfolio                 $3,309,081 earned      $3,923,926 earned      $6,204,153 earned
                                                   $3,309,081 paid        $3,923,926 paid        $6,204,153 paid
                                                   $-0- waived            $-0- waived            $-0- waived
The Global Fixed Income Portfolio                  $1,397,062 earned      $1,591,662 earned      $2,799,168 earned
                                                   $1,220,768 paid        $1,263,615 paid        $2,194,549 paid
                                                   $176,294 waived        $328,047 waived        $604,619 waived
The Labor Select International Equity Portfolio    $665,857 earned        $643,843 earned        $831,627 earned
                                                   $665,857 paid          $616,414 paid          $825,025 paid
                                                   $-0- waived            $27,429 waived         $6,602 waived
The Real Estate Investment Trust Portfolio         $1,647,564 earned      $848,912 earned        $582,756 earned
                                                   $1,645,599 paid        $785,859 paid          $430,999 paid
                                                   $1,965 waived          $63,053 waived         $151,757 waived
The Intermediate Fixed Income Portfolio            $25,014 earned         $29,019 earned         $53,970 earned
                                                   $15,579 paid           $25,337 paid           $46,302 paid
                                                   $9,435 waived          $3,682 waived          $7,668 waived
The High-Yield Bond Portfolio                      $19,638 earned         $15,378 earned         $27,120 earned
                                                   $6,764 paid            $9,240 paid            $-0- paid
                                                   $12,874 waived         $6,138 waived          $27,120 waived
The International Fixed Income Portfolio           $191,678 earned        $224,083 earned        $386,689 earned
                                                   $163,503 paid          $184,391 paid          $313,806 paid
                                                   $28,175 waived         $39,692 waived         $72,883 waived
The Emerging Markets Portfolio                     $1,294,941 earned      $1,234,691 earned      $1,165,784 earned
                                                   $1,294,941 paid        $1,234,691 paid        $1,165,784 paid
                                                   $-0- waived            $-0- waived            $-0- waived
The Global Equity Portfolio                        $22,719 earned         $24,625 earned         $25,065 earned
                                                   $19,119 paid           $20,458 paid           $13,907 paid
                                                   $3,600 waived          $4,167 waived          $11,158 waived
The Real Estate Investment Trust Portfolio II      $124,453 earned        $50,330 earned         $20,134 earned
                                                   $113,210 paid          $46,789 paid           $4,258 paid
                                                   $11,243 waived         $3,541 waived          $15,876 waived
The Core Fixed Income Portfolio                    $10,302 earned         $24,312 earned         $28,821 earned
                                                   $1,261 paid            $22,819 paid           $28,142 paid
                                                   $9,041 waived          $1,493 waived          $679 waived
The Core Plus Fixed Income Portfolio (1)           $7,450 earned          N/A                    N/A
                                                   $-0- paid
                                                   $7,450 waived
The Small-Cap Growth Equity Portfolio              $305,234 earned        $265,027 earned        $155,739 earned
                                                   $297,178 paid          $253,710 paid          $151,177 paid
                                                   $8,056 waived          $11,317 waived         $4,562 waived
The Small-Cap Value Equity Portfolio               $20,921 earned         $18,766 earned         $15,714 earned
                                                   $17,694 paid           $17,321 paid           $8,379 paid
                                                   $3,227 waived          $1,445 waived          $7,335 waived
The Focused Value Portfolio                        $16,013 earned         $18,922 earned         $25,101 earned
                                                   $12,581 paid           $18,435 paid           $12,575 paid
                                                   $3,432 waived          $487 waived            $12,526 waived
The International Small-Cap Portfolio              $28,720 earned         $30,332 earned         $29,814 earned
                                                   $27,054 paid           $28,130 paid           $25,295 paid
                                                   $1,666 waived          $2,202 waived          $4,519 waived
The International Large-Cap Equity Portfolio (1)   $19,534 earned         $21,350 earned         $19,374 earned
                                                   $17,398 paid           $21,350 paid           $8,531 paid
                                                   $2,136 waived          $-0- waived            $10,843 waived

The All-Cap Growth Portfolio                       $73,696 earned         $73,128 earned         $42,497 earned
                                                   $62,552 paid           $70,776 paid           $31,143 paid
                                                   $11,144 waived         $2,352 waived          $12,354 waived

The Large-Cap Growth Equity Portfolio (3)          $7,487 earned          $9,883 earned          N/A
                                                   $-0- paid              $-0- paid
                                                   $7,487 waived          $9,883 waived

(1) Commenced operations on December 14, 1999.
(2) Commenced operations on March 31, 2000.
(3) Commenced operations on October 31, 2000.
(4) Commenced operations on June 28, 2002.

         On October 31, 2002, the total net assets of Pooled Trust were $1,384,210,677 broken down as follows:

         The Large-Cap Value Equity Portfolio                 $ 49,224,441
         The Mid-Cap Growth Equity Portfolio                  $  2,328,832
         The International Equity Portfolio                   $411,413,741
         The Global Fixed Income Portfolio                    $279,937,642
         The Labor Select International Equity Portfolio      $ 88,848,239
         The Real Estate Investment Trust Portfolio           $287,831,000
         The Real Estate Investment Trust Portfolio II        $ 24,073,431
         The Intermediate Fixed Income Portfolio              $  6,194,433
         The High-Yield Bond Portfolio                        $  3,747,023
         The Emerging Markets Portfolio                       $114,573,428
         The Global Equity Portfolio                          $  2,719,167
         The International Fixed Income Portfolio             $ 41,934,391
         The Core Plus Fixed Income Portfolio                 $  7,706,193
         The Core Fixed Income Portfolio                      $  2,609,400
         The Small-Cap Growth Equity Portfolio                $ 43,103,703
         The Small-Cap Value Equity                           $  2,542,106
         The Focused Value Portfolio                          $  1,355,668
         The International Small-Cap Portfolio                $  2,498,803
         The International Large-Cap Equity Portfolio         $  2,327,361
         The All-Cap Growth Equity Portfolio                  $  8,310,464
         The Large-Cap Growth Equity Portfolio                $    931,211

         Delaware and Delaware International are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH").

         Except for the expenses borne by the investment advisors under their respective Investment Management Agreements and the distributor under the Distribution Agreements, each Portfolio is responsible for all of its own expenses. Among others, these expenses include each Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
         The Distributor is located at 2005 Market Street, Philadelphia, PA 19103 and serves as the national distributor for each Portfolio of Pooled Trust under a Distribution Agreement dated November 1, 2001. The Distributor is an affiliate of the investment advisors and bears all of the costs of promotion and distribution.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Delaware and Delaware International, serves as the financial intermediary wholesaler, with respect to The Real Estate Investment Trust Portfolio pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Portfolio shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Portfolio shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Portfolio shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware Group Premium Fund sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

         Aggregate Value of Wholesaler Product Sales                  Compensation Paid to LFD
         in Calendar Year                                      (% of NAV of Fund shares sold by LFD)
         -------------------------------------------------------------------------------------------
         $3.75 billion or less                                                0.45%
         More than $3.75 billion, but less than $4.5 billion                  0.50%
         $4.5 billion and above                                               0.55%

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

         The fees associated with LFD's services to Pooled Trust are borne exclusively by the Distributor and not by Pooled Trust.

         Delaware Service Company, Inc., an affiliate of Delaware, is Pooled Trust's shareholder servicing, dividend disbursing and transfer agent for each Portfolio pursuant to a Shareholders Services Agreement dated April 19, 2001. Delaware Service Company, Inc. also provides accounting services to the Portfolio pursuant to the terms of a separate Fund Accounting Agreement. Delaware Service Company, Inc.'s principal business address is 2005 Market Street, Philadelphia, PA 19103. It is also an indirect, wholly owned subsidiary of DMH.

         The Portfolios have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Portfolios. For purposes of pricing, a Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES
         The business and affairs of Pooled Trust are managed under the direction of its Board of Trustees.

         As of April 2, 2003, no one account held 25% or more of the outstanding shares of Pooled Trust. As of April 2, 2003, the Trustees and Officers of Pooled Trust, as a group, owned 5.52% of the outstanding shares of The Real Estate Investment Trust Portfolio Institutional Class; they held less than 1% of the shares of each of the other Portfolios.

         As of April 2, 2003, management believes the following accounts held of record 5% or more of the outstanding shares of a Portfolio. Management has no knowledge of beneficial ownership.

DELAWARE POOLED TRUST:

Portfolio                              Name and Address of Account                   Share Amount        Percentage
The Large-Cap Value Equity Portfolio   Commerce Bank of Kansas City                   672,198.760             25.23%
                                       Trustee Burns & McDonnell Employee
                                       Stock Ownership Plan
                                       P.O. Box 419248  Mail Stop TBMZ-6
                                       Kansas City, MO 64141-6248

                                       Fifth Third Bank                               415,520.090             15.59%
                                       TTEE FBO Steak N Shake PSP
                                       Delaware A/C# 65-2-6645956
                                       P.O. Box 630074
                                       Cincinnati, OH 45263-0001

                                       Jesuit High School of New Orleans              297,571.080             11.16%
                                       4133 Banks Street
                                       New Orleans, LA 70119-6883

                                       Mac & Co                                       255,648.230              9.59%
                                       A/C LNFF5033902
                                       Mutual Funds Operations
                                       P.O. Box 3198
                                       Pittsburgh, PA 15230-3198

                                       Fleet National Bank                            255,444.840              9.58%
                                       Customer ITO Pension Plan
                                       D/A Account 50-5029-18
                                       P.O. Box 92800
                                       Rochester, NY 14692-8900

                                       LaSalle National Bank Trustee                  207,711.570              7.79%
                                       FBO Metz Baking Company
                                       A/C #407755032-246248108
                                       P.O. Box 1443
                                       Chicago, IL 60690-1443

Portfolio                              Name and Address of Account                   Share Amount        Percentage
The Large-Cap Value Equity Portfolio   Pace Local 2-286                               148,396.820              5.57%
                                       Severance/401K Plan
                                       410 N. 8th Street
                                       Philadelphia, PA 19123-3903

                                       Board of Trustees of The Malfas TRS            146,056.650              5.48%
                                       c/o Robert A. Duff
                                       911 Fordice Road
                                       Lebanon, IN 46052-1938

                                       State of Georgia Employees'                    144,806.250              5.43%
                                       Deferred Compensation Group Trust
                                       200 Piedmont Avenue
                                       Suite 1016 West
                                       Atlanta, GA 30334-9032
The Mid-Cap Growth Equity Portfolio    Crestar Bank                                   753,305.640             79.62%
                                       Cust the College of William and Mary
                                       Attn:  A/C# 7006100-7013873
                                       P.O. Box 105870 CTR 3144
                                       Atlanta, GA 30348-5870

                                       Richard Bland College                           67,436.840              7.12%
                                       Foundation Fund
                                       11301 Johnson Road
                                       Petersburg, VA 23805-7100

                                       First Union National Bank                       57,557.790              6.08%
                                       FBO Philadelphia Marine Trade Assoc.
                                       Pension Plan #1541050387
                                       1525 West WT Harris Blvd. CMG 1151
                                       Charlotte, NC 28262-8522

                                       Pace Local 2-286                                51,248.860              5.41%
                                       Severance/401(k) Plan
                                       410 N 8th Street
                                       Philadelphia, PA 19123-3903

The International Equity Portfolio     Deutsche Bank Trust                          2,848,220.540              7.50%
Class                                  Company Americas FBO
                                       Watson Wyatt Pension - 191823
                                       P.O. Box 9014
                                       Church Street Station
                                       New York, NY 10008

                                       First Union National Bank                    2,159,704.620              5.68%
                                       FBO Lehigh County A/C#1546002562
                                       1525 West WT Harris Boulevard
                                       CHG 3C4 NC-1151
                                       Charlotte, NC 28262-8522

Portfolio                              Name and Address of Account                   Share Amount        Percentage
                                       Mac & Co                                     2,137,776.930              5.63%
                                       A/C #LCPF0763222
                                       Mutual Fund Operations
                                       P.O. Box 3198
                                       Pittsburgh, PA  15230-3198

The Intermediate Fixed Income          Fleet National Bank Trustee                    127,779.290             48.63%
Portfolio                              FBO International Terminal
                                       Operating Pension
                                       Attn:  50502918
                                       P.O. Box 92800
                                       Rochester, NY 14692-8900

                                       First Union National Bank                       56,581.720             21.53%
                                       FBO Philadelphia Marine Trade Association
                                       Pension Plan #1541050387
                                       1525 West WT Harris Blvd. CMG 1151
                                       Charlotte, NC 28262-8522

                                       Plumbers Local Union 690                        36,535.120             13.90%
                                       Industry Funds Employee's Pen Plan
                                       2791 Southampton Road
                                       Philadelphia, PA 19154-1296

                                       Richard Bland College                           33,930.730             12.91%
                                       Foundation Fund
                                       11301 Johnson Road
                                       Petersburg, VA 23805-7100

The Global Fixed Income Portfolio      Public School Retirement System of the City  7,665,114.760             32.94%
                                       of St. Louis
                                       One Mercantile Center
                                       Suite 2607
                                       St. Louis, MO 63101

                                       Dartmouth Hitchcock Master                   2,343,263.660             10.07%
                                       Investment Program of Pooled
                                       Investment Accounts
                                       Attn: S. G. Shaw - B3L5 PHY SERV
                                       1 Medical Center Drive
                                       Lebanon, NH 03756-0002

                                       New Hampshire Charitable Foundation          1,269,005.330              5.45%
                                       37 Pleasant Street
                                       Concord, NH 03301-4005

Portfolio                              Name and Address of Account                   Share Amount        Percentage
The International Fixed Income         Brockton Retirement Board                    1,300,906.820             44.84%
Portfolio                              15 Christy's Drive
                                       Brocton, MA  02301-1813

                                       Comerica Bank Trustee                        1,061,577.070             36.59%
                                       Oakwood Pension Plan
                                       P.O. Box 75000 M/C #3446
                                       Detroit, MI 48275-0001

                                       Bank One Trust Co. NA Trustee                  303,439.400             10.46%
                                       Staff Employees Profit Sharing
                                       Trust of Carhartt, Inc.
                                       3 Parklane Boulevard
                                       P.O. Box 600
                                       Dearborn, MI 48121-0600

                                       Strafe and Co.                                 213,375.020              7.35%
                                       FBO Mercy Hospital Retirement
                                       A/C 4400213505
                                       Westerville, OH 43086-0160

The Labor Select International         Maritime Association ILA                     2,396,734.120             21.32%
Equity Portfolio                       Pension Fund
                                       11550 Fuqua St Ste 425
                                       Houston, TX 77034-4597

                                       Carpenters' Pension Fund of                  1,043,885.380              9.28%
                                       Western Pennsylvania
                                       495 Mansfield Avenue
                                       Pittsburgh, PA 15205-4376

                                       IUE CWA Pension Fund                           914.744.760              8.15%
                                       1460 Broad Street
                                       Bloomfield, NJ 07003-3014

                                       Local 25 S.E.I.U. & Participating Employers    840,725.990              7.47%
                                       Pension Trust
                                       111 E Wacker Drive #2500
                                       Chicago, IL 60601-3713

                                       Wachovia Bank                                  813,835.200              7.24%
                                       FBO Dairy Industry Union
                                       A/C 1541005766
                                       1525 West Wt. Harris Blvd
                                       Charlotte, NJ 28288-1151

Portfolio                              Name and Address of Account                   Share Amount        Percentage
                                       Inlandboatmen's Union of the                   741,591.250              6.59%
                                       Pacific National Pension Plan
                                       1220 SW Morrison Street, Suite 300
                                       Portland, OR 97205-2222

The Labor Select International         Twin City Floor Covering Industry              732,584.100              6.51%
Equity Portfolio                       Zenith Administrators
                                       7645 Metro Boulevard
                                       Minneapolis, MN 55439-3049

                                       IBEW Local 117 Pension Fund                    591,492.310              5.26%
                                       c/o TIC International Corporation
                                       6525 Centurion Dr.
                                       Lansing, MI 48917-9275

Delaware REIT Fund A                   Charles Schwab & Co, Inc.                    2,217,923.780             16.95%
                                       Spec Custody Acct for the Excl
                                       Bnft of Custs Attn Mut Fds
                                       101 Montgomery Street
                                       San Francisco, CA 94104-4122

The High-Yield Bond Portfolio          Mac & Co LCWF 0780282                          671,958.690             99.99%
                                       Mutual Funds Operations
                                       P.O. Box 3198
                                       Pittsburgh, PA 15230-3198

The Emerging Markets Portfolio         Northern Trust                               8,623,937.870             52.69%
                                       FBO ILT 14
                                       Attn: Christine Farrell
                                       50 S La Salle Street
                                       Chicago, IL 60675-0001

                                       Master Trust Between Pfizer Inc. and         2,083,580.180             12.73%
                                       The Northern Trust Co.
                                       235 E 42nd Street
                                       New York, NY 10017-5703

                                       Conagra Master Pension Trust                 1,872,580.180             11.44%
                                       One Conagra Drive
                                       Omaha, NE 68102-5003

                                       Burlington Northern Santa Fe                 1,144,225,360              6.99%
                                       Retirement Plan
                                       Attn: Elaine Davis
                                       2500 Lou Menk Drive
                                       Fort Worth, TX 76131-2828

Portfolio                              Name and Address of Account                   Share Amount        Percentage
                                       Municipal Fire and Police                    1,096,360.160              6.69%
                                       Retirement System of Iowa
                                       2836 104th Street
                                       Des Moines, IA 50322-3813

The Small-Cap Growth Equity Portfolio  Eastern Band of Cherokee Indians               657,739.120             14.17%
                                       Endowment Account
                                       P.O. Box 455
                                       Cherokee, NC 28719-0455

The Small-Cap Growth Equity Portfolio  First Union Portfolio Strategies               562,378.810             12.11%
                                       Omnibus
                                       1525 West WT Harris Boulevard
                                       Charlotte, NC 28262-8522

                                       Wells Fargo Bank Minnesota N.A.                450,292.440              9.70%
                                       FBO Hazelden Investment
                                       Mutual Fund A/C #12587305
                                       P.O. Box 1533
                                       Minneapolis, MN 55480-1533

                                       Winter Park Health Foundation, Inc.            448,976.450              9.67%
                                       1870 Aloma Avenue Suite 200
                                       Winter Park, FL 32789-4050

                                       Eastern Band of Cherokee Indians               336,874.570              7.25%
                                       Foundation Account
                                       P.O. Box 455
                                       Cherokee, NC 28719-0455

                                       Strafe and Co.                                 295,465.840              6.36%
                                       FBO TD Williamson
                                       Delaware BIN# 7000527701
                                       P.O. Box 160
                                       Westerville, OH 43086-0160

                                       La Crosse and Company                          270,881.780              5.83%
                                       311 Main Street
                                       La Crosse, WI 54601-3251

                                       Wells Fargo Bank MN NA TTEE                    262,697.020              5.65%
                                       North Country Gen Fd (13363010)
                                       P.O. Box 1533
                                       Minneapolis, MN 55480-1533

                                       Dewitt Wallace                                 240,650.070              5.18%
                                       Readers Digest Fund
                                       2 Park Avenue, Floor 23
                                       New York, NY 10016-9301

Portfolio                              Name and Address of Account                   Share Amount        Percentage
The Small-Cap Value Equity Portfolio   Lincoln National Life Insurance Company        277,348.210             99.99%
                                       1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3506

The Focused Value Portfolio            Lincoln National Life Insurance Company        269,715.360             99.99%
                                       1300 S Clinton Street
                                       Fort Wayne, IN 46802-3518

The International Small-Cap Portfolio  Lincoln National Life Insurance Company        423,376.260             99.99%
                                       1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3518

The International Large-Cap Equity     Lincoln National Life Insurance Company        388,519.520             99.99%
Portfolio                              1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3518

The All-Cap Growth Equity Portfolio    Operating Engineers Local 37                   809,539.790             35.47%
                                       Pension Fund
                                       5901 Harford Rd., Suite C
                                       Baltimore, MD 21214-1846

                                       Bost & Co A/C UFCF9287002                      795,798.570             34.87%
                                       Mutual Funds Operations
                                       P.O. Box  3198
                                       Pittsburgh, PA 15230-3198

                                       Operating Engineers Local 37                   382,584.920             16.76%
                                       Severance and Annuity Fund
                                       5901 Harford Road., Suite C
                                       Baltimore, MD 21214-1846

                                       Lincoln National Life Insurance Company        294,117.650             12.88%
                                       1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3518

The Large-Cap Growth Equity Portfolio  Lincoln National Life Insurance Company        237,040.010             99.99%
                                       1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3518

The International Equity Portfolio     Delaware Management Trust Co. - DIA                825.530             99.99%
Class R                                Attn: Joe Hastings
                                       2005 Market Street, Floor 9
                                       Philadelphia, PA 19103-7042

Portfolio                              Name and Address of Account                   Share Amount        Percentage
The Global Equity Portfolio            Lincoln National Life Insurance Company        410,099.050             99.99%
                                       1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3518

Delaware REIT Fund B Class             MLPF &S For the sole                           536,298.180             13.17%
                                       Benefit of its Customers
                                       Attn: Fund Administration-SEC#97SR7
                                       4800 Deer Lake Drive E, 2nd Floor
                                       Jacksonville, FL 32246-6484

Delaware REIT Fund C Class             MLPF &S for the sole                           335,355.170             11.06%
                                       Benefit of its Customers
                                       Attn: Fund Administrator - SEC #97SR9
                                       4800 Deer Lake Dr. E, 2nd Floor
                                       Jacksonville, FL  32246-6484

Delaware REIT Fund Institutional       Charles Schwab & Co, Inc.                      539,153.370             55.65%
Class                                  Spec Custody Acct for the Excl
                                       Bnft of Custs Attn Mut Fds
                                       101 Montgomery Street
                                       San Francisco, CA 94104-4122

                                       RS DMC Employee Profit Sharing Plan            142,393.040             14.69%
                                       Delaware Management Company
                                       Employee Profit Sharing Trust
                                       c/o Rick Seidel
                                       1818 Market Street
                                       Philadelphia, PA 19103

                                       NFSC FEBO #HDM-868515                           82,770.640              8.54%
                                       St. Luke's Health Care Foundation
                                       P.O. Box 3026
                                       1026 A Ave. NE
                                       Cedar Rapids, IA 52402-5036

The Real Estate Investment Trust       Lincoln National Life Insurance Company        969,642.050             69.48%
Portfolio                              1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3518

                                       American States Insurance Company              425,797.400             30.51%
                                       c/o Safeco Asset Management Company
                                       Attn:  Angela Ruley
                                       601 Union Street STE 2500
                                       Seattle, WA 98101-4074

Portfolio                              Name and Address of Account                   Share Amount        Percentage
The Real Estate Investment Trust       Saxon and Co.                                  340,253.750             18.45%
Portfolio II                           DBO 20 35-002-3403902
                                       P.O. Box 7780-1888
                                       Philadelphia, PA 19182-0001

                                       McKinsey Master Retirement Trust               331,032.310             12.42%
                                       McKinsey & Co., Inc.
                                       c/o Alex Cabe
                                       114 W. 47th St, 20 Fl
                                       New York, NJ 10036-1525

                                       Key Bank NA                                    229,084.310              8.56%
                                       TTEE DBO Elkhart General Hospital
                                       A/C 2020220-1235855
                                       P.O. Box 94871
                                       Cleveland, OH 44101-4871

                                       Key Bank NA                                    157,957.400              8.34%
                                       TTEE DBO Elkhart General Hospital
                                       A/C 2020220-1235855
                                       P.O. Box 94871
                                       Cleveland, OH 44101-4871

                                       Lincoln National Life Insurance Co.            153,917.170              8.34%
                                       1300 Clinton Street
                                       Fort Wayne, IN 46802-3518

                                       Key Bank NA                                    128,090.860              6.94%
                                       TTEE ASM International
                                       P.O. Box 94871
                                       Cleveland, OH 44101-4871

                                       The Ball Foundation                            125,735.430              6.81%
                                       800 Roosevelt Rd., Building. E,
                                       Suite 200
                                       Glen Ellyn, IL 60137-5839

                                       North Central College                          115,879.660              6.28%
                                       30 N. Brainard Street
                                       Naperville, IL 60540-4690

The Core Fixed Income Portfolio        Lincoln National Life Insurance Company        317,458.070             99.99%
                                       1300 S. Clinton Street
                                       Fort Wayne, IN 46802-3506

         DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Delaware International Advisers Ltd., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of Pooled Trust hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of Pooled Trust are noted below along with their birth dates and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.

                                                                                                   Number of
                                                                                                 Portfolios in
                                Position(s) Held                                                 Fund Complex           Other
Name, Address and Birth           with Delaware     Length of Time    Principal Occupation(s)     Overseen by       Directorships
Birthdate                        Pooled Trust          Served          During Past 5 Years         Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees

David K. Downes2                President, Chief      10 Years -     Mr. Downes has served in         107         Director/President
2005 Market Street                  Executive         Executive          various executive                            - Lincoln
Philadelphia, PA 19103-7094      Officer, Chief        Officer        capacities at different                          National
                                    Financial                            times at Delaware                           Convertible
January 8, 1940                    Officer and        4 Years -            Investments1                            Securities Fund,
                                     Trustee           Trustee                                                           Inc.

                                                                                                                  Director/President
                                                                                                                      - Lincoln
                                                                                                                   National Income
                                                                                                                      Fund, Inc.

Independent Trustees

Walter P. Babich                     Trustee           15 Years      Board Chairman - Citadel         107                None
2005 Market Street                                                      Constructors, Inc.
Philadelphia, PA 19103-7094                                              (1989 - Present)

October 1, 1927

John H. Durham                       Trustee           24 Years/3/      Private Investor              107             Trustee -
2005 Market Street                                                                                                Abington Memorial
Philadelphia, PA 19103-7094                                                                                            Hospital
                                                                                                                      Foundation
August 7, 1937
                                                                                                                  President/Director
                                                                                                                       - 22 WR
                                                                                                                     Corporation

John A. Fry                          Trustee            2 Years       President - Franklin &          894             Director -
2005 Market Street                                                       Marshall College                         Sovereign Bancorp
Philadelphia, PA 19103-7094                                            (June 2002 - Present)
                                                                                                                      Director -
May 28, 1960                                                        Executive Vice President -                      Sovereign Bank
                                                                    University of Pennsylvania
                                                                     (April 1995 - June 2002)

                                                                                                   Number of
                                                                                                 Portfolios in
                                Position(s) Held                                                 Fund Complex           Other
                                  with Delaware     Length of Time    Principal Occupation(s)     Overseen by       Directorships
Name, Address and Birthdate       Pooled Trust          Served          During Past 5 Years         Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)

Anthony D. Knerr                     Trustee           13 Years     Founder/Managing Director -       107                None
2005 Market Street                                                  Anthony Knerr & Associates
Philadelphia, PA 19103-7094                                           (Strategic Consulting)
                                                                         (1990 - Present)
December 7, 1938

Ann R. Leven                         Trustee           14 Years       Treasurer/Chief Fiscal          107             Director -
2005 Market Street                                                  Officer - National Gallery                         Recoton
Philadelphia, PA 19103-7094                                                   of Art                                 Corporation
                                                                           (1994 - 1999)
November 1, 1940                                                                                                      Director -
                                                                                                                    Systemax Inc.

                                                                                                                   Director - Andy
                                                                                                                  Warhol Foundation

Thomas F. Madison                    Trustee           9 Years       President/Chief Executive        107             Director -
2005 Market Street                                                 Officer - MLM Partners, Inc.                        Valmont
Philadelphia, PA 19103-7094                                          (Small Business Investing                     Industries Inc.
                                                                          and Consulting)
February 25, 1936                                                    (January 1993 - Present)                       Director - ACI
                                                                                                                  Telecentrics Inc.

                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                     Corporation

Janet L. Yeomans                     Trustee           4 Years      Vice President/Treasurer -        107                None
2005 Market Street                                                        3M Corporation
Philadelphia, PA 19103-7094                                            (July 1995 - Present)

July 31, 1948                                                      Ms. Yeomans has held various
                                                                    management positions at 3M
                                                                      Corporation since 1983.

                                                                                                   Number of
                                                                                                 Portfolios in
                                Position(s) Held                                                 Fund Complex           Other
Name, Address and                 with Delaware     Length of Time    Principal Occupation(s)    Overseen by       Directorships
Birthdate                         Pooled Trust          Served          During Past 5 Years         Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Officers

Jude T. Driscoll5                Chief Executive       2 Years     Executive Vice President and       107                None
2005 Market Street                 Officer and                        Head of Fixed-Income -
Philadelphia, PA 19103-7094         President                           Delaware Investment
                                                                       Advisers, a series of
March 10, 1963                                                     Delaware Management Business
                                                                               Trust
                                                                      (August 2000 - Present)

                                                                     Senior Vice President and
                                                                     Director of Fixed-Income
                                                                     Process - Conseco Capital
                                                                            Management
                                                                     (June 1998 - August 2000)

                                                                        Managing Director -
                                                                    NationsBanc Capital Markets
                                                                    (February 1996 - June 1998)

Richelle S. Maestro                Senior Vice         4 Years       Ms. Maestro has served in        107                None
2005 Market Street                 President,                      various executive capacities
Philadelphia, PA 19103-7094      General Counsel                       at different times at
                                  and Secretary                        Delaware Investments
November 26, 1957

Michael P. Bishof                  Senior Vice         7 Years       Mr. Bishof has served in         107                None
2005 Market Street                President and                    various executive capacities
Philadelphia, PA 19103-7094         Treasurer                          at different times at
                                                                       Delaware Investments
August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------

         1 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including Delaware Pooled Trust's manager, principal underwriter and its transfer agent.
         2 Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of Delaware Pooled Trust's manager, distributor, accounting service provider and transfer agent.
         3        Mr. Durham served as a Director Emeritus from 1995 through
                  1998.

         Following is additional information regarding investment professionals affiliated with the Portfolios.

Name, Address                       Position(s) Held with         Length of                   Principal Occupation(s)
And Birthdate                            Pooled Trust            Time Served                    During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Robert Akester                     Senior Portfolio Manager        5 Years        Mr. Akester has served in various capacities at
3rd Floor                                                                            different times at Delaware International
80 Cheapside
London, England
EC2V 6EE

April 25, 1948

Damon J. Andres                       Vice President and           8 Years         Mr. Andres has served in various capacities at
2005 Market Street                    Portfolio Manager                               different times at Delaware Investments
Philadelphia, PA 19103

October 24, 1969

Robert L. Arnold                  Senior Vice President and       10 Years       Mr. Arnold has served in various capacities at
2005 Market Street                 Senior Portfolio Manager                           different times at Delaware Investments
Philadelphia, PA 19103

January 10, 1964

Fiona A. Barwick                   Senior Portfolio Manager        9 Years        Ms. Barwick has served in various capacities at
3rd Floor                                                                            different times at Delaware International
80 Cheapside
London, England
EC2V 6EE

June 26, 1968

Marshall T. Bassett               Senior Vice President and        5 Years        Mr. Bassett has served in various capacities at
2005 Market Street                    Portfolio Manager                               different times at Delaware Investments
Philadelphia, PA 19103

February 8, 1954

Joanna Bates                       Senior Portfolio Manager        5 Years         Ms. Bates has served in various capacities at
3rd Floor                                                                            different times at Delaware International
80 Cheapside
London, England
EC2V 6EE

March 14, 1960

Name, Address                       Position(s) Held with         Length of                   Principal Occupation(s)
And Birthdate                            Pooled Trust            Time Served                    During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck               Vice President and Senior        5 Years          Mr. Beck has served in various capacities at
2005 Market Street                    Portfolio Manager                               different times at Delaware Investments
Philadelphia, PA 19103

December 5, 1957

Nigel Bliss                           Portfolio Manager            7 Years          Mr. Bliss has served in various capacities at
3rd Floor                                                                            different times at Delaware International
80 Cheapside
London, England
EC2V 6EE

July 15, 1971

Stephen R. Cianci                 Vice President and Senior       10 Years          Mr. Cianci has served in various capacities at
2005 Market Street                    Portfolio Manager                               different times at Delaware Investments
Philadelphia, PA 19103

May 12, 1969

Timothy G. Connors                Senior Vice President and        5 Years          Mr. Connors has served in various capacities at
2005 Market Street                  Director of Research -                            different times at Delaware Investments
Philadelphia, PA 19103                   Fundamental

October 7, 1953

George E. Deming                  Senior Vice President and       24 Years          Mr. Deming has served in various capacities at
2005 Market Street                 Senior Portfolio Manager                           different times at Delaware Investments
Philadelphia, PA 19103

November 19, 1941

Elizabeth A. Desmond                   Director, Senior           11 Years          Ms. Desmond has served in various capacities at
3rd Floor                           Portfolio Manager and                            different times at Delaware International
80 Cheapside                      Regional Research Director
London, England
EC2V 6EE

November 28, 1961

Name, Address                       Position(s) Held with      Length of Time       Principal Occupation(s) During Past 5 Years
And Birthdate                           Pooled Trust               Served
------------------------------------------------------------------------------------------------------------------------------------
J. Paul Dokas                       Senior Vice President          5 Years         Mr. Dokas has served in various capacities at
2005 Market Street                and Director of Research                            different times at Delaware Investments
Philadelphia, PA 19103                 - Quantitative

October 17, 1959

Gerald S. Frey                      Managing Director and          6 Years          Mr. Frey has served in various capacities at
2005 Market Street                Chief Investment Officer                            different times at Delaware Investments
Philadelphia, PA 19103               - Growth Investing

February 7, 1946

Clive A. Gillmore                 Deputy Managing Director        12 Years         Mr. Gillmore has served in various capacities
80 Cheapside                        and Senior Portfolio                            at different times at Delaware International
London, England                            Manager
EC2V 6EE

January 14, 1960

Paul Grillo                          Vice President and           10 Years         Mr. Grillo has served in various capacities at
2005 Market Street                Senior Portfolio Manager                            different times at Delaware Investments
Philadelphia, PA 19103

May 16, 1959

John A Heffern                      Senior Vice President          5 Years        Mr. Heffern has served in various capacities at
2005 Market Street                  and Portfolio Manager                             different times at Delaware Investments
Philadelphia, PA 19103

October 20, 1961

Francis J. Houghton, Jr.             Vice President and            2 Years         Vice President and Senior Portfolio Manager of
2005 Market Street                Senior Portfolio Manager                           Delaware Investment Advisers, a series of
Philadelphia, PA 19103                                                               Delaware Management Business Trust (2000 -
                                                                                                      Present)
February 22, 1935
                                                                                      President and Director of Lynch & Mayer
                                                                                                   (1990 - 2000)

John Kirk                            Director and Senior           4 Years            Director and Senior Portfolio Manager of
80 Cheapside                          Portfolio Manager                                        Delaware International
London, England                                                                                   (1998 - Present)
EC2V 6EE
                                                                                     Joint Head of Fixed Income - Royal Bank of
June 18, 1958                                                                                          Canada
                                                                                                   (1996 - 1998)

Name, Address                       Position(s) Held with      Length of Time
And Birthdate                           Pooled Trust               Served           Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Ormala Krishnan                   Senior Portfolio Manager         2 Years              Senior Portfolio Manager - Delaware
80 Cheapside                                                                                       International
London, England                                                                                   (2002 - Present)
EC2V 6EE
                                                                                     Portfolio Manager - Delaware International
September 3, 1969                                                                                 (1997 - Present)

                                                                                       Investment Consultant - William Mercer
                                                                                                   (1999 - 2000)

                                                                                    Fund Manager - Development Bank of Singapore
                                                                                                       (1998)

Emma R.E. Lewis                   Senior Portfolio Manager         7 Years         Ms. Lewis has served in various capacities at
80 Cheapside                                                                         different times at Delaware International
London, England
EC2V 6EE

January 23, 1969

Nigel G. May                          Director, Senior            11 Years          Mr. May has served in various capacities at
80 Cheapside                        Portfolio Manager and                            different times at Delaware International
London, England                       Regional Research
EC2V 6EE                                  Director

September 23, 1962

Christopher A. Moth                   Director, Senior            10 Years          Mr. Moth has served in various capacities at
80 Cheapside                        Portfolio Manager and                            different times at Delaware International
London, England                   Chief Investment Officer
EC2V 6EE

October 17, 1967

Timothy L. Rabe                     Senior Vice President          2 Years            Vice President and Portfolio Manager of
2005 Market Street                  and Portfolio Manager                            Delaware Investment Advisers, a series of
Philadelphia, PA 19103                                                               Delaware Management Business Trust (2000 -
                                                                                                      Present)
September 18, 1970

Name, Address                       Position(s) Held with      Length of Time       Principal Occupation(s) During Past 5 Years
And Birthdate                           Pooled Trust               Served
------------------------------------------------------------------------------------------------------------------------------------
Upender V. Rao                      Senior Vice President          2 Years           Senior Vice President and Senior Portfolio
2005 Market Street                  and Senior Portfolio                             Manager of Delaware Investment Advisers, a
Philadelphia, PA 19103                     Manager                                  series of Delaware Management Business Trust
                                                                                                  (2000 - Present)
August 3, 1965

David G. Tilles                   Managing Director, Chief        12 Years         Mr. Tilles has served in various capacities at
80 Cheapside                        Executive Officer and                            different times at Delaware International
London, England                   Chief Investment Officer
EC2V 6EE

February 17, 1952

Thomas J. Trotman                    Vice President and            7 Years        Mr. Trotman has served in various capacities at
2005 Market Street                    Portfolio Manager                               different times at Delaware Investments
Philadelphia, PA 19103

April 19, 1951

         The following table shows each Trustee's ownership of shares of each Portfolio of Pooled Trust and of all Delaware Investments funds as of December 31, 2002.

                                                  Aggregate Dollar Range of
                      Dollar Range of        Equity Securities in All Registered
                     Equity Securities   Investment Companies Overseen by Trustee in
Name of Trustee         in the Fund             Family of Investment Companies
------------------------------------------------------------------------------------
David K. Downes            None                          Over $100,000

Walter A. Babich    Delaware REIT Fund                   Over $100,000
                       Over $100,000

John H. Durham             None                          Over $100,000

John A. Fry                None                          None

Anthony D. Knerr           None                          $10,001 - $50,000

Ann R. Leven               None                          Over $100,000

Thomas F. Madison   Delaware REIT Fund                   $10,001 - $50,000
                       $1 - $10,000

Janet L. Yeomans           None                          None

         With respect to Pooled Trust, the following is a compensation table listing for each Trustee entitled to receive compensation, the aggregate compensation received from Pooled Trust and the total compensation received from all Delaware Investments funds for the fiscal year ended October 31, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/Directors as of October 31, 2002. Only the independent Trustees of Pooled Trust receive compensation from Pooled Trust.

                                                              Pension or                                          Total
                                                              Retirement                 Estimated            Compensation
                                                               Benefits                   Annual                  from
                                    Aggregate                  Accrued                   Benefits               Delaware
                                  Compensation                as Part of                   Upon                Investment
      Name                      from Pooled Trust         Portfolio Expenses           Retirement(1)          Companies(2)
--------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                $           6,829                None                  $      55,000          $     91,327
John H. Durham                  $           5,888                None                  $      55,000          $     80,994
John A. Fry                     $           5,888                None                  $      44,362          $     65,316
Anthony D. Knerr                $           5,934                None                  $      55,000          $     81,494
Ann R. Leven                    $           6,620                None                  $      55,000          $     88,994
Thomas F. Madison               $           6,345                None                  $      55,000          $     85,994
Janet L. Yeomans                $           6,345                None                  $      55,000          $     85,994

(1) Under the terms of the Delaware Investment Retirement Plan for Trustees/Directors, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee/director for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of the periods noted above for Pooled Trust, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as trustee/director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent Trustee receives a total annual retainer fee of $55,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry receives a total annual retainer fee of $44,362 for serving as a Trustee/Director for 24 investment companies in the Delaware Investments family, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional annual compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson, who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000 from all investment companies.

The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during Pooled Trust's last fiscal year.

         Nominating Committee: This committee recommends board members, fills vacancies and considers the qualifications of board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held two meetings during Pooled Trust's last fiscal year.

GENERAL INFORMATION

         Delaware furnishes investment management services to The Large-Cap Value Equity, The Large-Cap Growth Equity, The Focused Value, The Mid-Cap Growth Equity, The Small-Cap Value Equity, The Small-Cap Growth Equity, The Real Estate Investment Trust, The All-Cap Growth Equity, The Intermediate Fixed Income, The Core Fixed Income, The High-Yield Bond and The Core Plus Fixed Income Portfolios and also serves as sub-advisor to The Global Equity Portfolio. Delaware International furnishes similar services to The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The International Small-Cap, The International Large-Cap Equity, The Global Fixed Income and The International Fixed Income Portfolios. Delaware and Delaware International also provide investment management services to certain of the other funds in the Delaware Investments family. While investment decisions of the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolios.

         Pooled Trust's Board of Trustees is responsible for overseeing the performance of each Portfolio's investment adviser and determining whether to approve and/or renew each Portfolio's investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         The nature, extent and quality of the services provided by the investment adviser.

         The investment performance of the fund's assets managed by the investment adviser.

         The fair market value of the services provided by the investment adviser.

         Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

         The extent to which the investment adviser has realized or will realize economies of scale as the fund grows.

         Other benefits accruing to the investment adviser or its affiliates from its relationship with the fund.

         The investment adviser's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

         In reviewing the investment management agreements for each Portfolio, the Board of Trustees considered the Portfolio's performance relative to its peers and benchmark, the investment process and controls used in managing the Portfolio, the Portfolio's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Portfolio and quality of other services provided to the Portfolio in addition to investment advice.

         The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the former Chairman and Chief Executive Officer, Charles E. Haldeman, and felt that management had been responsive to the concerns expressed by the Board during the previous year. Although the long term performance of most of the Portfolios was not yet at the level the Board expected, the Board found that short term performance was improving, and concluded that a long term period was necessary to generate meaningful performance data. The Board was pleased with staffing upgrades and additions that had occurred within the Portfolios' investment adviser(s) during the past year, the emphasis on research, and the compensation system that had been implemented for investment advisory personnel. The Board found the Portfolios' fees to be in line with fees charged to comparable funds in the industry and noted, where relevant, that the investment adviser had implemented fee waivers to reduce the fees of certain Portfolios.

         The Board also reviewed the quality of services performed by the investment adviser's affiliates on behalf of each Portfolio, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment adviser's affiliate for the quality of service it provided to Portfolio investors.

         Delaware or Delaware International also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See "DELAWARE GROUP PREMIUM FUND" in "APPENDIX B."

         The Delaware Investments Family of Funds, Delaware Management Company, Delaware International Advisers Ltd., Lincoln Investment Management, Inc. and Delaware Distributors, L.P., in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for each Portfolio and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from Delaware REIT Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                               Delaware REIT Fund
                                 Class A Shares
           ------------------------------------------------------------
                            Total
           Fiscal         Amount of        Amounts             Net
           Year         Underwriting      Reallowed        Commission
           Ended         Commissions      to Dealers     to Distributor
           --------     ------------     ------------    --------------
           10/31/02     $  1,148,648     $  1,019,112    $      129,536
           10/31/01     $    373,945     $    323,067    $       50,878
           10/31/00     $    120,833     $    102,729    $       18,104

CDSC Payments
         For the fiscal year ended October 31, 2002, the Distributor received aggregate CDSC payments in the amounts of $334, $152,691 and $18,644 with respect to Delaware REIT Fund Class A, B and C Shares, respectively.

         The Transfer Agent, an affiliate of Delaware and Delaware International, acts as shareholder servicing, dividend disbursing and transfer agent for the Portfolios and for the other mutual funds in the Delaware Investments family. The Transfer Agent's compensation for providing services to the Portfolios of Pooled Trust (other than The Real Estate Investment Trust Portfolio effective October 14, 1997) is 0.01% of average daily net assets per Portfolio annually. The Transfer Agent will bill, and Pooled Trust will pay, such compensation monthly allocated among the current Portfolios (other than The Real Estate Investment Trust Portfolio) based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period. The Transfer Agent is paid a fee by The Real Estate Investment Trust Portfolio for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Portfolios. Those services include performing all functions related to calculating each Portfolio's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to the Portfolio, including the Portfolios, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Small-Cap Growth Equity Portfolio, The Focused Value Portfolio and The International Small-Cap Portfolio reserves the right to operate in a "master-feeder" structure, that is, to invest its assets in another mutual fund with the same investment objective and substantially similar investment policies as those of the respective Portfolio. Each Portfolio has no present intention to operate in a master-feeder structure; however, should the Board of Trustees approve the implementation of a master-feeder structure for a Portfolio, shareholders will be notified prior to the implementation of the new structure.

         Lincoln National Life Insurance Company ("LNLIC") made an investment in each of The Global Equity Portfolio, The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Core Fixed Income Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Value Equity Portfolio, The Focused Value Portfolio, The International Small-Cap Portfolio, The International Large-Cap Equity Portfolio, The All-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio and, and The Core Plus Fixed Income Portfolio, which could result in LNLIC owning approximately 100% of the outstanding shares of the respective Portfolios. Subject to certain limited exceptions, there are no limitations on LNLIC's ability to redeem its shares of any Portfolio and it may elect to do so at any time.

Custody Arrangements
         The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for each Portfolio except The Core Plus Fixed Income Portfolio. Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258, serves as custodian for The Core Plus Fixed Income Portfolio. As custodian, Chase and Mellon each maintains a separate account or accounts for a Portfolio; receives, holds and releases portfolio securities on account of a Portfolio; receives and disburses money on behalf of a Portfolio; and collects and receives income and other payments and distributions on account of a Portfolio's portfolio securities.

         With respect to foreign securities, Chase and Mellon each makes arrangements with subcustodians who were approved by the trustees of Pooled Trust in accordance with Rule 17f-5 of the 1940 Act. In the selection of foreign subcustodians, the trustees consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Portfolios, and the reputation of the institutions in the particular country or region.

Capitalization
         Pooled Trust has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate portfolios.

         While all shares have equal voting rights on matters affecting Pooled Trust, each Portfolio would vote separately on any matter which affects only that Portfolio. Shares of each Portfolio have a priority in that Portfolios' assets, and in gains on and income from the portfolio of that Portfolio. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Each class of The Real Estate Investment Trust Portfolio represents a proportionate interest in the assets of the Portfolio, and each has the same voting and other rights and preferences as the other classes of the Portfolio, except that shares of the Institutional Class and The Real Estate Investment Trust Portfolio Class may not vote on any matter that affects the Portfolio's Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Portfolio under the Rule 12b-1 Plan relating to Class A Shares. General Expenses of the Portfolio will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes.

         Each class of The International Equity Portfolio represents a proportionate interest in the assets of the Portfolio, and each has the same voting and other rights and preferences as the other class of the Portfolio, except that shares of The International Equity Portfolio Class may not vote on any matter that affects the Portfolio's Distribution Plans under Rule 12b-1. General Expenses of the Portfolio will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Class P 12b-1 Plan will be allocated solely to that class.

         Effective December 24, 1997, the name of The Fixed Income Portfolio was changed to The Intermediate Fixed Income Portfolio and the name of The Defensive Equity Portfolio was changed to The Large-Cap Value Equity Portfolio. Effective October 7, 1998, the name of The Aggressive Growth Portfolio was changed to The Mid-Cap Growth Equity Portfolio. Effective December 14, 2001, the name of The Select Equity Portfolio was changed to The Focused Value Portfolio.

Noncumulative Voting
         Portfolio shares of Pooled Trust have noncumulative voting rights which means that the holders of more than 50% of the shares of Pooled Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

EURO
         On January 1, 1999, the European Economic and Monetary Union implemented a new currency unit, the Euro, for eleven participating European countries. The countries that initially converted or tied their currencies to the Euro are Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Each participating country is currently phasing in use of the Euro for major financial transactions. In addition, each participating country will begin using the Euro for currency transactions beginning July 1, 2002. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Euros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank. The transition to the Euro is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world.

         Although it is not possible to predict the impact of the Euro implementation plan on the Portfolios, the transition to the Euro presents unique uncertainties, including: (i) the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (ii) the establishment and maintenance of exchange rates for currencies being converted into the Euro; (iii) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; (iv) whether the interest rates, tax and labor regimes of European countries participating in the Euro will converge over time; and (iv) whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the Euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the Euro or on the computer systems used by the Portfolios' service providers to process the Portfolios' transactions.

         Further, the process of implementing the Euro may adversely affect financial markets outside of Europe and may result in changes in the relative strength and value of the U.S. dollar or other major currencies. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

         These or other factors could cause market disruptions, and could adversely affect the value of securities held by the Portfolios. Because of the number of countries using this single currency, a significant portion of the assets of a Portfolio may be denominated in the Euro.

         This Statement of Additional Information does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

PERFORMANCE INFORMATION

         From time to time, Pooled Trust may state each Portfolio's total return and each Portfolio Class' total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Portfolio's or the Portfolio Class' average annual total rate of return over the most recent one-, five-, and ten-year periods or life-of-portfolio, as relevant. Pooled Trust may also advertise aggregate and average total return information of each Portfolio and Portfolio Class over additional periods of time.

         Average annual total rate of return for each Portfolio and Portfolio Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                 P(1 + T)/n/ = ERV

                  Where:   P = a hypothetical initial purchase order of $1,000,
                               after deduction of the maximum front-end sales charge in the case of Delaware REIT Fund A Class of The Real Estate Investment Trust Portfolio;

                           T = average annual total return;

                           n = number of years;

                         ERV = redeemable value of the hypothetical $1,000
                               purchase at the end of the period, after deduction of the applicable CDSC, if any, in the case of Delaware REIT Fund B Class and Delaware REIT Fund C Class of The Real Estate Investment Trust Portfolio.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all distributions are reinvested at net asset value.

         The performance, as shown below, is the average annual total return quotations for the Portfolios operating for at least one year as of October 31, 2002. Securities prices fluctuated during the period covered and the past results should not be considered as representative of future performance.

Average Annual Total Return(1)

                                                                    1 year ended      5 years ended      Life of Fund
                                                                      10/31/02           10/31/02
---------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio
(Inception 2/3/92)
   before taxes                                                            -8.05%              1.64%            10.76%
   after taxes on distributions                                            -8.69%             -0.83%             7.95%
   after taxes on distributions and sale of Portfolio shares               -4.90%              0.73%             7.95%

The International Equity Portfolio
(Inception 2/4/92)
   before taxes                                                            -4.02%              1.18%             7.73%
   after taxes on distributions                                            -4.68%             -0.57%             6.13%
   after taxes on distributions and sale of Portfolio shares               -2.24%              0.69%             5.98%
The Mid-Cap Growth Equity Portfolio
(Inception 2/27/92)
   before taxes                                                           -11.23%              3.76%             9.09%
   after taxes on distributions                                           -11.23%             -3.41%             4.37%
   after taxes on distributions and sale of Portfolio shares               -6.90%              2.67%             7.03%
The Global Fixed Income Portfolio
(Inception 11/30/92)
   before taxes                                                            15.18%              4.30%             7.93%
   after taxes on distributions                                            15.18%              3.13%             5.52%
   after taxes on distributions and sale of Portfolio shares                9.32%              2.86%             5.20%
The Labor Select International Equity Portfolio
(Inception 12/19/95)
   before taxes                                                            -2.31%              1.44%             5.77%
   after taxes on distributions                                            -3.19%             -0.12%             4.27%
   after taxes on distributions and sale of Portfolio shares               -0.97%              0.86%             4.34%
The Intermediate Fixed Income Portfolio
(Inception 3/12/96)
   before taxes                                                             3.54%              6.37%             6.48%
   after taxes on distributions                                             1.50%              3.79%             3.92%
   after taxes on distributions and sale of Portfolio shares                2.13%              3.79%             3.89%
The High-Yield Bond Portfolio
(Inception 12/2/96)
   before taxes                                                            -2.23%             -0.78%             2.15%
   after taxes on distributions                                            -6.36%             -5.38%            -2.22%
   after taxes on distributions and sale of Portfolio shares               -1.28%             -2.64%            -0.24%
The International Fixed Income Portfolio
(Inception 4/11/97)
   before taxes                                                            14.75%              2.85%             3.84%
   after taxes on distributions                                            14.75%              1.66%             2.72%
   after taxes on distributions and sale of Portfolio shares                9.06%              1.67%             2.52%
The Emerging Markets Portfolio
(Inception 4/14/97)
   before taxes                                                             7.98%             -4.02%            -5.07%
   after taxes on distributions                                             6.98%             -4.74%            -5.71%
   after taxes on distributions and sale of Portfolio shares                5.00%             -3.49%            -4.25%
The Global Equity Portfolio
(Inception 10/15/97)
   before taxes                                                            -8.21%             -0.98%            -1.86%
   after taxes on distributions                                            -8.76%             -1.87%            -2.76%
   after taxes on distributions and sale of Portfolio shares               -5.01%             -1.08%            -1.79%

                                                                    1 year ended      5 years ended      Life of Fund
                                                                      10/31/02           10/31/02
---------------------------------------------------------------------------------------------------------------------
The Real Estate Investment Trust Portfolio II
(Inception 11/4/97)
   before taxes                                                             7.16%          N/A                   5.17%
   after taxes on distributions                                             5.62%          N/A                   3.60%
   after taxes on distributions and sale of Portfolio shares                4.41%          N/A                   3.32%
The Core Fixed Income Portfolio
(Inception 12/29/97)
   before taxes                                                             3.27%          N/A                   5.64%
   after taxes on distributions                                            -1.11%          N/A                   3.52%
   after taxes on distributions and sale of Portfolio shares                1.79%          N/A                   3.45%
The Small-Cap Growth Equity Portfolio
(Inception 9/15/98)
   before taxes                                                            -9.88%          N/A                   6.95%
   after taxes on distributions                                            -9.88%          N/A                   5.96%
   after taxes on distributions and sale of Portfolio shares               -6.06%          N/A                   5.33%
The Small-Cap Value Equity Portfolio
(Inception 3/29/99)
   before taxes                                                             2.55%          N/A                   6.90%
   after taxes on distributions                                             1.25%          N/A                   5.97%
   after taxes on distributions and sale of Portfolio shares                2.55%          N/A                   5.26%
The Focused Value Portfolio
(Inception 6/29/99)
   before taxes                                                           -18.72%          N/A                 -11.01%
   after taxes on distributions                                           -18.92%          N/A                 -12.27%
   after taxes on distributions and sale of Portfolio shares              -11.46%          N/A                  -8.98%
The International Small-Cap Portfolio
(Inception 7/20/99)
   before taxes                                                           -10.55%          N/A                  -5.43%
   after taxes on distributions                                           -11.58%          N/A                  -6.82%
   after taxes on distributions and sale of Portfolio shares               -5.95%          N/A                  -4.64%
The International Large-Cap Equity Portfolio
(Inception 12/14/99)
   before taxes                                                            -7.55%          N/A                  -8.40%
   after taxes on distributions                                            -8.53%          N/A                  -8.96%
   after taxes on distributions and sale of Portfolio shares               -4.49%          N/A                  -6.81%
The All-Cap Growth Equity Portfolio
(Inception 3/3/00)
   before taxes                                                           -22.22%          N/A                 -27.95%
   after taxes on distributions                                           -22.22%          N/A                 -27.95%
   after taxes on distributions and sale of Portfolio shares              -13.64%          N/A                 -21.05%
The Large-Cap Growth Equity Portfolio
(Inception 10/31/00)
   before taxes                                                           -22.33%          N/A                 -31.76%
   after taxes on distributions                                           -22.45%          N/A                 -31.88%
   after taxes on distributions and sale of Portfolio shares              -13.68%          N/A                 -24.38%
The Core Plus Fixed Income Portfolio
(Inception June 28, 2002)
   Before taxes                                                              N/A           N/A                   3.53%
   After taxes on distributions                                              N/A           N/A                    N/A
   After taxes on distributions and sale of Portfolio shares                 N/A           N/A                    N/A

(1) Certain expenses of the Portfolios have been waived and paid by the respective investment advisor. In the absence of such waiver and payment, performance would have been affected negatively.

         The total return for Delaware REIT Fund A Class of The Real Estate Investment Trust Portfolio at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The total return for Delaware REIT Fund A Class at net asset value (NAV) does not reflect the payment of any front-end sales charge. The Limited CDSC, applicable only to certain redemptions of those shares, is not deducted from any computation of total return. The Portfolio may also present total return information for The Real Estate Investment Trust Portfolio that does not reflect the deduction of the maximum front-end sales charge with respect to Delaware REIT Fund A Class. Securities prices fluctuated during the period covered and the past results should not be considered as representative of future performance. No return information currently is provided for Class R.

Average Annual Total Return(1)                                 1 year ended   Life of Fund
The Real Estate Investment Trust Portfolio                       10/31/02
------------------------------------------------------------------------------------------
The Real Estate Investment Trust Portfolio Class(2)
(Inception 11/4/97)
   before taxes                                                    6.45%         13.31%
   after taxes on distributions                                    4.29%         10.41%
   after taxes on distributions and sale of Portfolio shares       4.66%          9.66%

(1) Certain expenses of the Portfolio have been waived and paid by the investment advisor. In the absence of such waiver and payment, performance would have been affected negatively.
(2) The Real Estate Investment Trust Portfolio Class commenced operations on November 4, 1997. Pursuant to applicable regulation, total return shown for the class prior to commencement of operations is that of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio. That original class has been redesignated Delaware REIT Fund A Class. Like The Real Estate Investment Trust Portfolio Class, the original class, prior to its redesignation, did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses.
(3)      Date of initial sale of the original class (now Delaware REIT Fund A
         Class).

Average Annual Total Return/1/                                                1 year ended     Period        Period
The Real Estate Investment Trust Portfolio                                      10/31/02     11/11/97/3/    12/6/95/4/
                                                                                              through        through
                                                                                              10/31/02      10/31/02
---------------------------------------------------------------------------------------------------------------------
Delaware REIT Fund
(Inception 11/4/97)
   Class A at offer before taxes/2/                                               0.07%          N/A            12.14%
   Class A at offer after taxes on distributions                                 -1.86%          N/A             9.34%
   Class A at offer after taxes on distributions and sale of fund shares          0.70%          N/A             8.69%

   Class A at NAV before taxes/2/                                                 6.17%          N/A            13.10%
   Institutional Class before taxes/3/                                            6.52%         5.19%             N/A
   Institutional Class after taxes on distributions                               4.36%         2.47%             N/A
   Institutional Class after taxes on distributions and sale of fund shares       4.70%         2.89%             N/A

(1) Certain expenses of the Portfolios have been waived and paid by the investment advisor. In the absence of such waiver and payment, performance would have been affected negatively.
(2) The total return presented above is based upon the performance of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio, which did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. That original class has been redesignated Delaware REIT Fund A Class. Effective November 4, 1997, a front-end sales charge of 5.75% was imposed on sales of those shares and effective November 11, 1997, a 12b-1 distribution fee of up to 0.30% has been assessed annually. All performance numbers for Delaware REIT Fund A Class (at Offer) are calculated giving effect to the sales charge. For periods prior to November 11, 1997, no adjustment has been made to reflect the effect of 12b-1 payments. Performance on and after November 11, 1997 includes the effect of such 12b-1 payments. Delaware REIT Fund A Class is subject to other expenses (at a higher rate than applicable to the original class) which may affect performance of the Class.
(3) Delaware REIT Fund Institutional Class commenced operations on November 11, 1997.
(4)      Date of initial sale of the original class (now Delaware REIT Fund A
         Class).

                                                                                                        Period
                                                                                                     11/11/97/3/
Average Annual Total Return/1/                                                        1 year ended      through
The Real Estate Investment Trust Portfolio                                              10/31/02       10/31/02
----------------------------------------------------------------------------------------------------------------
Delaware REIT Fund
(Inception 11/4/97)
     Class B including CDSC before taxes/2/                                                   0.46%         3.86%
     Class B including CDSC after taxes on distributions/2/                                  -1.27%         1.51%
     Class B including CDSC after taxes on distributions and sale of fund shares/2/           0.97%         2.03%
     Class B excluding CDSC before taxes                                                      5.43%         4.16%
     Class C including CDSC before taxes                                                      4.44%         4.16%
     Class C including CDSC after taxes on distributions                                      2.70%         1.84%
     Class C including CDSC after taxes on distributions and sale of fund shares              3.41%         2.29%
     Class C excluding CDSC before taxes                                                      5.43%         4.16%

/1/ Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
/2/ Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase
         (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter.

         Pooled Trust may also quote each Portfolio's current yield, calculated as described below, in advertisements and investor communications.

The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                      a--b       6
                         YIELD = 2[(-------- + 1) - 1]
                                       Cd

                  Where:   a = dividends and interest earned during the period;

                           b = expenses accrued for the period (net of
                               reimbursements);

                           c = the average daily number of shares outstanding
                               during the period that were entitled to receive dividends;

                           D = the maximum offering price per share on the last
                               day of the period.

         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by a Portfolio. Yield quotations are based on the Portfolio's net asset value on the last day of the period and will fluctuate depending on the period covered.

         Investors should note that income earned and dividends paid by The Intermediate Fixed Income Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Fixed Income Portfolio and The Core Plus Fixed Income Portfolio will also vary depending upon fluctuation in interest rates and performance of each Portfolio.

         The net asset value of these seven Portfolios will fluctuate in value inversely to movements in interest rates and, therefore, will tend to rise when interest rates fall and fall when interest rates rise. Likewise, the net asset value for these Portfolios will vary from day to day depending upon fluctuation in the prices of the securities held by each Portfolio. Thus, investors should consider net asset value fluctuation as well as yield in making an investment decision.

         Each Portfolio's total return performance will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the net asset value at the beginning of the period. The computation will not reflect the impact of any income taxes payable by shareholders (who are subject to such tax) on the reinvested distributions included in the calculation. Portfolio shares are sold without a sales charge, except for Delaware REIT Fund A Class, Delaware REIT Fund B Class and Delaware REIT Fund C Class of The Real Estate Investment Trust Portfolio. Because security prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Portfolios in the future.

         Pooled Trust may promote the total return performance of The Real Estate Investment Trust Portfolio II by comparison to the original class (prior to its redesignation as Delaware REIT Fund A Class) of The Real Estate Investment Trust Portfolio.

         From time to time, each Portfolio may also quote its actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, or the Salomon Brothers World Government Bond Index. Performance also may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Portfolio may invest and the assumptions that were used in calculating the blended performance will be described.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Portfolio's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

         A Portfolio may also promote its yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc. and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Portfolio may invest and the assumptions that were used in calculating the blended performance will be described.

         CRA Rogers Casey is an investment management consulting firm specializing in investment and market research for endowments and pension plans. CRA Rogers Casey will be maintaining, on behalf of Pooled Trust, peer group comparison composites for each Portfolio. The peer group composites will be constructed by selecting publicly-offered mutual funds that have investment objectives that are similar to those maintained by each Portfolio. CRA Rogers Casey will also be preparing performance analyses of actual Portfolio performance, and benchmark index exhibits, for inclusion in client quarterly review packages.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Portfolio may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolio. A Portfolio may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         A Portfolio may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Portfolio), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Portfolio may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Portfolio. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Portfolio and may illustrate how to find the listings of a Portfolio in newspapers and periodicals. Materials may also include discussions of other Portfolios, products, and services.

         A Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers.

         The following tables are an example, for purposes of illustration only, of cumulative total return performance for the Portfolios operating as of October 31, 2002. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods.

                          Cumulative Total Return (1)

                                                 ---------------------------------------------------------------------------------
                                                 3 months   6 months     9 months      1 year      3 years      5 years
                                                   ended     ended        ended        ended        ended        ended    Life of
                                                 10/31/02   10/31/02     10/31/02     10/31/02    10/31/02     10/31/02  Portfolio
----------------------------------------------------------------------------------------------------------------------------------
The Large Cap Value Equity Portfolio                -5.16%    -16.98%      -15.11%       -8.05%      -9.34%        8.48%    198.42%
(Inception 2/3/92)
The International Equity Portfolio                  -4.38%    -15.35%       -8.67%       -4.02%     -10.04%        6.04%    102.08%
(Inception 2/4/92)
The Mid-Cap Growth Equity Portfolio                 -5.41%    -19.93%      -22.71%      -11.23%     -20.32%       20.24%    115.80%
(Inception 2/27/92)
The Global Fixed Income Portfolio                    3.98%     13.95%       20.00%       15.18%      18.90%       23.42%    113.23%
(Inception 11/30/92)
The Labor Select International Equity Portfolio     -4.14%    -14.53%       -7.33%       -2.31%      -8.34%        7.39%     46.97%
(Inception 12/19/95)
The Intermediate Fixed Income Portfolio              2.18%      3.55%        4.05%        3.54%      25.60%       36.16%     51.76%
(Inception 3/12/96)
The High-Yield Bond Portfolio                        0.51%     -7.90%       -5.79%       -2.23%      -3.09%       -3.83%     13.41%
(Inception 12/2/96)
The International Fixed Income Portfolio             3.35%     13.88%       20.14%       14.75%      11.94%       15.10%     23.28%
(Inception 4/11/97)
The Emerging Markets Portfolio                      -3.00%    -15.34%       -3.69%        7.98%      -1.38%      -18.57%    -25.08%
(Inception 4/14/97)
The Global Equity Portfolio                         -4.10%    -15.36%      -12.74%       -8.21%     -17.94%       -4.80%     -9.06%
(Inception 10/15/97)
The Real Estate Investment Trust Portfolio II       -8.51%    -10.30%       -0.23%        7.16%      49.71%         N/A      28.60%
(Inception 11/4/97)
The Core Fixed Income Portfolio                      2.38%      3.99%        4.76%        3.27%      22.54%         N/A      30.39%
(Inception 12/29/97)
The Small-Cap Growth Equity Portfolio               -1.75%    -19.48%      -17.71%       -9.88%     -21.11%         N/A      32.00%
(Inception 9/15/98)
The Small-Cap Value Equity Portfolio                -3.47%    -20.83%       -9.40%        2.55%      24.96%         N/A      27.16%
(Inception 3/29/99)
The Focused Value Portfolio                         -5.40%    -18.72%      -22.09%      -18.72%     -32.99%         N/A     -32.28%
(Inception 6/29/99)
The International Small-Cap Portfolio              -10.12%    -20.53%      -12.72%      -10.55%     -18.21%         N/A     -16.76%
(Inception 7/20/99)
The International Large-Cap Equity Portfolio        -5.56%    -17.56%      -10.78%       -7.55%        N/A          N/A     -22.37%
(Inception 12/14/99)
The All-Cap Growth Equity Portfolio                 -6.43%    -24.32%      -29.87%      -22.22%        N/A          N/A     -57.18%
(Inception 3/31/00)
The Large-Cap Growth Equity Portfolio               -3.44%    -25.43%      -28.42%      -22.33%        N/A          N/A     -53.48%
(Inception 10/31/00)
The Core Plus Fixed Income Portfolio                 2.44%       N/A          N/A          N/A         N/A          N/A       3.53%
(Inception 6/28/02)

         Certain expenses of the Portfolios have been waived and paid by the respective investment advisor. In the absence of such waiver and payment, performance would have been affected negatively.

         The cumulative total return for Class A Shares of The Real Estate Investment Trust Portfolio at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The cumulative total return for Class B and C Shares of the Real Estate Investment Trust Portfolio including CDSC reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 2002. The cumulative total return for Class B and C Shares excluding CDSC assumes the shares were not redeemed at October 31, 2002 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                           Cumulative Total Return (1)
                   The Real Estate Investment Trust Portfolio

The Real Estate Investment Trust Portfolio Class (2)

3 months ended 10/31/02                                      -8.27%
6 months ended 10/31/02                                      -9.75%
9 months ended 10/31/02                                      -0.94%
1 year ended 10/31/02                                         6.45%
3 years ended 10/31/02                                       47.27%
5 years ended 10/31/02                                       28.29%
Period 12/6/95(3) through 10/31/02                          137.02%

(1) Certain expenses of the Portfolio have been waived and paid by the investment advisor. In the absence of such waiver and payment, performance would have been affected negatively.
(2) The Real Estate Investment Trust Portfolio Class commenced operations on November 4, 1997. Pursuant to applicable regulation, total return shown for the class prior to commencement of operations is that of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio. That original class has been redesignated Delaware REIT Fund A Class. Like The Real Estate Investment Trust Portfolio Class, the original class, prior to its redesignation, did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses.
(3)      Date of initial sale of the original class (now Delaware REIT Fund A
         Class).

                           Cumulative Total Return (1)
                   The Real Estate Investment Trust Portfolio

                                                Delaware REIT               Delaware REIT Fund
                                               Fund A Class(at           Institutional Class (3)
                                                  Offer)(2)
------------------------------------------------------------------------------------------------
3 months ended 10/31/02                                 -13.60%                            -8.26%
6 months ended 10/31/02                                 -15.02%(5)                         -9.68%
9 months ended 10/31/02                                  -6.77%                            -0.87%
1 year ended 10/31/02                                     0.07%                             6.52%
3 years ended 10/31/02                                   37.78%                            47.37%
5 years ended 10/31/02                                   19.37%                              N/A
Period 11/11/97 (3) through 10/31/02                       N/A                             28.60%
Period 12/6/95 (4) through 10/31/02                     120.53%                              N/A

(1) Certain expenses of the Portfolio have been waived and paid by the investment advisor. In the absence of such waiver and payment, performance would have been affected negatively.
(2) The total return presented above is based upon the performance of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio, which did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. That original class has been redesignated Delaware REIT Fund A Class. Effective November 4, 1997, a front-end sales charge of 5.75% was imposed on sales of those shares and effective November 11, 1997, a 12b-1 distribution fee of up to 0.30% has been assessed annually. All performance numbers for Delaware REIT Fund A Class (at Offer) are calculated giving effect to the sales charge. For periods prior to November 11, 1997, no adjustment has been made to reflect the effect of 12b-1 payments. Performance on and after November 11, 1997 includes the effect of such 12b-1 payments. Delaware REIT Fund A Class is subject to other expenses (at a higher rate than applicable to the original class) which may affect performance of the Class.
(3) Delaware REIT Fund Institutional Class commenced operations on November 11, 1997.
(4)      Date of initial sale of the original class (now Delaware REIT Fund A
         Class).
(5) Cumulative total return at net asset value was 17.78% for the six months ended October 31, 2002.

                           Cumulative Total Return/1/

                                                                                                   Period
                               3 months      6 months      9 months       1 year      3 years     11/11/97
Delaware REIT                   ended         ended         ended         ended        ended       through
    Fund                       10/31/02      10/31/02      10/31/02      10/31/02     10/31/02    10/31/02
-----------------------------------------------------------------------------------------------------------
Class B                          -13.05%       -14.61%        -6.47%         0.46%       39.98%      20.72%
Including CDSC/2/
(Inception 11/11/97)
Class B
Excluding CDSC
(Inception 11/11/97)              -8.50%       -10.17%        -1.64%         5.43%       42.98%      22.47%
Class C
Including CDSC/2/
(Inception 11/11/97)              -9.41%       -11.06%        -2.60%         4.44%       42.98%      22.47%
Class C                           -8.50%       -10.17%        -1.64%         5.43%       42.98%      22.47%
excluding CDSC
(Inception (11/11/97)

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase
         (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated June 28, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.

         In addition, information will be provided that discusses the overriding investment philosophies of Delaware and Delaware International and how those philosophies impact each Portfolio in the strategies Pooled Trust employs in seeking respective Portfolio objectives. Since the investment disciplines being employed for each Portfolio are based on the disciplines and strategies employed by an affiliate of Delaware and Delaware International to manage institutional separate accounts, investment strategies and disciplines of these entities may also be discussed.

         The Large-Cap Value Equity Portfolio's strategy relies on the consistency, reliability and predictability of corporate dividends. Dividends tend to rise over time, despite market conditions, and keep pace with rising prices; they are paid out in "current" dollars. Just as important, current dividend income can help lessen the effects of adverse market conditions. This equity dividend discipline, coupled with the potential for capital gains, seeks to provide investors with a consistently higher total-rate-of-return over time. In implementing this strategy, the investment advisor seeks to buy securities with a yield higher than the average of the S&P 500 Index. If a security held by the Portfolio moves out of the acceptable yield range, it typically is sold. This strict buy/sell discipline is instrumental in implementing The Large-Cap Value Equity Portfolio strategy.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Pooled Trust and, in its capacity as such, audits the annual financial statements of the Portfolios. Each Portfolio's Statement of Net Assets, Statement of Assets and Liabilities (as applicable), Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP for the fiscal year ended October 31, 2002, are included in the Portfolio's Annual Report to shareholders. The financial statements, financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--RATINGS

Bonds

         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

         Excerpts from Fitch's description of its bond ratings: AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper
         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

APPENDIX B - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

         Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

         Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Delaware VIP Devon Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average earnings per share growth over time. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Delaware VIP Technology and Innovation Series seeks to provide long-term capital growth by investing primarily in stocks that the manager believes will benefit from technological advances and improvements. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                                Other Information

Item 23. Exhibits

                  (a)      Agreement and Declaration of Trust

                           (1) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

                           (2)      Executed Certificate of Trust (December 17,
                                    1998) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 30 filed December 14, 1999.

                  (b) By-Laws By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

                  (c)      Copies of all Instruments Defining the Rights of
                           Holders

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Exhibit (a)(1) to Post-Effective Amendment No. 30 filed December 14, 1999.

                           (2)      By-Laws. Article II of the By-Laws
                                    incorporated into this filing by reference to Exhibit (b) to Post-Effective Amendment No. 30 filed December 14, 1999.

                  (d)      Investment Management Agreements

                           (1) Executed Investment Management Agreement (December 15, 1999) between the Registrant and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of The Small-Cap Value Equity Portfolio, The Core Fixed Income Portfolio (formerly known as The Aggregate Fixed Income Portfolio), The Core Equity Portfolio, The Diversified Core Fixed Income Portfolio, The High-Yield Bond Portfolio, The Intermediate Fixed Income Portfolio, The Focused Value Portfolio (formerly known as The Select Equity Portfolio), The Large-Cap Value Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Mid-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II and The Small-Cap Growth Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                           (2) Executed Investment Management Agreement (December 15, 1999) between the Registrant and Delaware International Advisers Ltd. on behalf of The Emerging Markets, The Global Equity, The Global Fixed Income, The International Equity, The International Fixed Income, The International Large-Cap Equity, The International Small-Cap and The Labor Select International Equity Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                           (3) Executed Investment Sub-Advisory Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Delaware International Advisers Ltd. on behalf of The Diversified Core Fixed Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                           (4) Executed Investment Sub-Advisory Agreement (December 15, 1999) between Delaware International Advisers Ltd. and Delaware Management Company (a series of Delaware Management Business Trust) on behalf of The Global Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                           (5) Executed Amendment No. 1 (February 28, 2000) to Exhibit A of the Investment Management Agreement (December 15, 1999) between the Registrant and Delaware Management Company (adding The All-Cap Growth Equity Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                           (6) Executed Amendment No. 2 (September 5, 2000) to Exhibit A of the Investment Management Agreement (December 15, 1999) between the Registrant and Delaware Management Company (adding The Large-Cap Growth Equity Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

                           (7) Executed Amendment No. 3 (June 2002) to Exhibit A of the Investment Management Agreement (December 15, 1999) between the Registrant and Delaware Management Company (adding The Core Plus Fixed Income Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                  (e)      (1)      Distribution Agreements

                                    (i)      Form of Distribution Agreement
                                             (2003) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of each
                                             Portfolio attached as Exhibit.

                                    (ii)     Executed Financial Intermediary
                                             Distribution Agreement (January 1,
                                             2001) between Delaware
                                             Distributors, L.P. and Lincoln
                                             Financial Distributors, Inc. on
                                             behalf of the Registrant
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No.37 filed October 31,
                                             2001.

                                    (iii)    Executed Appendix A (December 20,
                                             2001) to Financial Intermediary
                                             Distribution Agreement incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No.39
                                             filed March 1, 2002.

                           (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November
                                    2000) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                  (f)      Not applicable.

                  (g)      Custodian Agreements

                           (1) Executed Custodian Agreement (May 1, 1996) between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

                                    (i)      Executed Amendment (July 1, 2001)
                                             to Custodian Agreement between the
                                             Registrant and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 42 filed February 27,
                                             2003.

                                    (ii)     Executed Letter (April 14, 1997) to
                                             add The Emerging Markets Portfolio
                                             to the Custodian Agreement between
                                             the Registrant and JPMorgan Chase
                                             Bank incorporated into this filing
                                             by reference to Post-Effective
                                             Amendment No. 22 filed June 17,
                                             1998.

                                    (iii)    Executed Letter (October 14, 1997)
                                             to add The Global Equity Portfolio
                                             and The Real Estate Investment
                                             Trust Portfolio II to the Custodian
                                             Agreement between the Registrant
                                             and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 22 filed June 17,
                                             1998.

                                    (iv)     Executed Letter (December 24, 1997)
                                             to add The Core Fixed Income
                                             Portfolio (formerly known as The
                                             Aggregate Fixed Income Portfolio)
                                             and The Diversified Core Fixed
                                             Income Portfolio to the Custodian
                                             Agreement between the Registrant
                                             and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 22 filed June 17,
                                             1998.

                                    (v)      Executed letter (August 31, 1998)
                                             to add The Small-Cap Growth Equity
                                             Portfolio and The Growth and Income
                                             Portfolio to the Custodian
                                             Agreement between the Registrant
                                             and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 36 filed August 31,
                                             2001.

                                    (vi)     Executed letter (August 24, 1998)
                                             to add The Large-Cap Value Equity
                                             Portfolio, The Aggressive Growth
                                             Portfolio (renamed The Mid-Cap
                                             Growth Equity Portfolio), The
                                             Intermediate Fixed Income Portfolio
                                             and The Small/Mid-Cap Value Equity
                                             Portfolio (renamed The Mid-Cap
                                             Value Equity Portfolio) to the
                                             Custodian Agreement between the
                                             Registrant and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 39 filed March 1,
                                             2002.

                                    (vii)    Executed letter (June 29, 1999) to
                                             add The Balanced Portfolio, The
                                             Equity Income Portfolio, The
                                             Focused Value Portfolio (formerly
                                             known as The Select Equity
                                             Portfolio) and The International
                                             Small-Cap Portfolio to the
                                             Custodian Agreement between the
                                             Registrant and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No 29 filed November 12,
                                             1999.

                                    (viii)   Executed letter (November 15, 1999)
                                             to add The International Large-Cap
                                             Equity Portfolio to the Custodian
                                             Agreement between the Registrant
                                             and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 35 filed February 28,
                                             2001.

                                    (ix)     Executed letter (February 28, 2000)
                                             to add The All-Cap Growth Equity
                                             Portfolio to the Custodian
                                             Agreement between the Registrant
                                             and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 35 filed February 28,
                                             2001.

                                    (x)      Executed letter (September 5, 2000)
                                             to add The Large-Cap Growth Equity
                                             Portfolio to the Custodian
                                             Agreement between the Registrant
                                             and JPMorgan Chase Bank
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 35 filed February 28,
                                             2001.

                           (2) Executed Securities Lending Agreement (December 22, 1998) between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 36 filed August 31, 2001.

                                    (i)      Executed Amendment (October 1,
                                             2002) to the Securities Lending
                                             Agreement between JPMorgan Chase
                                             Bank and the Registrant
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 42 filed February 27,
                                             2003.

                           (3) Form of Amended and Restated Custodian Agreement between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                           (4) Form of Securities Lending Authorization (March 12, 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                  (h)      Other Material Contracts

                           (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

                                    (i)      Executed Schedule A (June 28, 2002)
                                             to Shareholder Services Agreement
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 42 filed February 27,
                                             2003.

                                    (ii)     Executed Schedule B (May 16, 2002)
                                             to Shareholder Services Agreement
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 41 filed June 28,
                                             2002.

                           (2) Executed Delaware Investments Family of Funds Fund Accounting Agreement (August 19,
                                    1996) between Delaware Service Company, Inc.
                                    and the Registrant on behalf of each
                                    Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 16 filed May 23, 1997.

                                    (i)      Executed Amendment No. 26 (May 1,
                                             2003) to Delaware Investments
                                             Family of Funds Fund Accounting
                                             Agreement attached as Exhibit.

                                    (ii)     Executed Amendment No. 25 (June
                                             2002) to Delaware Investments
                                             Family of Funds Fund Accounting
                                             Agreement incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 41
                                             filed June 28, 2002.

                                    (iii)    Executed Schedule B (May 16, 2002)
                                             to Delaware Investments Family of
                                             Funds Fund Accounting Agreement
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 41 filed June 28,
                                             2002.

                  (i) Legal Opinion. Incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

                  (j) Consent of Auditors. Consent of Auditors incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 27, 2003.

                  (k)      Inapplicable.

                  (l)      Inapplicable.

                  (m)      Plans Under Rule 12b-1.

                           (1) 12b-1 Plan for Delaware REIT Fund Class A incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

                           (2) 12b-1 Plan for Delaware REIT Fund Class B incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

                           (3) 12b-1 Plan for Delaware REIT Fund Class C incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

                           (4) 12b-1 Plan for Delaware REIT Fund Class R attached as Exhibit.

                           (5) 12b-1 Plan for The International Equity Portfolio Class P incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 27, 2003.

                  (n)      Plan under Rule 18f-3. Form of 18f-3 Plan (May 1,
                           2003) attached as Exhibit.

                  (o)      Inapplicable.

                  (p)      Code of Ethics.

                           (1) Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 27, 2003.

                           (2) Delaware Management Business Trust, Delaware International Advisers Ltd. and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 42 filed February 27, 2003.

                           (3) Lincoln Financial Distributors, Inc. attached as Exhibit.

                  (q) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 28, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of By-Laws incorporated into this filing by reference to Exhibit (b) to Post-Effective Amendment No. 30 filed December 14, 1999.

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware VIP Trust, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal IncomeFund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
Jude T. Driscoll                          Chief Executive Officer and Trustee of Delaware Management Company (a series of Delaware Management Business Trust), DIAL Holding Company, Inc., Delaware
                                          General Management, Inc. and Delaware Management Company, Inc.

                                          President/Chief Executive Officer and Director/Trustee of Delaware Management
                                          Holdings, Inc., DMH Corp, Delaware Investments U.S., Inc., Delaware
                                          Distributors, Inc., Delaware Management Business Trust and Lincoln National
                                          Investment Companies, Inc.

                                          President/Chief Executive Officer of Delaware Investment Advisers, Delaware
                                          Capital Management (each a series of Delaware Management Business Trust) and
                                          Delaware Distributors, L.P.

                                          President of Delaware Lincoln Cash Management (a series of Delaware
                                          Management Business Trust)

                                          Director of Delaware Service Company, Inc., Retirement Financial Services,
                                          Inc., LNC Administrative Services Corporation and HYPPCO Finance Company Ltd.

                                          Executive Vice President/Head of Fixed Income of each fund in the Delaware
                                          Investments Family of Funds

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
David K. Downes                           President of Delaware Management Company (a series of Delaware Management
                                          Business Trust)

                                          Chairman/President/Chief Executive Officer and Director/Trustee of Delaware
                                          Services Company, Inc., Retirement Financial Services, Inc. and LNC
                                          Administrative Services Corporation

                                          Chairman/Chief Executive Officer and Director/Trustee of Delaware Management
                                          Trust Company

                                          President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                          Delaware Investments Family of Funds

                                          President/Chief Operating Officer/Chief Financial Officer and
                                          Director/Trustee of Delaware International Holdings Ltd.

                                          President/Chief Operating Officer and Director/Trustee of Delaware General
                                          Management, Inc.

                                          President and Director of Delaware Management Company, Inc.

                                          Executive Vice President/Chief Operating Officer/Chief Financial Officer and
                                          Director/Trustee of Delaware Management Holdings, Inc., DMH Corp., Delaware
                                          Distributors, Inc., Delaware Management Business Trust, DIAL Holding Company,
                                          Inc., Delaware Investments U.S., Inc. and Lincoln National Investment
                                          Companies, Inc.

                                          Executive Vice President/Chief Operating Officer/Chief Financial Officer of
                                          Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln
                                          Cash Management (each a series of Delaware Management Business Trust) and
                                          Delaware Distributors, L.P.

                                          Director of Delaware International Advisers Ltd.

                                          President and Director of Lincoln National Income Fund, Inc. and Lincoln
                                          National Convertible Securities Fund, Inc.

John C. E. Campbell                       Executive Vice President/Global Marketing & Client Services of Delaware
                                          Management Company and Delaware Investment Advisers (each a series of Delaware
                                          Management Business Trust)

                                          Director of Delaware International Advisers Ltd.

Patrick P. Coyne                          Managing Director/Chief Investment Officer - Fixed Income of Delaware
                                          Management Company (a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                          Managing Director/Deputy Chief Investment Officer - Fixed Income of Delaware
                                          Investment Advisers and Delaware Capital Management (each a series of Delaware
                                          Management Business Trust)

                                          Managing Director - Fixed Income of Delaware Management Holdings, Inc.,
                                          Delaware Management Business Trust and Lincoln National Investment Companies,
                                          Inc.

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
Gerald S. Frey                            Managing Director/Chief Investment Officer - Growth Investing of Delaware
                                          Management Company, Delaware Investment Advisers, Delaware Capital Management
                                          (each a series of Delaware Management Business Trust), Delaware Management
                                          Holdings, Inc., Delaware Management Business Trust, Lincoln National
                                          Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds

Douglas L. Anderson                       Senior Vice President/Operations of Delaware Management Company (a series of
                                          Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                          Distributors, L.P., Delaware Distributors, Inc. and Retirement Financial
                                          Services, Inc.

                                          Senior Vice President/Operations and Director of Delaware  Management Trust
                                          Company

Robert L. Arnold                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                          and Delaware Investment Advisers (each a series of Delaware Management
                                          Business Trust)

                                          Vice President/Senior Portfolio Manager of Delaware Capital Management  (a
                                          series of Delaware Management Business Trust) and each fund in the Delaware
                                          Investments Family of Funds

Marshall T. Bassett                       Senior Vice President/Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

Christopher S. Beck                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                          and Delaware Investment Advisers (each a series of Delaware Management
                                          Business Trust)

                                          Vice President/Senior Portfolio Manager of Delaware Capital Management (a
                                          series of Delaware Management Business Trust) and each fund in the Delaware
                                          Investments Family of Funds

Michael P. Bishof                         Senior Vice President/Investment Accounting of Delaware Management Company,
                                          Delaware Capital Management (each a series of Delaware Management Business
                                          Trust), Delaware Service Company, Inc. and Delaware Distributors, L.P.

                                          Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                                          Advisers (a series of Delaware Management Business Trust)

                                          Senior Vice President/Manager of Investment Accounting of Delaware
                                          International Holdings Ltd.

                                          Senior Vice President/Treasurer of each fund in the Delaware Investments
                                          Family of Funds

                                          Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                          Convertible Securities Fund, Inc.

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------

Lisa O. Brinkley                          Senior Vice President/Compliance Director of Delaware Management Company,
                                          Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln
                                          Cash Management (each a series of Delaware Management Business Trust),
                                          Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company,
                                          Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc.,
                                          Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                          Management, Inc., Delaware Management Business Trust, Delaware Investments
                                          U.S., Inc., DIAL Holding Company, Inc., Lincoln National Investment Companies,
                                          Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                          Investments Family of Funds

                                          Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                          Management Trust Company

Ryan K. Brist                             Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

                                          Vice President of Lincoln National Income Fund, Inc.

Timothy G. Connors                        Senior Vice President/Chief Investment Officer - Value Investing
                                          of Delaware Management Company, Delaware Investment Advisers, Vantage
                                          Investment Advisers (each a series of Delaware Management Business Trust),
                                          Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                          Family of Funds

Nancy M. Crouse                           Senior Vice President/Senior Portfolio Manager of Delaware
                                          Management Company and Delaware Investment Advisers (each a series of
                                          Delaware Management Business Trust)

                                          Vice President/Senior Portfolio Manager of each fund in the Delaware
                                          Investment Family of Funds

George E. Deming                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

                                          Director of Delaware International Advisers Ltd.

Robert J. DiBraccio                       Senior Vice President/Head of Equity Trading of Delaware Management Company,
                                          Delaware Investment Advisers, Delaware Lincoln Investment Advisers and
                                          Delaware Capital Management (each a series of Delaware Management Business
                                          Trust)

J. Paul Dokas                             Senior Vice President/Director of Research - Quantitative of Delaware
                                          Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                          Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

John B. Fields                            Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

                                          Trustee of Delaware Management Business Trust

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
Joseph H. Hastings                        Senior Vice President/Treasurer/Controller of Delaware Management Company,
                                          Delaware Lincoln Cash Management, Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                          DMH Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                          Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                          Management, Inc., Delaware Management Business Trust, Delaware Investments
                                          U.S., Inc., DIAL Holding Company, Inc., Lincoln National Investment Companies,
                                          Inc. and LNC Administrative Services Corporation

                                          Executive Vice President/Chief Financial Officer/Treasurer and Director of
                                          Delaware Management Trust Company

                                          Executive Vice President/Chief Financial Officer of Retirement Financial
                                          Services, Inc.

                                          Senior Vice President/Treasurer/Corporate Controller of Delaware International
                                          Holdings Ltd.

                                          Senior Vice President/Controller of Delaware Investment Advisers (a series of
                                          Delaware Management Business Trust) and each fund in the Delaware Investments
                                          Family of Funds

John A. Heffern                           Senior Vice President/Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

Joanne O. Hutcheson                       Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                          Investment Advisers, , Delaware Capital Management, Delaware Lincoln Cash
                                          Management (each a series of Delaware Management Business Trust), Delaware
                                          Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                          Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware
                                          Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                          Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                          Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                          Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds

Karina J. Istvan                          Senior Vice President/Retail Investor Services of Delaware Management Company,
                                          Delaware Investment Advisers, Delaware Capital Management (each a series of
                                          Delaware Management Business Trust), Delaware Distributors, Inc., Retirement
                                          Financial Services, Inc., Delaware Distributors, L.P. and each fund in the
                                          Delaware Investments Family of Funds

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
Richelle S. Maestro                       Senior Vice President/General Counsel/Secretary of Delaware Management
                                          Company, Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                          Inc., DMH Corp., Inc., Delaware Management Trust Company, Delaware Management
                                          Business Trust and Lincoln National Investment Companies, Inc.

                                          Senior Vice President/Deputy General Counsel/Secretary of DIAL Holding
                                          Company, Delaware Investments U.S., Inc., Delaware General Management, Inc.,
                                          Delaware Management Company, Inc., Delaware Service Company, Inc., Retirement
                                          Financial Services, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds

                                          Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                          International Holdings Ltd.

                                          Senior Vice President/General Counsel/Secretary and Director of Delaware
                                          Distributors, Inc. and Delaware Capital Management (a series of Delaware
                                          Management Business Trust)

                                          Senior Vice President/General Counsel/Secretary of Delaware Distributors,
                                          L.P.

                                          General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                          Philadelphia, PA.

Susan L. Natalini                         Senior Vice President/Global Marketing & Client Services of Delaware
                                          Management Company and Delaware Investment Advisers (each a series of Delaware
                                          Management Business Trust)

Michael S. Morris                         Senior Vice President/Portfolio Manager of Delaware Management Company and
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust)

                                          Vice President/Senior Equity Analyst of each fund in the Delaware Investments
                                          Family of Funds

John J. O'Connor                          Senior Vice President/Investment Accounting of Delaware Management Company
                                          (each a series of Delaware Management Business Trust) and Delaware Service
                                          Company, Inc.

                                          Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                                          Investment Advisers (a series of Delaware Management Business Trust)

                                          Senior Vice President/Assistant Treasurer of each fund in the Delaware
                                          Investments Family of Funds

                                          Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                          Convertible Securities Fund, Inc.

Timothy L. Rabe                           Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                          and Delaware Investment Advisers (each a series of Delaware Management
                                          Business Trust)

                                          Vice President/Senior Portfolio Manager of each fund in the Delaware
                                          Investments Family of Funds

Paul M. Ross                              Senior Vice President/Global Marketing & Client Services of Delaware
                                          Management Company and Delaware Investment Advisers (each a series of Delaware
                                          Management Business Trust)

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
James L. Shields                          Senior Vice President/Chief Information Officer of Delaware Management
                                          Company, Delaware Investment Advisers and Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Service Company, Inc.,
                                          Retirement Financial Services, Inc. and Delaware Distributors, L.P.

David Starer/1/                           Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware
                                          Management Company, Delaware Investment Advisers (each a series of Delaware
                                          Management Business Trust) and each fund in the Delaware Investments Family of
                                          Funds

Ward W. Tatge                             Senior Vice President/Senior Research Analyst of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

Gary T. Abrams                            Vice President/Equity Trader of Delaware Management Company and Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust)

Christopher S. Adams                      Vice President/Senior Equity Analyst of Delaware Management Company. Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Damon J. Andres                           Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Joseph Baxter                             Vice President/Portfolio Manager of Delaware Management Company (a series of
                                          Delaware Management Business Trust)

                                          Vice President/Senior Municipal Bond Trader of Delaware Investment Advisers (a
                                          series of Delaware Management Business Trust)

Richard E. Biester                        Vice President/Equity Trader of Delaware Management Company and Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust)

Vincent A. Brancaccio                     Vice President/Senior Equity Trader of Delaware Management Company and
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust)

Michael P. Buckley                        Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                          Management Company, Delaware Investment Advisers (each a series of Delaware
                                          Management Business Trust) and each fund in the Delaware Investments Family of
                                          Funds

MaryEllen M. Carrozza                     Vice President/Client Services of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust),
                                          Delaware General Management, Inc. and each fund in the Delaware Investments
                                          Family of Funds

Stephen R. Cianci                         Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and of each fund in the Delaware Investments Family of Funds

                                          Vice President/Portfolio Manager of Delaware Capital Management (a series of
                                          Delaware Management Business Trust)

Mitchell L. Conery                        Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
David F. Connor                           Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                          Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                          Management, Delaware Capital Management (each a series of Delaware Management
                                          Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL Holding
                                          Company, Inc., Delaware Investments U.S., Inc., Delaware Management Company,
                                          Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc.,
                                          Delaware Management Trust Company, Delaware Distributors, L.P., Delaware
                                          Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                          Business Trust, Lincoln National Investment Companies, Inc., LNC
                                          Administrative Services Corporation and each fund in the Delaware Investments
                                          Family of Funds

                                          Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                          Convertible Securities Fund, Inc.

Scott E. Decatur/2/                       Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investment Family of Funds

Joseph F. DeMichele                       Vice President/High Grade Trading of Delaware Management Company (a series of
                                          Delaware Management Business Trust)

                                          Vice President/Senior High Grade Trading of Delaware Investment Advisers (each a series of Delaware Management Business Trust)

Joel A. Ettinger                          Vice President/Taxation of Delaware Management Company, Delaware Investment
                                          Advisers, Delaware Lincoln Cash Management, Delaware Capital Management, Inc.
                                          (each a series of Delaware Management Business Trust), Delaware Management
                                          Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                          U.S., Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                          Retirement Financial Services, Inc., Delaware Distributors, L.P., Delaware
                                          Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                          Business Trust, Lincoln National Investment Companies, Inc., LNC
                                          Administrative Services Corporation and each fund in the Delaware Investments
                                          Family of Funds

                                          Assistant Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                          Convertible Securities Fund, Inc.

Phoebe W. Figland                         Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                          each fund in the Delaware Investments Family of Funds

                                          Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                          Convertible Securities Fund, Inc.

Joseph Fiorilla                           Vice President/Trading Operations of Delaware Management Company and Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust)

Charles E. Fish                           Vice President/Senior Equity Trader of Delaware Management Company and
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust)

Clifford M. Fisher/3/                     Vice President/Senior Bond Trader of Delaware Management Company and Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust)

Denise A. Franchetti                      Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware
                                          Management Company, Delaware Investment Advisers (each a series of Delaware
                                          Management Business Trust) and each fund in the Delaware Investments Family of
                                          Funds

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
Brian Funk                                Vice President/High Yield Analyst of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

James A. Furgele                          Vice President/Investment Accounting of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust),
                                          Delaware Service Company, Inc. and each fund in the Delaware Investments
                                          Family of Funds

Brent C. Garrells                         Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Stuart M. George                          Vice President/Equity Trader of Delaware Management Company and Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust)

Robert E. Ginsberg                        Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Barry Gladstein                           Vice President/Equity Analyst of Delaware Management Company, Delaware
                                          Investment Advisers, Delaware Capital Management (each a series of Delaware
                                          Management Business Trust) and each fund in the Delaware Investments Family of
                                          Funds

Paul Grillo                               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers, Delaware Capital Management (each a series of
                                          Delaware Management Business Trust) and each fund in the Delaware Investments
                                          Family of Funds

Brian T. Hannon                           Vice President/Equity Analyst of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Jonathan Hatcher/4/                       Vice President/Senior High Yield Trader of Delaware Management Company and
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust)

Francis J. Houghton, Jr.                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

Jeffrey W. Hynoski                        Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Cynthia Isom                              Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Audrey E. Kohart                          Vice President/Assistant Controller - Corporate Accounting of Delaware
                                          Management Company and Delaware Investment Advisers (each a series of Delaware
                                          Management Business Trust)

Steven T. Lampe                           Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                          Investment Advisers, Delaware Capital Management (each a series of Delaware
                                          Management Business Trust) and each fund in the Delaware Investments Family of
                                          Funds

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
Kevin S. Lee                              Vice President/Assistant Controller of Delaware Management Company, Delaware
                                          Investment Advisers, Delaware Lincoln Cash Management, Delaware Capital
                                          Management, Inc. (each a series of Delaware Management Business Trust),
                                          Delaware Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc.,
                                          Delaware Investments U.S., Inc., Delaware Management Company, Inc., Delaware
                                          Service Company, Inc., Retirement Financial Services, Inc., Delaware
                                          Management Trust Company, Delaware Distributor, L.P., Delaware Distributors,
                                          Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                          Lincoln National Investment Companies, Inc. and LNC Administrative Services
                                          Corporation

SooHee Lee-Lim                            Vice President/Client Services of Delaware Management Company and Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust)

Andrew M. McCullagh, Jr.                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

Francis X. Morris                         Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust), Delaware General Management, Inc. and each fund in the Delaware
                                          Investments Family of Funds

                                          Vice President/Senior Equity Analyst of Delaware Capital Management (a series of Delaware Management Business Trust)

John R. Murray/5/                         Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust)

                                          Assistant Vice President/Senior Equity Analyst of Delaware Investment Advisers
                                          (a series of Delaware Management Business Trust)

Brian L. Murray. Jr./6/                   Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                          Management Company, Delaware Investment Advisers, Delaware Capital Management
                                          (each a series of Delaware Management Business Trust), Delaware Service
                                          Company, Inc., Delaware Distributors, Inc., Retirement Financial Services,
                                          Inc., Delaware Management Business Trust, Delaware Distributors, L.P., and
                                          each fund in the Delaware Investments Family of Funds

David P. O'Connor                         Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                          Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                          Management, Delaware Capital Management (each a series of Delaware Management
                                          Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                          Management Company, Inc., Delaware Service Company, Inc., Retirement Financial
                                          Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                          Delaware General Management, Inc., Delaware Management Business Trust,
                                          Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                          Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds

Philip O. Obazee/7/                       Vice President/Derivatives Manager of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
Richard Salus                             Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                          Investment Advisers, Delaware Lincoln Cash Management, Delaware Capital
                                          Management (each a series of Delaware Management Business Trust), Delaware
                                          Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                          Delaware Service Company, Inc., Retirement Financial Service, Inc., Delaware
                                          Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                          Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                          Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL
                                          Holding Company, Inc., Lincoln National Investment Companies, Inc. and LNC
                                          Administrative Services Corporation

Kevin C. Schildt                          Vice President/Senior Municipal Credit Analyst of Delaware Management Company
                                          and Delaware Investment Advisers (each a series of Delaware Management
                                          Business Trust)

                                          Vice President/Senior Research Analyst of each fund in the Delaware
                                          Investments Family of Funds

Robert D. Schwartz                        Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                          Vice President of Lincoln National Convertible Securities Fund, Inc.

Richard D. Seidel                         Vice President/Assistant Controller/Manager - Payroll of Delaware Management
                                          Company, Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Investments, U.S.,
                                          Delaware General Management, Inc., Delaware Distributors, Inc., Delaware
                                          Management Business Trust, Retirement Financial Services, Inc., Lincoln
                                          Investment Companies, Inc. and LNC Administrative Services Corporation

                                          Vice President/Assistant Treasurer of Delaware Capital Management (a series of
                                          Delaware Management Business Trust), Delaware Management Holdings, Inc., DHM
                                          Corp., DIAL Holding Company, Inc., Delaware Service Company, Inc., Delaware
                                          Distributors, L.P.,

Brenda L. Sprigman                        Vice President/Business Manager - Fixed Income of Delaware Management Company
                                          and Delaware Investment Advisers (each a series of Delaware Management
                                          Business Trust)

Matthew J. Stephens                       Vice President/Senior High Grade Analyst of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust) and each fund in the Delaware Investments Family of Funds

Michael T. Taggart                        Vice President/Facilities & Administrative Services of Delaware Management
                                          Company, Delaware Investment Advisers (each a series of Delaware Management
                                          Business Trust), Delaware Service Company, Inc., Delaware Distributors, L.P.
                                          and Delaware Distributors, Inc.

Thomas J. Trotman                         Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Lori P. Wachs                             Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

Laura Wagner                              Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                          each fund in the Delaware Investments Family of Funds

Chris Welker                              Vice President/Senior High Grade Trader of Delaware Management Company and
                                          Delaware Investment Advisers (each a series of Delaware Management Business
                                          Trust)

Name and Principal Business Address*      Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------      -----------------------------------------------------------------------------
James J. Wright                           Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                          Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

* Business Address is 2005 Market Street, Philadelphia, PA 19103.

/1/      SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
/2/      QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo,
         VanOtterloo & Co., 1997-2002
/3/      VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002
/4/      SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002
/5/      TECHNCIAL TRANSFER ANALYST, U.S. Navy, 1998-2000
/6/      ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002
/7/      VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP,
         First Union Capital Markets Corporation, 1998-2001.

Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

Name and Principal Business Address       Positions and Offices with Delaware International and its affiliates and other
                                          Positions and Offices Held
-----------------------------------       ------------------------------------------------------------------------------
G. Roger H. Kitson**                      Chairman and Director of Delaware International Advisers Ltd.

David G. Tilles**                         Managing Director/Chief Investment Officer and Director of Delaware International
                                          Advisers Ltd.

John Emberson**                           Chief Operating Officer/Finance Director/Company Secretary/Compliance Officer and
                                          Director of Delaware International Advisers Ltd.

Clive A. Gillmore**                       Deputy Managing Director/Senior Portfolio Manager and Director of Delaware
                                          International Advisers Ltd.

Elizabeth A.                              Senior Portfolio Manager/Regional Research Director and Director of Delaware
Desmond**                                 International Advisers Ltd.

John Kirk**                               Senior Portfolio Manager and Director of Delaware International Advisers Ltd.

Nigel G. May**                            Senior Portfolio Manager/Regional Research Director and Director of Delaware
                                          International Advisers Ltd.

Christopher A. Moth**                     Chief Investment Officer - Global Fixed Income & Currencies, Senior Portfolio
                                          Manager and Director of Delaware International Advisers Ltd.

Hamish O. Parker**                        Senior Portfolio Manager and Director of Delaware International Advisers Ltd.

Robert Akester**                          Senior Portfolio Manager of Delaware International Advisers Ltd.

Fiona A. Barwick**                        Senior Portfolio Manager of Delaware International Advisers Ltd.

Joanna Bates**                            Senior Portfolio Manager of Delaware International Advisers Ltd.

Len Johnson**                             Senior Vice President - Client Services of Delaware International Advisers Ltd.

Emma R. E. Lewis**                        Senior Portfolio Manager of Delaware International Advisers Ltd.

W. Hywel Morgan**                         Chief Economist and Senior Portfolio Manager of Delaware International Advisers Ltd.

Hugh A. Serjeant**                        Senior Investment Research Manager of Delaware International Advisers Ltd.

Brendan Baker**                           Economist/Senior Research Analyst of Delaware International Advisers Ltd.

John L. Barrett**                         Compliance Manager of Delaware International Advisers Ltd.

Name and Principal Business Address       Positions and Offices with Delaware International and its affiliates and other
                                          Positions and Offices Held
-----------------------------------       ------------------------------------------------------------------------------
Michael R. Benaim**                       Portfolio Manager of Delaware International Advisers Ltd.

Nigel A. Bliss**                          Portfolio Manager of Delaware International Advisers Ltd.

Rufus A. Gilday**                         Trader - Fixed Income of Delaware International Advisers Ltd.

Richard J. Ginty**                        Portfolio Manager of Delaware International Advisers Ltd.

Dinash Lakhani**                          Senior Research Analyst of Delaware International Advisers Ltd.

Ormala Krishnan**                         Portfolio Manager of Delaware International Advisers Ltd.

Name and Principal Business Address       Positions and Offices with Delaware International and its affiliates and other
                                          Positions and Offices Held
-----------------------------------       ------------------------------------------------------------------------------
Russell J. Mackie**                       Portfolio Manager of Delaware International Advisers Ltd.

Martin Moorman**                          Portfolio Manager of Delaware International Advisers Ltd.

Paul J. Fournel**                         IT Manager of Delaware International Advisers Ltd.

Christine Kuiper**                        Personnel/Premises Manager of Delaware International Advisers Ltd.

Jennifer E. Phimister**                   Manager - Client Services of Delaware International Advisers Ltd.

Adrian L. Rowe**                          Finance Manager of Delaware International Advisers Ltd.

Warren Shirvell**                         Operations Manager of Delaware International Advisers Ltd.

Arthur Van Hoogstraten**                  IT Project Manager of Delaware International Advisers Ltd.

David Wakefield**                         Economist/Senior Research Analyst of Delaware International Advisers Ltd.

Name and Principal Business Address       Positions and Offices with Delaware International and its affiliates and other
                                          Positions and Offices Held
-----------------------------------       ------------------------------------------------------------------------------
David K. Downes*                          Director of Delaware International Advisers Ltd.

                                          President of Delaware Management Company (a series of Delaware Management Business
                                          Trust)

                                          Chairman/President/Chief Executive Officer and Director/Trustee of Delaware Services
                                          Company, Inc., Retirement Financial Services, Inc. and LNC Administrative Services
                                          Corporation

                                          Chairman/Chief Executive Officer and Director/Trustee of Delaware Management Trust
                                          Company

                                          President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                          Delaware Investments Family of Funds

                                          President/Chief Executive Officer and Director/Trustee of Delaware Capital
                                          Management, Inc.

                                          President/Chief Operating
                                          Officer/Chief Financial Officer and
                                          Director/Trustee of Delaware
                                          International Holdings Ltd.

                                          President/Chief Operating Officer and Director/Trustee of Delaware General
                                          Management, Inc.

                                          President and Director of Delaware Management Company, Inc.

                                          Executive Vice President/Chief Operating Officer/Chief Financial Officer and
                                          Director/Trustee of Delaware Management Holdings, Inc., DMH Corp., Delaware
                                          Distributors, Inc., Delaware Management Business Trust, DIAL Holding Company, Inc.,
                                          Delaware Investments U.S., Inc. and Lincoln National Investment Companies, Inc.

                                          Executive Vice President/Chief Operating Officer/Chief Financial Officer of Delaware
                                          Investment Advisers, Delaware Lincoln Investment Advisers, Vantage Investment
                                          Advisers, Delaware Lincoln Cash Management (each a series of Delaware Management
                                          Business Trust) and Delaware Distributors, L.P.

                                          Executive Vice President/Chief Operating Officer of Delaware Lincoln Cash Management
                                          (a series of Delaware Management Business Trust)

                                          President and Director of Lincoln National Income Fund, Inc. and Lincoln National
                                          Convertible Securities Fund, Inc.

John C.E. Campbell*                       Director of Delaware International Advisers Ltd.

                                          Executive Vice President/Global Marketing & Client Services of Delaware Management
                                          Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers, Vantage
                                          Investment Advisers (each a series of Delaware Management Business Trust) and
                                          Retirement Financial Services, Inc.

Name and Principal Business Address       Positions and Offices with Delaware International and its affiliates and other
                                          Positions and Offices Held
-----------------------------------       ------------------------------------------------------------------------------
George E. Deming*                         Director of Delaware International Advisers Ltd.

                                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                          Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                          and each fund in the Delaware Investments Family of Funds

*        Business address of each is 2005 Market Street, Philadelphia, PA
         19103-7094.

** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

Item 27. Principal Underwriters.

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b)(1) Information with respect to each officer or partner of principal underwriter:

Name and Principal Business Address*      Positions and Offices with Underwriter        Positions and Offices with Registrant
------------------------------------      --------------------------------------        -------------------------------------
Delaware Distributors, Inc.               General Partner                               None

Delaware Investment Advisers              Limited Partner                               None

Delaware Capital Management               Limited Partner                               None

Jude T. Driscoll                          President/Chief Executive Officer             Executive Vice President/Head of Fixed
                                                                                        Income

David K. Downes                           Executive Vice President/Chief Operating      President/Chief Executive Officer/Chief
                                          Officer/Chief Financial Officer               Financial Officer

Rene M. Campis                            Executive Vice President/Interim Head of      None
                                          Retail

Diane M. Anderson                         Senior Vice President/Retirement Operations   None

Douglas L. Anderson                       Senior Vice President/Operations              None

Michael P. Bishof                         Senior Vice President/Investment Accounting   Senior Vice President/Treasurer

Lisa O. Brinkley                          Senior Vice President/Compliance Director     Senior Vice President/Compliance Director

Joseph H. Hastings                        Senior Vice President/Treasurer/Controller    Senior Vice President/ Corporate
                                                                                        Controller

Joanne O. Hutcheson                       Senior Vice President/Human Resources         Senior Vice President/Human Resources

Karina J. Istvan                          Senior Vice President/Retail Investor         Senior Vice President/Retail Investor
                                          Services                                      Services

Richelle S. Maestro                       Senior Vice President/General                 Senior Vice President/Deputy General
                                          Counsel/Secretary                             Counsel/ Secretary

James L. Shields                          Senior Vice President/Chief Information       None
                                          Officer

Elisa C. Colkitt                          Vice President/Broker Dealer Operations &     None
                                          Service Support

David F. Connor                           Vice President/Deputy General                 Vice President/Deputy General
                                          Counsel/Assistant Secretary                   Counsel/Assistant Secretary

Joel A. Ettinger                          Vice President/Taxation                       Vice President/Taxation

Susan T. Friestedt                        Vice President/Retirement Services            None

Jeffrey M. Kellogg                        Vice President/Product Manager - Fixed        None
                                          Income & International


Name and Principal Business Address*      Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------      --------------------------------------       -------------------------------------
Kevin S. Lee                              Vice President/Assistant Controller          None

Nancy Nawn                                Vice President/Senior Wrap Product Manager   None

David P. O'Connor                         Vice President/Associate General             Vice President/Associate General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary

Brian L. Murray, Jr.                      Vice President/Associate General             Vice President/Associate General
                                          Counsel/Assistant Secretary                  Counsel/Assistant Secretary

Robinder Pal                              Vice President/Retail e-Business             None

Richard  Salus                            Vice President/Assistant Controller          None

Gordon E. Searles                         Vice President/Client Services               None

Michael T. Taggart                        Vice President/Facilities & Administrative   None
                                          Services

Joseph T. Van Thuyne                      Vice President/Human Resources Generalist    None

*        Business address is 2005 Market Street, Philadelphia, PA 19103.

         (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

         (b)(2)   Information with respect to each officer or partner of LFD:

Name and Principal Business Address*      Positions and Offices with LFD                Positions and Offices with Registrant
------------------------------------      ------------------------------                -------------------------------------
Westley V. Thompson                       President/Chief Executive Officer/Director    None

David M. Kittredge                        Senior Vice President/Chief Operating         None
                                          Officer/Director

Margaret Skinner                          Senior Vice President                         None

Frederick J. Crawford**                   Vice President/Treasurer                      None

Patrick Caufield***                       Vice President/Chief Compliance Officer       None

Cynthia A. Rose****                       Secretary                                     None

*        2001 Market Street, Philadelphia, PA 19103.

**       1500 Market Street, Philadelphia, PA 19103.

***      350 Church Street, Hartford, CT 06103

****     1300 Clinton Street, Fort Wayne, IN 46802

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in the Philadelphia office at 2005 Market Street, Philadelphia, PA 19103.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 30th day of April, 2003.

                                          DELAWARE POOLED TRUST

                                          By   /s/ David K. Downes
                                              -----------------------
                                                   David K. Downes
                                                     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


            Signature                                     Title                                 Date
----------------------------------    ----------------------------------------------   -----------------------
/s/ David K. Downes                   President/Chief Executive Officer/                  April 30, 2003
----------------------------------    Chief Financial Officer (Principal
David K. Downes                       Executive Officer/Principal Accounting
                                      Officer) and Trustee

/s/ Walter P. Babich            *     Trustee                                             April 30, 2003
---------------------------------
Walter P. Babich

/s/ John H. Durham              *     Trustee                                             April 30, 2003
---------------------------------
John H. Durham

/s/ John A. Fry                 *     Trustee                                             April 30, 2003
---------------------------------
John A. Fry

/s/ Anthony D. Knerr            *     Trustee                                             April 30, 2003
---------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                *     Trustee                                             April 30, 2003
---------------------------------
Ann R. Leven

/s/ Thomas F. Madison           *     Trustee                                             April 30, 2003
---------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans            *     Trustee                                             April 30, 2003
---------------------------------
Janet L. Yeomans

                                          *By   /s/ David K. Downes
                                             ---------------------------
                                                    David K. Downes
                                              as Attorney-in-Fact for
                                           each of the persons indicated

                                INDEX TO EXHIBITS

Exhibit No.              Exhibit
-----------------        -----------------------------------------------------------------------------------------------
EX-99.E1i                Form of Distribution Agreement (2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Portfolio

EX-99.H2i                Executed Amendment No. 26 (May 1, 2003) to Delaware Investments Family of Funds Fund Accounting
                         Agreement

EX-99.M4                 12b-1 Plan for Delaware REIT Fund Class R

EX-99.N                  Form of 18f-3 Plan (May 1, 2003)

EX-99.P3                 Code of Ethics for Lincoln Financial Distributors, Inc.